UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 4.1%
Compagnie Financiere Richemont S.A. (A)	12,699	$697,295
Prada S.p.A. (A)(B)	8,045	54,287
Prada S.p.A. (A)(B)(C)	37,835	255,306

		1,006,888

Application Software – 0.6%
Intuit Inc.	2,306	136,873

Asset Management & Custody Banks – 3.4%
Apollo Global Management, LLC	12,589	156,104
Blackstone Group L.P. (The)	25,435	332,436
Carlyle Group L.P. (The) (B)	8,822	197,690
KKR & Co. L.P.	12,023	154,982

		841,212

Automobile Manufacturers – 4.0%
Bayerische Motoren Werke AG (A)	7,076	512,069
Hyundai Motor Company (A)	2,313	474,846

		986,915

Broadcasting – 2.3%
CBS Corporation, Class B	17,398	570,297

Casinos & Gaming – 10.1%
Sands China Ltd. (A)	31,096	100,037
Sands China Ltd. (A)(C)	255,021	820,410
Wynn Macau, Limited (A)	130,095	306,986
Wynn Resorts, Limited (D)	11,979	1,242,435

		2,469,868

Communications Equipment – 0.9%
Cisco Systems, Inc.	12,582	216,024

Computer Hardware – 3.1%
Apple Inc. (B)	1,289	752,834

Construction & Farm Machinery & Heavy Trucks – 2.9%
Caterpillar Inc.	4,362	370,361
Cummins Inc.	3,518	340,929

		711,290

Diversified Banks – 1.1%
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	51,684	46,281
China Minsheng Banking Corp., Ltd., H Shares (A)(B)(C)	249,525	223,442

		269,723

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	5,082	173,134

Hotels, Resorts & Cruise Lines – 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	8,381	444,523

Industrial Conglomerates – 2.0%
Hutchison Whampoa Limited, Ordinary Shares (A)	56,000	485,739

Integrated Oil & Gas – 5.2%
Exxon Mobil Corporation	1,880	160,837
Occidental Petroleum Corporation	3,997	342,797
Royal Dutch Shell plc, Class A (A)	7,799	263,207
StatoilHydro ASA (A)	9,815	234,064
Total S.A. (A)	6,294	283,264

		1,284,169

Internet Software & Services – 6.0%
Baidu.com, Inc., ADR (B)(E)	5,580	641,541
Google Inc., Class A (B)	609	352,973
Tencent Holdings Limited (A)	16,013	472,896

		1,467,410

Investment Banking & Brokerage – 1.1%
CITIC Securities Company Limited, H Shares (A)(B)	131,412	279,126

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corporation, Class A (B)	7,569	454,112

Life & Health Insurance – 3.2%
AIA Group Limited (A)	63,114	217,998
AIA Group Limited (A)(C)	147,218	508,500
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	6,887	49,839

		776,337

Mortgage REITs – 1.3%
American Capital Agency Corp.	9,145	307,367

Movies & Entertainment – 2.1%
Delta Topco Limited (B)(D)(F)	718,555	511,087

Multi-Line Insurance – 1.3%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	100,426	327,728

Oil & Gas Drilling – 2.5%
Seadrill Limited (A)	13,912	496,164
Seadrill Limited (A)(C)	3,225	115,007

		611,171

Oil & Gas Exploration & Production – 3.6%
ConocoPhillips	15,693	876,947

Oil & Gas Refining & Marketing – 1.1%
Phillips 66 (B)	7,971	264,973

Pharmaceuticals – 4.1%
GlaxoSmithKline plc (A)	10,592	240,580
Pfizer Inc.	21,488	494,233
Sanofi-Aventis (A)	3,549	268,625

		1,003,438

Restaurants – 1.7%
Starbucks Corporation	7,901	421,265

Semiconductor Equipment – 2.5%
ASML Holding N.V., Ordinary Shares (A)	11,994	615,941

Semiconductors – 0.5%
Intel Corporation	5,059	134,809

Specialized Finance – 0.8%
CME Group Inc.	719	192,717

Tobacco – 2.1%
Philip Morris International Inc.	5,925	516,998

TOTAL COMMON STOCKS – 77.9%		$19,110,915
(Cost: $15,348,822)

PREFERRED STOCKS
Automobile Manufacturers – 4.8%
Volkswagen AG, 2.260% (A)(B)	5,321	842,923
Volkswagen AG, 2.260% (A)(B)(C)	2,163	342,665

		1,185,588

TOTAL PREFERRED STOCKS – 4.8%		$1,185,588
(Cost: $677,290)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Baidu.com, Inc., ADR,
Call $130.00, Expires 9–24–12, OTC (Ctrpty: UBS AG)	2,000	650
BHP Billiton Limited, ADR,
Call $70.00, Expires 11–19–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	1,458	362
Caterpillar Inc.:
Call $110.00, Expires 8–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,403	12
Call $110.00, Expires 8–20–12, OTC (Ctrpty: Goldman Sachs International)	2,400	12
Cisco Systems, Inc.:
Call $19.00, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	48,187	1,397
Call $19.00, Expires 10–22–12	47,997	1,392
Compagnie Financiere Richemont S.A.,
Call CHF62.00, Expires 7–23–12, OTC (Ctrpty: Deutsche Bank AG)(G)	4,006	10
DAX Index:
Put EUR6,200.00, Expires 7–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(G)	6,099	1,997
Put EUR5,850.00, Expires 8–20–12, OTC (Ctrpty: Goldman Sachs International)(G)	1,570	506
Put EUR5,950.00, Expires 8–20–12, OTC (Ctrpty: Goldman Sachs International)(G)	1,584	652
Put EUR6,150.00, Expires 8–20–12, OTC (Ctrpty: Citibank N.A.)(G)	1,529	1,025
Put EUR6,200.00, Expires 8–20–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(G)	1,534	1,157
Exxon Mobil Corporation:
Call $90.00, Expires 7–23–12	6,407	58
Call $90.00, Expires 7–23–12, OTC (Ctrpty: Citibank N.A.)	4,003	36
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $36.00, Expires 11–19–12	8,016	1,562
FTSE 100 Index:
Put GBP5,250.00, Expires 7–20–12, OTC (Ctrpty: Citibank N.A.)(G)	2,885	681
Put GBP5,200.00, Expires 8–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(G)	720	550

Put GBP5,300.00, Expires 8–20–12, OTC (Ctrpty: Barclays Bank PLC)(G)	721	750
Put GBP5,450.00, Expires 8–20–12, OTC (Ctrpty: Barclays Bank PLC)(G)	700	1,149
Put GBP5,450.00, Expires 8–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(G)	708	1,162
Intel Corporation,
Call $29.00, Expires 7–23–12	8,808	40
NASDAQ 100 Index:
Put $2,500.00, Expires 7–20–12, OTC (Ctrpty: Citibank N.A.)	1,923	1,981
Put $2,525.00, Expires 7–23–12, OTC (Ctrpty: Deutsche Bank AG)	1,945	2,674
Put $2,400.00, Expires 8–20–12, OTC (Ctrpty: Barclays Bank PLC)	960	1,694
Put $2,450.00, Expires 8–20–12, OTC (Ctrpty: Barclays Bank PLC)	964	2,357
Put $2,550.00, Expires 8–20–12, OTC (Ctrpty: Citibank N.A.)	1,889	8,727
Rio Tinto plc, ADR:
Call $52.50, Expires 10–22–12, OTC (Ctrpty: Goldman Sachs International)	2,404	451
Call $62.50, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	2,402	60
Russell 2000 Index:
Put $760.00, Expires 7–23–12, OTC (Ctrpty: Citibank N.A.)	12,905	5,097
Put $720.00, Expires 8–20–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	3,216	2,010
Put $730.00, Expires 8–20–12, OTC (Ctrpty: UBS AG)	3,221	2,400
Put $760.00, Expires 8–20–12, OTC (Ctrpty: Barclays Bank PLC)	6,307	8,010
S&P 500 Index:
Put $1,290.00, Expires 7–20–12, OTC (Ctrpty: Deutsche Bank AG)	9,377	3,329
Put $1,300.00, Expires 7–23–12, OTC (Ctrpty: Goldman Sachs International)	9,311	4,237
Put $1,260.00, Expires 8–20–12	4,616	4,085
Put $1,280.00, Expires 8–20–12	4,615	5,284
Put $1,320.00, Expires 8–20–12	6,934	13,278

TOTAL PURCHASED OPTIONS – 0.3%		$80,834
(Cost: $265,184)
CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.0%
Toyota Motor Credit Corporation,
3.800%, 1–18–15 (H)	$325	324

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	470	477

Independent Power Producers & Energy Traders – 0.0%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (C)(G)	BRL11,900	8,605

Movies & Entertainment—2.9%
Delta Topco Limited,
10.000%, 11–24–60 (F)(I)	$702,548	702,355

TOTAL CORPORATE DEBT SECURITIES – 2.9%		$711,761
(Cost: $717,461)

SENIOR LOANS
Movies & Entertainment – 1.2%
Formula One Holdings Ltd. and Alpha Topco Limited,
6.250%, 4–30–18 (H)	299,364	298,616

TOTAL SENIOR LOANS – 1.2%		$298,616
(Cost: $293,568)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (J)	26	—	*
5.500%, 9–15–17 (J)	918	56
5.000%, 11–15–17 (J)	323	8
5.000%, 5–15–18 (J)	1,245	92
5.000%, 4–15–19 (J)	94	4
5.500%, 3–15–23 (J)	891	97
5.000%, 5–15–23 (J)	15	—	*
5.000%, 6–15–23 (J)	492	6
5.000%, 8–15–23 (J)	32	1
5.500%, 10–15–25 (J)	1,313	182
5.500%, 3–15–31 (J)	26	—	*
5.500%, 10–15–32 (J)	832	34
5.500%, 1–15–33 (J)	719	94
5.500%, 5–15–33 (J)	1,165	169
5.000%, 7–15–33 (J)	209	1
6.000%, 11–15–35 (J)	1,056	171
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	1,128	154
5.000%, 8–25–23 (J)	216	5
5.000%, 11–25–23 (J)	516	21
4.500%, 4–25–30 (J)	38	—	*
5.000%, 8–15–31 (J)	1,089	35
5.500%, 8–25–33 (J)	2,185	315
5.500%, 12–25–33 (J)	1,581	151
5.500%, 4–25–34 (J)	2,483	356
5.500%, 8–25–35 (J)	1,846	308
5.500%, 11–25–36 (J)	4,839	452
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31 (J)	105	2
5.500%, 3–20–32 (J)	898	73
5.000%, 10–20–32 (J)	1,662	141
7.000%, 5–20–33 (J)	3,018	740
5.500%, 7–16–33 (J)	1,479	274
5.000%, 7–20–33 (J)	43	3
5.500%, 11–20–33 (J)	262	19
5.500%, 6–20–35 (J)	2,677	410
5.500%, 7–20–35 (J)	1,377	193
5.500%, 10–16–35 (J)	2,591	448

		5,015

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$5,015
(Cost: $12,775)

BULLION – 9.2%	Troy Ounces
Gold	1,417	$2,265,465

(Cost: $1,400,526)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.1%
Banco del Estado de Chile:
0.230%, 7–12–12	$5,000	5,000
0.350%, 8–10–12	8,000	8,000
0.350%, 8–17–12	20,000	20,000

		33,000

Commercial Paper – 2.0%
Bemis Company, Inc.,
0.380%, 7–13–12 (K)	8,000	7,999
Campbell Soup Co.,
0.200%, 8–13–12 (K)	14,000	13,997

Caterpillar Financial Services Corporation,
0.160%, 8–6–12 (K)	23,000	22,996
Citigroup Funding Inc.,
0.400%, 7–2–12 (K)	4,655	4,655
Corporacion Andina de Fomento,
0.230%, 7–16–12 (K)	10,815	10,814
CVS Caremark Corporation,
0.360%, 7–2–12 (K)	1,153	1,153
E.I. du Pont de Nemours and Company:
0.150%, 7–11–12 (K)	11,000	11,000
0.200%, 8–2–12 (K)	9,377	9,375
Ecolab Inc.:
0.410%, 7–13–12 (K)	10,000	9,999
0.390%, 7–20–12 (K)	9,000	8,998
Fannie Mae Discount Notes,
0.120%, 8–27–12 (K)	100,000	99,980
General Mills, Inc,
0.200%, 7–23–12 (K)	20,000	19,997
Google Inc.,
0.100%, 7–12–12 (K)	28,000	27,999
Harley-Davidson Funding Corp.:
0.380%, 7–3–12 (K)	15,000	15,000
0.370%, 7–17–12 (K)	10,000	9,998
0.350%, 7–18–12 (K)	15,000	14,997
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.270%, 7–25–12 (K)	10,000	9,998
Hewlett-Packard Company,
0.450%, 7–30–12 (K)	6,000	5,998
Illinois Tool Works Inc.,
0.120%, 7–12–12 (K)	12,600	12,599
John Deere Capital Corporation,
0.150%, 7–20–12 (K)	18,000	17,998
Kellogg Co.,
0.220%, 7–9–12 (K)	10,000	10,000
Kroger Co. (The):
0.420%, 7–3–12 (K)	10,000	10,000
0.380%, 7–5–12 (K)	15,000	14,999
L’Air Liquide S.A.:
0.150%, 7–9–12 (K)	15,000	15,000
0.200%, 7–16–12 (K)	15,000	14,999
0.220%, 8–1–12 (K)	20,000	19,996
L’Oreal USA, Inc.,
0.140%, 8–9–12 (K)	14,000	13,998
PepsiCo, Inc.,
0.100%, 7–18–12 (K)	14,773	14,772
St. Jude Medical, Inc.,
0.190%, 7–20–12 (K)	20,000	19,998
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.180%, 9–10–12 (K)	10,000	9,996

		479,308

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (L)	4,783	4,783

Municipal Obligations – Taxable – 0.4%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.230%, 7–3–12 (L)	5,000	5,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.130%, 7–3–12 (L)	8,000	8,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.150%, 7–3–12 (L)	7,300	7,300
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.170%, 7–3–12 (L)	13,570	13,570

CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y,
0.170%, 7–5–12 (L)	2,300	2,300
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.160%, 7–5–12 (L)	2,000	2,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.),
0.170%, 7–16–12 (L)	862	862
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.):
0.140%, 7–5–12 (L)	9,571	9,571
0.140%, 7–5–12 (L)	2,672	2,672
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America, N.A.),
0.300%, 7–3–12 (L)	5,125	5,125
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.160%, 7–5–12 (L)	1,905	1,905
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.130%, 7–3–12 (L)	11,800	11,800
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–3–12 (L)	3,896	3,896
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.),
0.140%, 7–5–12 (L)	2,837	2,837
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.150%, 7–5–12 (L)	3,500	3,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.150%, 7–3–12 (L)	30,000	30,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.160%, 7–3–12 (L)	7,235	7,235
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.160%, 7–3–12 (L)	7,500	7,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (L)	11,719	11,719
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1,
0.200%, 7–5–12 (L)	5,000	5,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1,
0.200%, 7–5–12 (L)	2,157	2,157
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.230%, 7–2–12 (L)	9,091	9,091

NYC Hsng Dev Corp, Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006 A (GTD by Citibank, N.A.),
0.200%, 7–5–12 (L)	6,300	6,300
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–3–12 (L)	7,780	7,780
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.150%, 7–5–12 (L)	2,000	2,000
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.180%, 7–5–12 (L)	9,310	9,310
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.160%, 7–3–12 (L)	2,250	2,250

		180,680

Notes – 0.1%
Bank of America, N.A.,
0.820%, 7–20–12 (L)	1,000	1,000
General Electric Capital Corporation,
5.250%, 10–19–12	1,500	1,522

		2,522

Treasury Bills – 0.4%
United States Treasury Bills:
0.150%, 9–27–12	25,000	24,991
0.150%, 10–11–12	10,000	9,996
0.140%, 11–1–12	17,164	17,155
0.140%, 12–13–12	37,000	36,976

		89,118

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corporation (GTD by United States Government):
0.070%, 7–5–12 (L)	25,000	25,000
0.070%, 7–5–12 (L)	16,881	16,881
0.180%, 7–5–12 (L)	3,000	3,000

		44,881

TOTAL SHORT-TERM SECURITIES – 3.4%		$834,292
(Cost: $834,292)

TOTAL INVESTMENT SECURITIES – 99.7%		$24,492,486
(Cost: $19,549,918)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		74,205

NET ASSETS – 100.0%		$24,566,691

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,678,520	$3,221,236	$511,087
Consumer Staples	516,998	—	—
Energy	1,645,554	1,391,706	—
Financials	1,341,296	1,652,914	—
Health Care	494,233	509,205	—
Industrials	711,290	485,739	—
Information Technology	2,689,166	1,088,837	—
Materials	173,134	—	—
Total Common Stocks	$10,250,191	$8,349,637	$511,087
Preferred Stocks	—	1,185,588	—
Purchased Options	25,699	55,135	—
Corporate Debt Securities	—	9,406	702,355
Senior Loans	—	298,616	—
United States Government Agency Obligations	—	5,015	—
Bullion	2,265,465	—	—
Short-Term Securities	—	834,292	—
Total	$12,541,355	$10,737,689	$1,213,442
Liabilities
Forward Foreign Currency Contracts	$—	$18,468	$—
Written Options	$8,629	$20,342	$—

During the period ended June 30, 2012, securities totaling $8,349,637 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-12	$26,811	$712,767
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	51,504	6,156
Purchases	432,772	1,050,085
Sales	—	(1,066,653)
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 6-30-12	$511,087	$702,355
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-12	$51,504	$6,156

Quantitative Information about Level 3 fair value measurements:

At June 30, 2012, Ivy Asset Strategy Fund held investments in private-placement common stock (minority stake) and corporate debt securities of an issuer. Because of the unique nature of these securities, the Fund determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated between the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 22 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (1.5%-3.5%), the weighted average cost of capital (7.5%-9.0%), the anticipated future tax rate (2.5%-23%), and the future gross profit percentage (2.5%-9.8%).

The Fund also applied an illiquidity discount of 5-10% for purposes of this valuation.

Significant changes in any of these inputs would result in a significantly lower or higher fair value measurement.

The following forward foreign currency contracts were outstanding at June 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	242,920	7-16-12	$—	$4,593
Sell	Euro	Deutsche Bank AG	608,750	7-17-12	—	2,969
Sell	Euro	Goldman Sachs International	170,575	7-20-12	—	10,906
					$—	$18,468

The following written options were outstanding at June 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Baidu.com, Inc., ADR	UBS AG	Put	2,000	September 2012	$120.00	$1,630	$(2,295)
	UBS AG	Call	2,000	September 2012	150.00	1,303	(115)
BHP Billiton Limited, ADR	Morgan Stanley & Co., Inc.	Put	1,458	November 2012	55.00	397	(309)
Caterpillar Inc.	Morgan Stanley & Co., Inc.	Put	2,403	August 2012	90.00	877	(1,724)
	Goldman Sachs International	Put	2,400	August 2012	92.50	744	(2,166)
Cisco Systems, Inc.	Deutsche Bank AG	Put	48,187	October 2012	16.00	4,289	(2,890)
	N/A	Put	47,997	October 2012	16.00	3,662	(2,880)
Compagnie Financiere Richemont S.A.	Deutsche Bank AG	Put	4,006	July 2012	CHF52.00	572	(595)
DAX Index	Morgan Stanley & Co., Inc.	Put	3,045	July 2012	EUR5,550.00	1,260	(69)
	Morgan Stanley & Co., Inc.	Put	3,054	July 2012	$5,600.00	1,475	(85)
	Goldman Sachs International	Put	1,570	August 2012	5,250.00	592	(99)
	Goldman Sachs International	Put	1,584	August 2012	5,350.00	820	(132)
	Citibank N.A.	Put	1,529	August 2012	5,550.00	476	(222)
	JPMorgan Chase Bank N.A.	Put	1,534	August 2012	5,600.00	406	(253)

Exxon Mobil Corporation	Citibank N.A.	Put	4,003	July 2012	75.00	361	(26)
	N/A	Put	6,407	July 2012	80.00	856	(122)
Freeport-McMoRan Copper & Gold Inc., Class B	N/A	Put	8,016	November 2012	28.00	1,365	(958)
FTSE 100 Index	Citibank N.A.	Put	2,885	July 2012	GBP4,800.00	2,524	(93)
	Morgan Stanley & Co., Inc.	Put	720	August 2012	$4,700.00	572	(130)
	Barclays Bank PLC	Put	721	August 2012	4,800.00	697	(175)
	Barclays Bank PLC	Put	700	August 2012	4,900.00	407	(219)
	Morgan Stanley & Co., Inc.	Put	708	August 2012	4,900.00	331	(222)
Intel Corporation	N/A	Put	8,808	July 2012	26.00	678	(361)
NASDAQ 100 Index	Deutsche Bank AG	Put	1,945	July 2012	2,250.00	3,520	(160)
	Citibank N.A.	Put	1,923	July 2012	2,250.00	1,923	(159)
	Barclays Bank PLC	Put	960	August 2012	2,150.00	1,857	(293)
	Barclays Bank PLC	Put	964	August 2012	2,200.00	2,145	(458)
	Citibank N.A.	Put	1,889	August 2012	2,275.00	2,161	(1,407)
Rio Tinto plc, ADR	Goldman Sachs International	Put	2,404	October 2012	40.00	486	(391)
	Deutsche Bank AG	Put	2,402	October 2012	47.50	765	(1,033)
Russell 2000 Index	Citibank N.A.	Put	12,905	July 2012	680.00	12,906	(323)
	JPMorgan Chase Bank N.A.	Put	3,216	August 2012	650.00	2,519	(571)
	UBS AG	Put	3,221	August 2012	660.00	3,179	(741)
	Barclays Bank PLC	Put	6,307	August 2012	690.00	4,510	(2,239)
S&P 500 Index	Deutsche Bank AG	Put	9,377	July 2012	1,160.00	9,565	(352)
	Goldman Sachs International	Put	9,311	July 2012	1,170.00	8,732	(396)
	N/A	Put	4,616	August 2012	1,130.00	4,602	(889)
	N/A	Put	4,615	August 2012	1,150.00	5,524	(1,096)
	N/A	Put	6,934	August 2012	1,180.00	4,172	(2,323)
						$94,860	$(28,971)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $2,273,935 or 9.3% of net assets.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(F)	Restricted and illiquid securities. At June 30, 2012, the Fund owned the following restricted and illiquid securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	718,555	$462,497	$511,087

		Principal
Delta Topco Limited, 10.000%, 11-24-60	1-23-12 to 6-18-12	$702,548	711,109	702,355
			$1,173,606	$1,213,442

The	total value of these securities represented 4.9% of net assets at June 30, 2012.

(G)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CHF - Swiss Franc, EUR - Euro and GBP - British Pound).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(I)	Payment-in-kind bonds.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at June 30, 2012.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$19,549,918

Gross unrealized appreciation	5,762,609
Gross unrealized depreciation	(820,041)

Net unrealized appreciation	$4,942,568

SCHEDULE OF INVESTMENTS Ivy Asset Strategy New Opportunities Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 4.1%
Focus Media Holding Limited, ADR	559	$13,121

Agricultural Products – 1.5%
Cosan S.A. Industria e Comercio, Class A	384	4,868

Air Freight & Logistics – 4.4%
GLOVIS Co., Ltd. (A)	73	13,959

Airlines – 5.6%
Copa Holdings, S.A., Class A	220	18,158

Automobile Manufacturers – 8.3%
Ford Otomotiv Sanayi A.S. (A)	1,025	9,307
Kia Motors Corporation (A)	259	17,081

		26,388

Broadcasting – 1.1%
PT Media Nusantara Citra Tbk (A)	13,879	2,957
PT Media Nusantara Citra Tbk (A)(B)(C)	3,000	639

		3,596

Coal & Consumable Fuels – 0.9%
Alpha Natural Resources, Inc. (B)	347	3,026

Construction & Engineering – 4.3%
Chicago Bridge & Iron Company N.V., NY Shares	360	13,666

Construction Materials – 1.4%
PT Semen Gresik (Persero) Tbk (A)	3,596	4,363

Diversified Banks – 6.2%
Bangkok Bank Public Company Limited (A)	786	5,169
Capitec Bank Holdings Limited (A)	213	5,532
Capitec Bank Holdings Limited (A)(C)	69	1,796
Siam Commercial Bank Public Company Limited (A)	1,073	5,022
Turkiye Is Bankasi A.S. (A)	297	790
Yapi ve Kredi Bankasi A.S. (A)	687	1,413

		19,722

Diversified Metals & Mining – 1.3%
Walter Industries, Inc.	95	4,200

Diversified Support Services – 3.8%
Aggreko plc (A)	369	12,009

Education Services – 1.5%
Anhanguera Educacional Participacoes S.A. (A)(B)	326	4,135
Anhanguera Educacional Participacoes S.A. (A)(B)(C)	50	634

		4,769

Food Distributors – 1.7%
Olam International Limited (A)	3,644	5,278

Food Retail – 4.8%
BIM Birlesik Magazalar Anonim Sirketi (A)	242	9,990
C.P. Seven Eleven Public Company Limited (A)(B)	4,498	5,062

		15,052

Health Care Equipment – 1.0%
DexCom, Inc. (B)	239	3,101

Health Care Services – 1.2%
Fleury S.A. (A)	321	4,075

Homebuilding – 3.6%
MRV Engenharia e Participacoes S.A. (A)	1,444	6,649
Rossi Residencial S.A. (A)	2,003	4,917

		11,566

Hotels, Resorts & Cruise Lines – 0.2%
Bloomberry Resorts Corporation (A)(B)(C)	2,160	491

Industrial Machinery – 2.1%
Cummins India Limited (A)	202	1,631
Hiwin Technologies Corp. (A)	501	5,145

		6,776

Internet Software & Services – 7.2%
MercadoLibre, Inc.	164	12,406
SINA Corporation (B)	202	10,455

		22,861

Managed Health Care – 0.8%
Amil Participacoes S.A. (A)	247	2,423

Multi-Sector Holdings – 1.9%
GT Capital Holdings Incorporated (A)(B)	512	6,133

Oil & Gas Drilling – 1.2%
North Atlantic Drilling Ltd. (A)(C)	2,610	3,957

Oil & Gas Equipment & Services – 3.5%
Dril-Quip, Inc. (B)	76	4,998
Technip-Coflexip (A)	58	6,023

		11,021

Oil & Gas Exploration & Production – 3.2%
Cairn Energy plc (A)	541	2,255
Cairn India Limited (A)(B)	550	3,056
Kosmos Energy Ltd. (B)	432	4,768

		10,079

Packaged Foods & Meats – 3.3%
BRF-Brasil Foods S.A. (A)	514	7,740
Charoen Pokphand Foods Public Company Limited (A)	2,399	2,932

		10,672

Real Estate Development – 2.6%
UEM Land Holdings Berhad (A)(B)	12,644	8,370

Real Estate Management & Development – 2.7%
BR Properties S.A. (A)(B)	677	7,921
BR Properties S.A. (A)(B)(C)	50	585

		8,506

Real Estate Operating Companies – 2.6%
BRMalls Participacoes S.A. (A)	734	8,316

Specialty Chemicals – 1.2%
Novozymes A/S, Class B (A)	147	3,812

TOTAL COMMON STOCKS – 89.2%		$284,334
(Cost: $300,891)

BULLION – 7.2%	Troy Ounces
Gold	14	$22,937

(Cost: $24,309)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.3%
Danaher Corporation,
0.150%, 7–11–12 (D)	$983	983

Master Note – 1.0%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (E)	3,000	3,000

Municipal Obligations - Taxable – 0.3%
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.150%, 7–3–12 (E)	1,050	1,050

TOTAL SHORT-TERM SECURITIES – 1.6%		$5,033
(Cost: $5,033)

TOTAL INVESTMENT SECURITIES – 98.0%		$312,304
(Cost: $330,233)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		6,300

NET ASSETS – 100.0%		$318,604

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$29,455	$30,476	$—
Consumer Staples	12,608	23,262	—
Energy	12,792	15,291	—
Financials	22,955	28,092	—
Health Care	9,599	—	—
Industrials	31,823	32,744	—
Information Technology	22,861	—	—
Materials	4,200	8,176	—
Total Common Stocks	$146,293	$138,041	$—
Bullion	22,937	—	—
Short-Term Securities	—	5,033	—
Total	$169,230	$143,074	$—

During the period ended June 30, 2012, securities totaling $138,041 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $8,102 or 2.5% of net assets.

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$330,233

Gross unrealized appreciation	32,044
Gross unrealized depreciation	(49,973)

Net unrealized depreciation	$(17,929)

SCHEDULE OF INVESTMENTS
Ivy Balanced Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.5%
Honeywell International Inc.	96	$5,355
Precision Castparts Corp.	43	7,139

		12,494

Apparel Retail – 2.0%
Limited Brands, Inc.	237	10,092

Application Software – 1.5%
Intuit Inc.	125	7,395

Asset Management & Custody Banks – 0.8%
Northern Trust Corporation	92	4,215

Auto Parts & Equipment – 1.3%
BorgWarner Inc. (A)	102	6,684

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	150	11,948

Broadcasting – 1.6%
CBS Corporation, Class B	251	8,221

Communications Equipment – 1.0%
QUALCOMM Incorporated	89	4,939

Computer Hardware – 3.5%
Apple Inc. (A)	32	18,396

Department Stores – 1.1%
Macy’s Inc.	168	5,771

Distillers & Vintners – 1.9%
Brown-Forman Corporation, Class B	99	9,574

Electric Utilities – 1.3%
PPL Corporation	228	6,344

Fertilizers & Agricultural Chemicals – 1.3%
Monsanto Company	80	6,614

Food Retail – 1.5%
Whole Foods Market, Inc.	81	7,702

Footwear – 1.2%
NIKE, Inc., Class B	68	5,943

Health Care Distributors – 1.2%
Henry Schein, Inc. (A)	76	5,989

Health Care Equipment – 0.9%
Covidien plc	87	4,628

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	216	8,008

Household Products – 1.1%
Colgate-Palmolive Company	55	5,736

Integrated Oil & Gas – 1.0%
Exxon Mobil Corporation	61	5,220

Integrated Telecommunication Services – 0.9%
AT&T Inc.	133	4,750

Internet Software & Services – 2.0%
eBay Inc. (A)	85	3,579
Google Inc., Class A (A)	12	6,671

		10,250

Life Sciences Tools & Services – 1.1%
Mettler-Toledo International Inc. (A)	37	5,751

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	171	7,802

Multi-Utilities – 0.7%
DTE Energy Company	61	3,607

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	143	9,208
Schlumberger Limited	61	3,947

		13,155

Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corporation	171	6,741
ConocoPhillips	147	8,198

		14,939

Oil & Gas Refining & Marketing – 0.7%
Phillips 66 (A)	110	3,661

Oil & Gas Storage & Transportation – 0.7%
Regency Energy Partners LP	145	3,442

Other Diversified Financial Services – 0.7%
JPMorgan Chase & Co.	98	3,487

Packaged Foods & Meats – 3.1%
Hershey Foods Corporation	93	6,713
Mead Johnson Nutrition Company	105	8,477

		15,190

Personal Products – 1.2%
Estee Lauder Companies Inc. (The), Class A	114	6,159

Pharmaceuticals – 4.8%
Allergan, Inc.	102	9,432
GlaxoSmithKline plc, ADR	149	6,776
Johnson & Johnson	119	8,067

		24,275

Property & Casualty Insurance – 2.5%
Berkshire Hathaway Inc., Class B (A)	92	7,659
Travelers Companies, Inc. (The)	74	4,692

		12,351

Railroads – 2.6%
Kansas City Southern	82	5,697
Union Pacific Corporation	65	7,791

		13,488

Regional Banks – 1.6%
PNC Financial Services Group, Inc. (The)	136	8,293

Restaurants – 3.0%
McDonald’s Corporation	82	7,242
Starbucks Corporation	146	7,794

		15,036

Semiconductor Equipment – 1.9%
ASML Holding N.V., NY Registry Shares	127	6,531
KLA-Tencor Corporation	65	3,196

		9,727

Semiconductors – 1.6%
Microchip Technology Incorporated	254	8,396

Systems Software – 2.7%
Microsoft Corporation	209	6,399
Oracle Corporation	251	7,455

		13,854

Tobacco –1.8%
Philip Morris International Inc.	108	9,380

TOTAL COMMON STOCKS – 71.2%		$362,906
(Cost: $298,256)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.1%
United Technologies Corporation,
1.200%, 6–1–15	$500	506

Apparel Retail – 1.1%
Limited Brands, Inc.:
6.900%, 7–15–17	750	833
6.625%, 4–1–21	2,915	3,185
LVMH Moet Hennessy Louis Vuitton,
1.625%, 6–29–17 (B)	2,000	2,000

		6,018

Auto Parts & Equipment – 0.2%
BorgWarner Inc.,
4.625%, 9–15–20	1,000	1,090

Automobile Manufacturers – 0.7%
Ford Motor Company, Convertible,
4.250%, 11–15–16	1,000	1,390
Toyota Motor Credit Corporation,
2.050%, 1–12–17	2,000	2,045

		3,435

Banking – 0.2%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	1,050	1,057

Biotechnology – 0.4%
Amgen Inc.,
2.125%, 5–15–17	2,000	2,024

Brewers – 0.5%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	500	503
5.375%, 11–15–14	1,000	1,103
SABMiller Holdings Inc.,
3.750%, 1–15–22 (B)	500	532

		2,138

Broadcasting – 0.6%
CBS Corporation:
8.875%, 5–15–19	500	662
4.300%, 2–15–21	1,000	1,070
Discovery Communications, LLC:
4.375%, 6–15–21	750	815
3.300%, 5–15–22	900	909

		3,456

Cable & Satellite – 0.3%
DIRECTV Holdings LLC,
2.400%, 3–15–17	500	504
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	1,000	1,055

		1,559

Construction & Farm Machinery & Heavy Trucks – 0.4%
Caterpillar Inc.:
0.567%, 11–21–12 (C)	400	400
1.375%, 5–27–14	1,000	1,013
John Deere Capital Corporation,
5.250%, 10–1–12	500	506

		1,919

Consumer Finance – 1.2%
American Express Credit Corporation,
5.125%, 8–25–14	200	216
Capital One Financial Corporation,
2.125%, 7–15–14	1,750	1,766
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	1,000	1,014
Ford Motor Credit Company LLC:
3.875%, 1–15–15	1,000	1,030
7.000%, 4–15–15	750	834
USAA Capital Corporation,
1.050%, 9–30–14 (B)	1,000	996

		5,856

Data Processing & Outsourced Services – 0.4%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,800	1,945

Department Stores – 0.2%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	1,000	1,052

Distillers & Vintners – 0.2%
Beam Inc.,
1.875%, 5–15–17	800	804

Diversified Banks – 0.9%
Bank of Montreal,
1.300%, 10–31–14 (B)	1,000	1,014
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	1,250	1,265
Barclays Bank plc,
2.375%, 1–13–14	600	601
U.S. Bancorp,
4.200%, 5–15–14	1,000	1,064
Wells Fargo & Company,
3.676%, 6–15–16 (C)	500	532

		4,476

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3–30–15	500	518

Diversified Metals & Mining – 0.1%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	500	571

Drug Retail – 0.1%
CVS Caremark Corporation,
3.250%, 5–18–15	550	579

Electric Utilities – 0.1%
Hydro-Quebec,
8.000%, 2–1–13	500	521

Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Company,
2.750%, 4–15–16	1,000	1,060

Food Distributors – 0.1%
Cargill, Inc.,
4.307%, 5–14–21 (B)	424	466

General Merchandise Stores – 0.2%
Target Corporation,
1.125%, 7–18–14	1,000	1,009

Health Care Equipment – 0.3%
Stryker Corporation,
2.000%, 9–30–16	1,500	1,537

Health Care Services – 0.4%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,093

Health Care Supplies – 0.2%
DENTSPLY International Inc.,
2.750%, 8–15–16	1,000	1,017

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	250	289

Household Products – 0.1%
Colgate-Palmolive Company,
1.250%, 5–1–14	500	506

Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc.:
0.750%, 10–25–13	1,500	1,504
2.875%, 4–1–15	250	265

		1,769

Industrial Gases – 0.4%
Praxair, Inc.:
4.375%, 3–31–14	1,000	1,063
3.000%, 9–1–21	1,000	1,031

		2,094

Industrial Machinery – 0.4%
Eaton Corporation,
0.798%, 6–16–14 (C)	750	752
Illinois Tool Works Inc.,
5.150%, 4–1–14	1,000	1,076

		1,828

Integrated Oil & Gas – 0.3%
Cenovus Energy Inc.,
4.500%, 9–15–14	250	267
ConocoPhillips,
4.750%, 2–1–14	1,000	1,062

		1,329

Integrated Telecommunication Services – 0.2%
AT&T Inc.,
4.850%, 2–15–14	1,000	1,065

IT Consulting & Other Services – 0.4%
International Business Machines Corporation,
1.250%, 5–12–14	2,000	2,021

Leisure Products – 0.2%
Mattel, Inc.,
2.500%, 11–1–16	750	771

Life & Health Insurance – 0.8%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (B)	1,200	1,212
2.500%, 9–29–15 (B)	2,500	2,563
Prudential Financial, Inc.,
4.750%, 9–17–15	500	538

		4,313

Movies & Entertainment – 0.1%
Viacom Inc.,
4.375%, 9–15–14	500	535

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (B)	500	524

Oil & Gas Exploration & Production – 0.4%
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,041
Southwestern Energy Company,
4.100%, 3–15–22 (B)	1,050	1,065

		2,106

Other Diversified Financial Services – 0.9%
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,053
3.450%, 3–1–16	2,000	2,073
3.150%, 7–5–16	750	772
7.900%, 4–29–49 (C)	500	548

		4,446

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(D)	7	—	*
8.000%, 3–31–11 (B)(D)	1	—

		—	*

Packaged Foods & Meats – 0.3%
Kellogg Company,
4.450%, 5–30–16	500	553
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,059

		1,612

Pharmaceuticals – 0.1%
Roche Holdings Ltd,
5.000%, 3–1–14 (B)	636	679

Railroads – 0.1%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	700	707

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	250	271

Retail Stores – 0.2%
Dollar General Corporation,
4.125%, 7–15–17	450	456
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (B)	400	445

		901

Semiconductors – 0.4%
Broadcom Corporation,
2.700%, 11–1–18	1,000	1,032
Texas Instruments Incorporated,
0.647%, 5–15–13 (C)	1,000	1,003

		2,035

Soft Drinks – 0.1%
PepsiCo, Inc.,
3.750%, 3–1–14	500	525

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500	523

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	500	578

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	1,200	1,276
American Tower Corporation:
4.625%, 4–1–15	500	529
4.700%, 3–15–22	1,400	1,439

		3,244

TOTAL CORPORATE DEBT SECURITIES – 16.0%		$81,377
(Cost: $77,876)

OTHER GOVERNMENT SECURITIES
Israel – 0.3%
State of Israel,
4.000%, 6–30–22	1,250	1,295

Qatar – 0.3%
State of Qatar:
4.000%, 1–20–15 (B)	750	790
3.125%, 1–20–17	1,000	1,042

		1,832

Supranational – 0.1%
International Bank for Reconstruction and Development,
2.375%, 5–26–15	450	475

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$3,602
(Cost: $3,431)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.3%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	124	134
5.000%, 1–1–18	87	94
5.500%, 4–1–18	43	47
6.500%, 10–1–28	90	105
6.500%, 2–1–29	13	15
7.000%, 11–1–31	81	96
6.500%, 2–1–32	74	85
7.000%, 2–1–32	109	127
7.000%, 3–1–32	50	58
7.000%, 7–1–32	67	79
6.000%, 9–1–32	300	338
6.500%, 9–1–32	63	72
5.500%, 5–1–33	147	162
5.500%, 6–1–33	88	96

		1,508

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,508
(Cost: $1,365)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.4%
United States Treasury Bonds,
7.500%, 11–15–16	500	647
United States Treasury Notes:
3.875%, 2–15–13	1,250	1,279
3.625%, 5–15–13	750	772
4.250%, 8–15–13	900	940
4.250%, 8–15–15	3,000	3,352
1.375%, 11–30–18	10,000	10,234

		17,224

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.4%		$17,224
(Cost: $16,434)

SHORT-TERM SECURITIES
Commercial Paper – 4.8%
Citigroup Funding Inc.,
0.400%, 7–2–12 (E)	2,071	2,071
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.420%, 7–16–12 (E)	4,972	4,971
John Deere Capital Corporation,
0.150%, 7–20–12 (E)	5,000	5,000
L’Oreal USA, Inc.,
0.210%, 7–19–12 (E)	5,000	4,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.160%, 8–13–12 (E)	4,000	3,999
Wisconsin Electric Power Co.,
0.190%, 7–19–12 (E)	3,000	3,000

		24,040

Master Note – 1.3%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (F)	6,836	6,836

Municipal Obligations – Taxable – 1.8%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.150%, 7–5–12 (F)	1,400	1,400

MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (F)	862	862
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.230%, 7–2–12 (F)	6,851	6,851

		9,113

TOTAL SHORT–TERM SECURITIES – 7.9%		$39,989
(Cost: $39,989)

TOTAL INVESTMENT SECURITIES – 99.5%		$506,606
(Cost: $437,351)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,720

NET ASSETS – 100.0%		$509,326

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$362,906	$—	$—
Corporate Debt Securities	—	81,377	—	*
Other Government Securities	—	3,602	—
United States Government Agency Obligations	—	1,508	—
United States Government Obligations	—	17,224	—
Short-Term Securities	—	39,989	—
Total	$362,906	$143,700	$—	*

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $12,286 or 2.4% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at June 30, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The	following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$437,351

Gross unrealized appreciation	70,744
Gross unrealized depreciation	(1,489)

Net unrealized appreciation	$69,255

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Specialized REITs – 0.0%
Public Storage, Inc., 6.25% Cumulative	2	$57

TOTAL PREFERRED STOCKS – 0.0%		$57
(Cost: $53)

ASSET-BACKED SECURITIES	Principal
Ally Auto Receivable Trust 2010-1B,
3.290%, 3–15–15 (A)	$4,000	4,134
America West Airlines, Inc. Pass-Through Certificates, Series 2000-1,
8.057%, 7–2–20	1,696	1,798
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	1,172	1,245
American Airlines Pass-Through Trust Series 2005-1,
12.000%, 9–29–12 (A)	611	605
AmeriCredit Automobile Receivables Trust 2010-4B,
1.990%, 10–8–15	385	388
AmeriCredit Automobile Receivables Trust 2011-1,
2.850%, 8–8–16	1,380	1,417
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2–18–14 (A)	1,000	1,003
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3–17–14 (A)	480	485
Chrysler Financial Auto Securitization Trust 2010-A,
1.650%, 11–8–13	1,780	1,786
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	1,070	1,177
Continental Airlines Pass-Through Certificates 2010-1B,
6.000%, 1–12–19	960	962
Continental Airlines Pass-Through Certificates, Series 2006-1,
0.834%, 6–2–13 (B)	925	897
Continental Airlines Pass-Through Certificates, Series 2009-2,
7.250%, 11–10–19	685	773
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	1,000	1,010
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	907	927
5.200%, 12–15–35 (A)(B)	300	291
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3 A7,
6.400%, 10–15–18	62	64
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1994-5 A5,
8.300%, 11–15–19	219	222
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1996-4 A6,
7.400%, 6–15–27	760	801
Honda Auto Receivables 2009-3 Owner Trust,
3.300%, 9–15–15	1,270	1,281
Nordstrom Credit Card Master Note Trust II, Series 2011-1A,
2.280%, 11–15–19 (A)	2,680	2,772

Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1–15–35	668	703
Origen Manufactured Housing Contract Trust 2004-B:
4.750%, 8–15–21	322	323
5.730%, 11–15–35 (B)	802	845
Origen Manufactured Housing Contract Trust 2005-A,
5.860%, 6–15–36 (B)	86	89
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1–15–37	700	742
Santander Drive Auto Receivables Trust 2010-B,
2.100%, 9–15–14 (A)	1,457	1,463
Santander Drive Auto Receivables Trust 2011-4,
1.370%, 3–16–15	1,165	1,170
World Financial Network Credit Card Master Note Trust, Ser 2006-A,
0.372%, 2–15–17 (A)(B)	4,800	4,789
CVS Caremark Corporation Pass-Through Trust:
6.036%, 12–10–28	3,417	3,854
6.943%, 1–10–30	585	693

TOTAL ASSET-BACKED SECURITIES – 7.2%		$38,709
(Cost: $37,939)

CORPORATE DEBT SECURITIES
Aerospace – 0.3%
BE Aerospace, Inc.,
5.250%, 4–1–22	1,640	1,689

Aerospace & Defense – 0.2%
Textron Inc.,
5.600%, 12–1–17	1,000	1,102

Airlines – 0.6%
United Air Lines, Inc.,
10.400%, 11–1–16	830	947
US Airways Group, Inc. Class A,
6.250%, 4–22–23	1,263	1,327
US Airways Group, Inc. Class B,
8.500%, 4–22–17	879	901

		3,175

Application Software – 0.4%
Intuit Inc.,
5.750%, 3–15–17	1,780	2,038

Asset-Backed Security – 0.2%
US Airways, Inc. Class A Pass-Through Certificates, Series 2012-1,
5.900%, 10–1–24	1,010	1,034

Auto Parts & Equipment – 0.8%
Dana Holding Corporation:
6.500%, 2–15–19	1,500	1,594
6.750%, 2–15–21	1,500	1,619
Delphi Corporation,
6.125%, 5–15–21	300	328
Tenneco Inc.,
6.875%, 12–15–20	850	918

		4,459

Automobile Manufacturers – 0.4%
Hyundai Capital Services, Inc.,
4.375%, 7–27–16 (A)	2,000	2,103

Banking – 1.3%
HSBC Bank USA, N.A.,
6.000%, 8–9–17	4,235	4,712
HSBC USA Inc.,
2.375%, 2–13–15	1,975	1,998

		6,710

Biotechnology – 0.2%
Gilead Sciences, Inc.,
5.650%, 12–1–41	1,135	1,325

Cable & Satellite – 0.7%
DISH DBS Corporation,
4.625%, 7–15–17 (A)	1,725	1,727
EchoStar DBS Corporation,
7.750%, 5–31–15	1,890	2,098

		3,825

Communications Equipment – 0.4%
Telefonaktiebolaget LM Ericsson,
4.125%, 5–15–22	2,335	2,343

Computer Hardware – 0.8%
Hewlett-Packard Company,
3.300%, 12–9–16	4,160	4,350

Consumer Finance – 3.3%
American Express Credit Corporation:
1.568%, 6–12–15 (B)	1,130	1,141
1.750%, 6–12–15	2,100	2,124
AmeriGas Partners, L.P. and AmeriGas Finance Corp.,
6.500%, 5–20–21	477	479
Capital One Bank USA NA,
8.800%, 7–15–19	2,330	2,937
Discover Bank,
8.700%, 11–18–19	1,930	2,399
Discover Financial Services,
6.450%, 6–12–17	660	741
Ford Motor Credit Company LLC:
5.625%, 9–15–15	1,500	1,631
3.000%, 6–12–17	1,375	1,368
GS Mortgage Securities Corporation Trust 2012-ALOHA, Class A,
3.551%, 4–10–34	5,125	5,303

		18,123

Distillers & Vintners – 0.6%
Pernod Ricard S.A.,
5.750%, 4–7–21 (A)	2,700	3,050

Diversified Banks – 0.6%
U.S. Bank, N.A.,
3.778%, 4–29–20	3,140	3,281

Diversified Chemicals – 0.5%
Eastman Chemical Company,
2.400%, 6–1–17	2,550	2,578

Electric Utilities – 1.0%
Delmarva Power & Light Company,
4.000%, 6–1–42	2,215	2,255
Southwestern Electric Power Company,
5.550%, 1–15–17	2,395	2,709

		4,964

Food Distributors – 0.3%
Kraft Foods Inc.,
1.625%, 6–4–15 (A)	1,740	1,759

Food Retail – 0.3%
Tesco plc,
2.000%, 12–5–14 (A)	1,550	1,566

General Merchandise Stores – 0.6%
Target Corporation,
4.000%, 7–1–42	3,150	3,108

Health Care Services – 1.3%
Aristotle Holding, Inc.,
3.500%, 11–15–16 (A)	3,200	3,370
Medco Health Solutions, Inc.,
7.125%, 3–15–18	1,030	1,271
Quest Diagnostics Incorporated,
5.750%, 1–30–40	1,860	2,132

		6,773

Health Care Supplies – 0.8%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	4,300	4,514

Heavy Electrical Equipment – 0.2%
Actuant Corporation,
5.625%, 6–15–22 (A)	1,195	1,228

Industrial Conglomerates – 0.6%
Tyco International Finance S.A.,
8.500%, 1–15–19	2,300	3,151

Integrated Telecommunication Services – 0.3%
Qwest Communications International Inc.,
7.125%, 4–1–18	1,500	1,583

Internet Software & Services – 0.3%
British Telecommunications plc,
2.000%, 6–22–15	1,620	1,641

Investment Banking & Brokerage – 0.6%
Goldman Sachs Group, Inc. (The),
6.250%, 9–1–17	970	1,055
Morgan Stanley,
6.250%, 8–28–17	2,200	2,272

		3,327

IT Consulting & Other Services – 0.2%
BMC Software, Inc.,
4.250%, 2–15–22	1,000	1,002

Life & Health Insurance – 0.4%
StanCorp Financial Group, Inc.,
6.875%, 10–1–12	450	456
Symetra Financial Corporation,
6.125%, 4–1–16 (A)	1,450	1,483

		1,939

Managed Health Care – 0.1%
Coventry Health Care, Inc.,
6.125%, 1–15–15	415	453

Metal & Glass Containers – 0.7%
Ball Corporation:
7.375%, 9–1–19	500	553
6.750%, 9–15–20	2,720	2,992

		3,545

Multi-Utilities – 0.5%
CMS Energy Corporation:
2.750%, 5–15–14	600	603
8.750%, 6–15–19	1,825	2,253

		2,856

Oil & Gas – 0.1%
Cimarex Energy Co.,
5.875%, 5–1–22	500	519

Oil & Gas Exploration & Production – 0.5%
Concho Resources Inc.,
5.500%, 10–1–22	2,500	2,475

Oil & Gas Refining & Marketing – 0.7%
NuStar Logistics, L.P.,
7.650%, 4–15–18	3,300	3,847

Oil & Gas Storage & Transportation – 3.6%
El Paso Natural Gas Company,
7.500%, 11–15–26	3,290	4,031
El Paso Pipeline Partners Operating Company, LLC:
6.500%, 4–1–20	375	435
5.000%, 10–1–21	690	747

Energy Transfer Partners, L.P.,
9.000%, 4–15–19	2,770	3,461
Kinder Morgan Finance Company, ULC,
6.000%, 1–15–18 (A)	1,215	1,264
Regency Energy Partners LP and Regency Energy Finance Corp.:
6.875%, 12–1–18	1,000	1,053
6.500%, 7–15–21	2,000	2,100
Sunoco Logistics Partners Operations L.P.,
6.850%, 2–15–40	1,265	1,472
Western Gas Partners, LP:
5.375%, 6–1–21	1,890	2,092
4.000%, 7–1–22	1,695	1,695
Williams Partners L.P.,
7.250%, 2–1–17	770	923

		19,273

Other Diversified Financial Services – 1.5%
Citigroup Funding Inc.,
4.450%, 1–10–17	3,280	3,439
Citigroup Inc.,
6.010%, 1–15–15	1,080	1,161
JPMorgan Chase Bank N.A.:
5.875%, 6–13–16	1,170	1,284
6.000%, 7–5–17	215	240
6.000%, 10–1–17	2,368	2,652

		8,776

Packaged Foods & Meats – 0.2%
Kellogg Company,
1.750%, 5–17–17	1,230	1,231

Paper Packaging – 0.4%
RockTenn,
4.450%, 3–1–19 (A)	2,160	2,220

Pharmaceuticals – 0.3%
Mylan Inc.,
6.000%, 11–15–18 (A)	1,500	1,579

Property & Casualty Insurance – 0.7%
Liberty Mutual Group, Inc.:
7.300%, 6–15–14 (A)	1,000	1,095
5.000%, 6–1–21 (A)	2,645	2,664
OneBeacon U.S. Holdings, Inc.,
5.875%, 5–15–13	200	206

		3,965

Railroads – 0.6%
BNSF Funding Trust I,
6.613%, 12–15–55	2,985	3,149

Real Estate Operating Companies – 0.6%
Colonial Realty Limited Partnership,
5.500%, 10–1–15	1,830	1,935
Helios Leasing I LLC,
2.018%, 5–29–24	1,425	1,423

		3,358

Regional Banks – 1.0%
PNC Bank, N.A.,
6.875%, 4–1–18	1,045	1,247
SunTrust Bank,
0.757%, 8–24–15 (B)	4,225	3,943

		5,190

Research & Consulting Services – 0.1%
Dun & Bradstreet Corporation (The),
2.875%, 11–15–15	705	725

Retail REITs – 0.1%
Westfield Group,
7.500%, 6–2–14 (A)	600	655

Retail Stores – 0.3%
Dollar General Corporation,
4.125%, 7–15–17	1,395	1,414

Security & Alarm Services – 0.8%
ADT Corporation (The):
2.250%, 7–15–17 (A)	2,360	2,372
4.875%, 7–15–42 (A)	1,800	1,766

		4,138

Specialized Finance – 0.3%
International Lease Finance Corporation,
6.500%, 9–1–14 (A)	1,300	1,372

Specialized REITs – 1.3%
HCP, Inc.,
3.750%, 2–1–19	1,660	1,658
Health Care REIT, Inc.,
4.125%, 4–1–19	2,830	2,876
Healthcare Realty Trust Incorporated,
5.125%, 4–1–14	824	853
Nationwide Health Properties, Inc.:
6.250%, 2–1–13	600	616
6.000%, 5–20–15	1,000	1,085

		7,088

Specialized REIT’s – 0.4%
Ventas Realty, LP and Ventas Capital Corp.,
4.000%, 4–30–19	1,850	1,898

Tobacco – 0.8%
Altria Group, Inc.,
10.200%, 2–6–39	1,850	3,012
B.A.T. International Finance plc,
1.400%, 6–5–15 (A)	1,045	1,045

		4,057

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC,
6.750%, 5–20–20	1,500	1,530

Wireless – 0.1%
Virgin Media Finance plc,
5.250%, 2–15–22	350	358

Wireless Telecommunication Service – 0.2%
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	850	985

TOTAL CORPORATE DEBT SECURITIES – 34.4%		$184,396
(Cost: $177,089)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 5.4%
7 WTC Depositor, LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	2,560	2,601
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6–11–41 (B)	1,598	1,706
COMM 2012-9W57 Mortgage Trust, Class A,
2.365%, 2–10–29 (A)	3,230	3,306
Commercial Mortgage Asset Trust:
6.975%, 1–17–32	1,790	1,845
7.800%, 11–17–32 (B)	1,000	1,066
Extended Stay America Trust 2010-ESH,
2.951%, 11–5–27 (A)	1,528	1,540
Extended Stay America Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-ESH,
4.860%, 11–5–27 (A)	1,905	1,926
GMAC Commercial Mortgage Securities,
5.940%, 7–1–13 (A)	1	1
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	1,656	989
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	312	212

J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.227%, 12–5–27 (A)(B)	6,062	729
7.694%, 12–5–27 (A)(B)	2,600	3,033
LB-UBS Commercial Mortgage Trust 2003-C7,
5.286%, 7–15–37 (A)(B)	1,000	939
Morgan Stanley Capital I Trust 2012-C4,
3.773%, 3–15–45	945	948
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.000%, 11–28–35 (A)	1,062	1,062
5.880%, 11–28–35 (A)(B)	1,280	800
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3–15–30 (A)	500	508
Prudential Securities Secured Financing Corporation, Commercial Mortgage Pass-Through Certficates, Series 2003-PWR1,
4.775%, 2–11–36 (A)	1,516	1,491
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200	1,272
WFRBS Commercial Mortgage Trust 2001-C2 A-2,
3.791%, 2–15–44 (A)	1,485	1,593
WFRBS Commercial Mortgage Trust 2011-C5,
3.667%, 11–15–44 (B)	1,135	1,199

		28,766

Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)(C)	31	—
0.000%, 3–25–12 (A)(D)	10	—
7.540%, 5–31–17 (A)	—	—
Bear Stearns Mortgage Securities Inc.,
8.000%, 11–25–29	212	193
Mellon Residential Funding,
6.750%, 6–25–28	7	8

		201

Other Mortgage-Backed Securities – 2.4%
Aames Mortgage Trust 2001-4,
6.650%, 1–25–32 (B)	386	225
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12–25–31 (B)	584	425
Asset Securitization Corporation:
8.621%, 8–13–29 (B)(E)	370	19
7.435%, 2–14–43 (B)	170	171
Banc of America Alternative Loan Trust 2003-05,
5.500%, 7–25–33	929	84
Banc of America Alternative Loan Trust 2005-06,
6.000%, 7–25–35	561	108
Banc of America Alternative Loan Trust 2005-10,
5.380%, 11–25–35 (B)	63	2
Banc of America Mortgage Trust 2003-09,
5.500%, 12–25–33	546	261
Banc of America Mortgage Trust 2004-03,
4.875%, 4–25–19	174	157
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003-3,
5.500%, 5–25–33	1,218	1,252
BlackRock Capital Finance,
7.750%, 9–25–26 (A)	470	61
C-Bass 2006-MH1 Trust:
5.970%, 10–25–36 (A)(B)	1,211	1,248
6.240%, 10–25–36 (A)(B)	88	93
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	354	316

Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	13	14
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5–25–37 (B)	354	229
First Horizon Mortgage Pass-Through Trust 2003-8,
5.137%, 10–25–33 (B)	202	82
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8–25–22	211	198
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4–25–32	561	465
5.402%, 4–25–32 (B)	869	284
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11–25–32 (A)	1,126	883
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10–25–36 (B)	271	198
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8–25–37 (B)	570	370
Impac CMB Trust Series 2003-2F,
7.000%, 1–25–33 (B)	345	277
J.P. Morgan Mortgage Trust 2004-A3,
3.041%, 7–25–34 (B)	328	291
J.P. Morgan Mortgage Trust 2006-A2:
2.660%, 11–25–33 (B)	402	400
2.767%, 8–25–34 (B)	1,872	1,110
Merrill Lynch Mortgage Investors, Inc. Mortgage Pass-Through Certificates Series 1997-C2,
6.250%, 12–10–29	1,099	1,113
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6–13–41	454	460
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	1
7.884%, 9–28–24 (A)(B)	3	2
RALI Series 2003-QS10 Trust,
5.750%, 5–25–33	165	149
RASC Series 2003-KS10 Trust,
6.410%, 12–25–33	225	55
RFMSI Series 2004-S5 Trust:
4.500%, 5–25–19	213	179
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12–25–30 (B)	755	398
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11–25–35 (B)	1,575	240
Structured Asset Mortgage Investments, Inc.:
4.037%, 5–2–30 (B)	10	6
Structured Asset Securities Corporation:
6.290%, 11–25–32 (B)	221	155
5.250%, 8–25–33	241	153
TimberStar Trust I,
6.208%, 10–15–36 (A)	560	591
Wells Fargo Alternative Loan 2007-PA3 Trust,
5.750%, 7–25–37	511	48

		12,773

TOTAL MORTGAGE-BACKED SECURITIES – 7.8%		$41,740
(Cost: $51,071)

MUNICIPAL BONDS – TAXABLE
Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10–1–40	520	613

New Jersey – 0.2%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010C,
5.754%, 12–15–28	760	890

New York – 0.7%
Port Auth of NY and NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,550	4,003

Washington – 0.3%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,347

TOTAL MUNICIPAL BONDS – TAXABLE – 1.3%		$6,853
(Cost: $5,916)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
Federal National Mortgage Association,
5.500%, 2–1–35	306	336

Mortgage-Backed Obligations – 33.4%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12–1–17	205	222
5.500%, 9–1–19	329	360
5.000%, 4–1–23	998	1,078
3.500%, 8–1–26	1,791	1,902
5.000%, 5–1–29	163	175
6.500%, 9–1–32	90	103
5.300%, 1–15–33	206	228
6.000%, 11–1–33	175	199
5.500%, 5–1–34	1,188	1,325
6.500%, 5–1–34	307	348
5.500%, 6–1–34	504	551
5.000%, 9–1–34	8	9
5.500%, 9–1–34	25	28
5.500%, 10–1–34	579	640
5.500%, 7–1–35	221	242
5.000%, 8–1–35	315	340
5.500%, 10–1–35	204	225
5.000%, 11–1–35	720	776
5.000%, 12–1–35	210	227
6.500%, 7–1–36	236	267
7.000%, 12–1–37	412	479
5.500%, 2–1–39	1,517	1,669
4.000%, 7–1–39 TBA	4,400	4,669
5.000%, 11–1–39	351	389
5.000%, 1–1–40	2,171	2,385
5.000%, 3–1–40	2,968	3,287
5.000%, 4–1–40	837	913
5.000%, 8–1–40	786	852
4.000%, 10–1–40	1,662	1,766
4.000%, 11–1–40	1,454	1,577
4.500%, 1–1–41	1,858	1,988
4.000%, 2–1–41	2,822	3,039
4.000%, 3–1–41	934	1,010
4.500%, 3–1–41	920	1,001
4.500%, 4–1–41	4,148	4,568
4.000%, 6–1–41	944	1,021
4.000%, 11–1–41	7,748	8,311
3.500%, 1–1–42	2,937	3,116
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	32	35
6.000%, 1–1–18	142	156
5.500%, 2–1–18	117	127
5.500%, 3–1–18	24	26
5.000%, 5–1–18	433	473
5.000%, 6–1–18	106	115
5.000%, 7–1–18	46	50
5.000%, 10–1–18	326	352
5.500%, 9–1–19	96	105
5.000%, 7–1–23	479	527
6.000%, 8–1–23	467	513
5.500%, 2–1–24	171	188
4.500%, 4–1–25	989	1,061
3.500%, 11–1–25	856	919
3.500%, 6–1–26	1,772	1,891

3.000%, 7–1–27	1,000	1,048
6.000%, 8–1–29	143	161
7.500%, 5–1–31	37	46
7.000%, 9–1–31	17	20
7.000%, 11–1–31	158	186
6.500%, 12–1–31	20	23
6.500%, 2–1–32	202	232
7.000%, 2–1–32	149	173
7.000%, 3–1–32	223	261
6.500%, 4–1–32	43	49
3.500%, 5–1–32	2,184	2,312
6.500%, 5–1–32	101	116
6.500%, 7–1–32	28	33
6.500%, 8–1–32	44	50
6.000%, 9–1–32	61	68
6.500%, 9–1–32	97	111
6.000%, 10–1–32	908	1,022
6.500%, 10–1–32	95	109
6.000%, 11–1–32	657	740
6.000%, 3–1–33	1,057	1,190
5.500%, 4–1–33	824	916
6.000%, 4–1–33	77	86
5.500%, 5–1–33	151	166
6.000%, 6–1–33	545	613
6.500%, 8–1–33	26	29
6.000%, 10–1–33	94	106
6.000%, 12–1–33	197	222
5.500%, 1–1–34	285	313
5.500%, 1–1–34	264	291
6.000%, 1–1–34	164	184
5.000%, 3–1–34	1,041	1,133
5.000%, 3–1–34	126	137
5.500%, 3–1–34	92	102
5.500%, 4–1–34	237	262
5.000%, 5–1–34	67	73
6.000%, 8–1–34	279	313
5.500%, 9–1–34	527	586
6.000%, 9–1–34	304	339
6.500%, 9–1–34	495	564
5.500%, 11–1–34	954	1,050
6.000%, 11–1–34	389	434
6.500%, 11–1–34	25	29
5.000%, 12–1–34	1,760	1,916
5.500%, 1–1–35	826	912
5.500%, 1–1–35	148	164
5.500%, 2–1–35	1,437	1,596
6.500%, 3–1–35	456	522
5.000%, 4–1–35	342	372
5.500%, 4–1–35	495	546
4.500%, 5–1–35	912	982
5.500%, 6–1–35	36	39
4.500%, 7–1–35	812	874
5.000%, 7–1–35	2,033	2,217
5.000%, 7–1–35	433	471
5.500%, 7–1–35	304	335
5.500%, 8–1–35	37	40
5.500%, 10–1–35	855	957
5.500%, 11–1–35	728	799
5.500%, 12–1–35	748	822
5.000%, 2–1–36	211	229
5.500%, 2–1–36	677	730
6.500%, 2–1–36	296	336
6.500%, 6–1–36	465	529
5.500%, 9–1–36	852	937
5.500%, 11–1–36	453	495
6.000%, 11–1–36	282	310
6.500%, 11–1–36	836	944
6.000%, 1–1–37	195	215
6.000%, 5–1–37	396	443
5.500%, 6–1–37	142	158
6.000%, 8–1–37	370	409
6.000%, 9–1–37	255	285
7.000%, 10–1–37	45	52
5.500%, 3–1–38	583	650
5.000%, 4–1–38	681	763
5.500%, 5–1–38	715	780
4.500%, 7–1–38 TBA	4,000	4,292
6.000%, 10–1–38	1,343	1,484

6.000%, 12–1–38	535	596
4.500%, 6–1–39	406	444
4.000%, 7–1–39 TBA	7,660	8,155
5.000%, 12–1–39	796	891
5.500%, 12–1–39	856	945
5.000%, 3–1–40	2,243	2,475
6.000%, 6–1–40	803	885
4.500%, 10–1–40	1,819	1,958
4.000%, 12–1–40	2,708	2,888
4.000%, 1–15–41	1,741	1,907
3.500%, 4–1–41	2,906	3,073
4.000%, 4–1–41	2,037	2,202
4.500%, 4–1–41	2,620	2,831
5.000%, 4–1–41	466	519
4.500%, 7–1–41	2,673	2,903
4.000%, 8–1–41	2,512	2,680
4.000%, 9–1–41	2,871	3,100
4.000%, 10–1–41	2,830	3,055
3.500%, 11–1–41	5,558	5,886
3.500%, 1–1–42	1,466	1,549
3.000%, 3–1–42	1,977	2,032
3.500%, 7–1–42	10,000	10,514
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.500%, 7–25–24	1,875	2,067
Government National Mortgage Association Agency REMIC/CMO:
0.428%, 3–16–34 (B)(E)	3,256	41
0.643%, 7–16–40 (B)(E)	1,119	23
0.000%, 3–16–42 (B)(D)(E)	1,752	–	*
0.351%, 6–17–45 (B)(E)	9,456	174
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	112	129
5.000%, 7–15–33	466	517
5.000%, 7–15–34	373	414
5.500%, 12–15–34	511	570
5.000%, 1–15–35	626	691
5.000%, 12–15–35	846	936
4.000%, 6–20–36	1,336	1,467
5.500%, 7–15–38	509	568
5.500%, 10–15–38	425	476
5.500%, 2–15–39	337	376
5.000%, 12–15–39	255	284
5.000%, 1–15–40	2,326	2,581
4.500%, 6–15–40	916	1,015
5.000%, 7–15–40	779	860
4.000%, 12–20–40	921	1,013
4.000%, 8–1–41	953	1,023
4.000%, 10–15–41	962	1,055
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.213%, 2–15–25 (B)	128	150
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2–15–25	38	45

		179,289

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 33.5%		$179,625
(Cost: $174,788)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.3%
United States Treasury Notes,
1.875%, 7–15–13 (F)	1,378	1,412

Treasury Obligations – 12.4%
United States Treasury Bonds:
5.375%, 2–15–31 (G)	1,775	2,589
3.125%, 2–15–42	21,415	23,044

United States Treasury Notes:
0.250%, 5–31–14	6,215	6,208
0.625%, 5–31–17	2,785	2,773
1.125%, 5–31–19	17,115	17,152
1.750%, 5–15–22	15,084	15,221

		66,987

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.7%		$68,399
(Cost: $66,727)

SHORT-TERM SECURITIES
Commercial Paper – 6.9%
Bemis Company, Inc.,
0.390%, 7–2–12 (H)	2,500	2,500
Citigroup Funding Inc.,
0.400%, 7–2–12 (H)	3,303	3,303
Colgate-Palmolive Company,
0.080%, 7–12–12 (H)	6,000	6,000
E.I. du Pont de Nemours and Company:
0.150%, 7–11–12 (H)	4,000	4,000
0.170%, 8–20–12 (H)	2,000	2,000
Ecolab Inc.:
0.400%, 7–26–12 (H)	4,200	4,199
0.440%, 7–30–12 (H)	5,000	4,998
L’Oreal USA, Inc.,
0.210%, 7–19–12 (H)	10,000	9,998

		36,998

Master Note – 0.8%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (I)	4,103	4,103

Municipal Obligations – Taxable – 1.1%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (I)	6,184	6,184

TOTAL SHORT-TERM SECURITIES – 8.8%		$47,285
(Cost: $47,285)

TOTAL INVESTMENT SECURITIES – 105.7%		$567,064
(Cost: $560,868)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (5.7%)		(30,477)

NET ASSETS – 100.0%		$536,587

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$57	$—	$—
Asset-Backed Securities	—	30,242	8,467
Corporate Debt Securities	—	180,187	4,209
Mortgage-Backed Securities	—	39,412	2,328
Municipal Bonds	—	6,853	—
United States Government Agency Obligations	—	179,625	—	*
United States Government Obligations	—	68,399	—
Short-Term Securities	—	47,285	—
Total	$57	$552,003	$15,004
Futures Contracts	$33	$—	$—
Liabilities
Futures Contracts	$146	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Debt Securities	Mortgage-Backed Securities
Beginning Balance 4-1-12	$8,414	$6,368	$5,196
Net realized gain (loss)	(1)	—	(96)
Net unrealized appreciation (depreciation)	82	84	122
Purchases	—	1,010	—
Sales	(28)	(149)	(296)
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	(3,104)	(2,598)
Ending Balance 6-30-12	$8,467	$4,209	$2,328
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-12	$82	$84	$122

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-12	Valuation Technique(s)	Unobservable Input(s)	Range
Assets(1)
Asset-Backed Securities	$8,467	Third-party pricing service Broker quotes	Lack of reliable market-based data	—
Corporate Debt Securities	4,209	Third-party pricing service Broker quotes	Lack of reliable market-based data	—
Mortgage-Backed Securities	2,328	Third-party pricing service Broker quotes	Lack of reliable market-based data

Total	$15,004

(1)	The significant unobservable inputs used in the fair value measurement of asset-backed securities, corporate debt securities, and mortgage-backed securities are estimated cash flows of each debt tranche of the issuer, probability of default, loss severity in the event of default, and when market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g trade information or broker quotes). Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity.

The following futures contracts were outstanding at June 30, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Short	9-19-12	150	$(20,006)	$(88)
U.S. 30 Year Treasury Bond	Short	9-19-12	70	(10,358)	(58)
U.S. 5 Year Treasury Note	Long	9-28-12	149	18,471	33
				$(11,893)	$(113)

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $74,653 or 13.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Zero coupon bond.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at June 30, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$560,868

Gross unrealized appreciation	19,272
Gross unrealized depreciation	(13,076)

Net unrealized appreciation	$6,196

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.7%
Honeywell International Inc.	82	$4,568
Precision Castparts Corp.	92	15,117

		19,685

Apparel, Accessories & Luxury Goods – 2.6%
Polo Ralph Lauren Corporation	27	3,838
Under Armour, Inc., Class A (A)	55	5,205

		9,043

Application Software – 1.7%
Intuit Inc.	99	5,864

Biotechnology – 1.3%
Alexion Pharmaceuticals Inc (A)	44	4,399

Brewers – 2.8%
Anheuser-Busch InBev S.A., ADR (A)	123	9,821

Broadcasting – 5.4%
CBS Corporation, Class B	369	12,082
Discovery Holding Company, Class A (A)	126	6,793

		18,875

Cable & Satellite – 3.0%
Time Warner Cable Inc.	128	10,533

Computer Hardware – 6.1%
Apple Inc. (A)	36	21,199

Computer Storage & Peripherals – 1.0%
NetApp, Inc. (A)	104	3,309

Consumer Finance – 4.9%
Capital One Financial Corporation	312	17,048

Data Processing & Outsourced Services – 2.5%
MasterCard Incorporated, Class A	20	8,602

Department Stores – 0.8%
Macy’s Inc.	77	2,649

Distillers & Vintners – 1.8%
Beam Inc.	102	6,399

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	119	3,736

Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	107	8,874

Food Retail – 1.5%
Whole Foods Market, Inc.	54	5,166

General Merchandise Stores – 1.1%
Target Corporation	65	3,759

Health Care Equipment – 1.4%
Covidien plc	91	4,890

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	119	6,311

Household Products – 1.1%
Church & Dwight Co Inc.	68	3,766

Hypermarkets & Super Centers – 1.9%
Costco Wholesale Corporation	68	6,451

Industrial Conglomerates – 2.9%
General Electric Company	492	10,262

Industrial Machinery – 2.2%
Pall Corp	139	7,591

Integrated Telecommunication Services – 2.1%
AT&T Inc.	210	7,474

Internet Retail – 1.6%
Amazon.com, Inc. (A)	25	5,640

Internet Software & Services – 1.1%
Google Inc., Class A (A)	7	4,002

Motorcycle Manufacturers – 3.4%
Harley-Davidson, Inc.	261	11,931

Oil & Gas Equipment & Services – 2.4%
National Oilwell Varco, Inc.	48	3,080
Schlumberger Limited	79	5,102

		8,182

Oil & Gas Exploration & Production – 3.6%
ConocoPhillips	125	6,990
Noble Energy, Inc.	64	5,412

		12,402

Oil & Gas Refining & Marketing – 1.0%
Phillips 66 (A)	109	3,635

Other Diversified Financial Services – 2.1%
JPMorgan Chase & Co.	209	7,474

Packaged Foods & Meats – 2.1%
Mead Johnson Nutrition Company	90	7,246

Personal Products – 1.7%
Estee Lauder Companies Inc. (The), Class A	109	5,912

Pharmaceuticals – 3.8%
Allergan, Inc.	55	5,131
Pfizer Inc.	353	8,117

		13,248

Railroads – 4.8%
Kansas City Southern	72	5,008
Union Pacific Corporation	97	11,612

		16,620

Restaurants – 3.1%
McDonald’s Corporation	80	7,100
Starbucks Corporation	69	3,695

		10,795

Semiconductors – 3.4%
Altera Corporation	173	5,848
Microchip Technology Incorporated	186	6,143

		11,991

Specialty Chemicals – 0.6%
Sherwin-Williams Company (The)	16	2,051

Tobacco – 3.3%
Philip Morris International Inc.	133	11,586

TOTAL COMMON STOCKS – 97.2%		$338,421
(Cost: $273,580)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
Illinois Tool Works Inc.,
0.120%, 7–12–12 (B)	$3,000	3,000

Master Note – 2.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (C)	7,395	7,395

TOTAL SHORT-TERM SECURITIES – 3.0%		$10,395
(Cost: $10,395)

TOTAL INVESTMENT SECURITIES – 100.2%		$348,816
(Cost: $283,975)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(758)

NET ASSETS – 100.0%		$348,058

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$79,536	$—	$—
Consumer Staples	56,347	—	—
Energy	24,219	—	—
Financials	24,522	—	—
Health Care	22,537	—	—
Industrials	54,158	—	—
Information Technology	54,967	—	—
Materials	14,661	—	—
Telecommunication Services	7,474	—	—
Total Common Stocks	$338,421	$—	$—
Short-Term Securities	—	10,395	—
Total	$338,421	$10,395	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$283,975

Gross unrealized appreciation	69,286
Gross unrealized depreciation	(4,445)

Net unrealized appreciation	$64,841

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 2.0%
Primary Health Care Limited	1,429	$4,350

Belgium – 2.3%
ageas N.V.	2,512	4,989

Brazil – 0.4%
HRT Participacoes Em Petroleo S.A. (A)	284	892

Canada – 3.2%
EnCana Corporation	167	3,470
Fairfax Financial Holdings Limited	9	3,467

		6,937

Finland – 0.8%
Nokia OYJ	839	1,711

France – 5.5%
Carrefour S.A.	365	6,740
Compagnie Generale des Etablissements Michelin, Class B	77	5,038

		11,778

Germany – 4.5%
Deutsche Lufthansa Aktiengesellschaft	419	4,842
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	35	4,903

		9,745

Greece – 0.3%
Intralot S.A. Integrated Lottery Systems and Services	626	707

Hong Kong – 3.4%
First Pacific Company Limited	7,063	7,326

Italy – 3.6%
EXOR S.p.A.	360	7,742

Japan – 15.2%
Canon Inc.	142	5,659
Dai-ichi Mutual Life Insurance Company (The)	2	2,668
Honda Motor Co., Ltd.	332	11,575
Nintendo Co., Ltd.	30	3,538
Sega Sammy Holdings Inc.	456	9,284

		32,724

Netherlands – 3.6%
TNT Express N.V.	145	1,701
TNT N.V.	1,439	5,947

		7,648

Switzerland – 2.9%
Actelion Ltd	150	6,184

United Kingdom – 2.4%
BP plc, ADR	129	5,246

United States – 36.1%
American International Group, Inc. (A)	447	14,344
Bank of America Corporation	1,819	14,876
Citigroup Inc.	419	11,493
Dell Inc. (A)	703	8,802
FedEx Corporation	27	2,443
GameStop Corp, Class A	434	7,974
Hewlett-Packard Company	133	2,670
Microsoft Corporation	479	14,658

		77,260

TOTAL COMMON STOCKS – 86.2%		$185,239
(Cost: $195,968)

PREFERRED STOCKS
United States – 3.6%
Chesapeake Energy Corporation, 5.75% Cumulative (B)	9	7,811

TOTAL PREFERRED STOCKS – 3.6%		$7,811
(Cost: $9,176)

WARRANTS
United States – 1.9%
JPMorgan Chase & Co., Expires 10–28–18 (C)	409	3,992

TOTAL WARRANTS – 1.9%		$3,992
(Cost: $5,192)

OTHER GOVERNMENT SECURITIES	Principal
Greece – 0.0%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR18	5
2.000%, 2–24–24 (D)	18	5
2.000%, 2–24–25 (D)	18	3
2.000%, 2–24–26 (D)	18	3
2.000%, 2–24–27 (D)	18	3
2.000%, 2–24–28 (D)	19	4
2.000%, 2–24–29 (D)	19	3
2.000%, 2–24–30 (D)	19	3
2.000%, 2–24–31 (D)	19	3
2.000%, 2–24–32 (D)	19	3
2.000%, 2–24–33 (D)	19	3
2.000%, 2–24–34 (D)	19	3
2.000%, 2–24–35 (D)	19	3
2.000%, 2–24–36 (D)	19	3
2.000%, 2–24–37 (D)	19	3
2.000%, 2–24–38 (D)	19	3
2.000%, 2–24–39 (D)	19	3
2.000%, 2–24–40 (D)	19	3
2.000%, 2–24–41 (D)	19	3
2.000%, 2–24–42 (D)	19	3
0.000%, 10–15–42 (D)(E)	378	2

		67

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%		$67
(Cost: $81)

SHORT-TERM SECURITIES
Commercial Paper – 5.3%
Freddie Mac Discount Notes,
0.100%, 8–27–12 (F)	$9,000	8,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.130%, 8–6–12 (F)	2,400	2,400

		11,399

Treasury Bills – 0.7%
United States Treasury Bills,
0.140%, 11–1–12	1,400	1,399

United States Government Agency Obligations – 1.4%
Overseas Private Investment Corporation (GTD by United States Government),
0.220%, 7–5–12 (G)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 7.4%		$15,798
(Cost: $15,798)

TOTAL INVESTMENT SECURITIES – 99.1%		$212,907
(Cost: $226,215)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		2,001

NET ASSETS – 100.0%		$214,908

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,973	$26,603	$—
Consumer Staples	—	6,740	—
Energy	9,608	—	—
Financials	44,181	27,628	—
Health Care	—	10,534	—
Industrials	2,443	12,490	—
Information Technology	26,131	10,908	—
Total Common Stocks	$90,336	$94,903	$—
Preferred Stocks	—	7,811	—
Warrants	3,992	—	—
Other Government Securities	—	67	—
Short-Term Securities	—	15,798	—
Total	$94,328	$118,579	$—
Forward Foreign Currency Contracts	$—	$43	$—
Liabilities
Forward Foreign Currency Contracts	$—	$266	$—

During the period ended June 30, 2012, securities totaling $94,903 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

The following forward foreign currency contracts were outstanding at June 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	State Street Global Markets	169,400	8-29-12	$—	$17
Sell	Japanese Yen	Royal Bank of Canada	606,300	9-26-12	—	249
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	843,200	11-7-12	21	—
Sell	Japanese Yen	Toronto-Dominion Bank (The)	624,000	11-28-12	22	—

					$43	$266

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $7,811 or 3.6% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at June 30, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$226,215
Gross unrealized appreciation	26,449
Gross unrealized depreciation	(39,757)

Net unrealized depreciation	$(13,308)

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.5%
Boeing Company (The)	136	$10,086
Honeywell International Inc.	90	5,045

		15,131

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	96	7,658

Broadcasting – 0.6%
CBS Corporation, Class B	62	2,019

Casinos & Gaming – 0.5%
Wynn Resorts, Limited	16	1,673

Computer Hardware – 3.5%
Apple Inc. (A)	20	11,943

Construction & Farm Machinery & Heavy Trucks – 4.0%
Caterpillar Inc.	40	3,413
Cummins Inc.	27	2,583
Deere & Company	94	7,614

		13,610

Consumer Finance – 1.7%
Capital One Financial Corporation	104	5,657

Data Processing & Outsourced Services – 3.1%
Paychex, Inc.	103	3,240
Visa Inc., Class A	60	7,393

		10,633

Distillers & Vintners – 2.0%
Diageo plc, ADR	65	6,663

Diversified Banks – 2.3%
Wells Fargo & Company	235	7,872

Diversified Chemicals – 0.7%
Dow Chemical Company (The)	73	2,293

Diversified Metals & Mining – 1.0%
Rio Tinto plc, ADR	75	3,596

Fertilizers & Agricultural Chemicals – 1.0%
Mosaic Company (A)	62	3,392

General Merchandise Stores – 1.0%
Target Corporation	61	3,529

Home Improvement Retail – 3.1%
Home Depot, Inc. (The)	202	10,693

Homebuilding – 2.7%
D.R. Horton, Inc.	308	5,668
M.D.C. Holdings, Inc.	106	3,458

		9,126

Household Products – 1.3%
Colgate-Palmolive Company	43	4,445

Industrial Conglomerates – 2.4%
General Electric Company	398	8,289

Integrated Oil & Gas – 3.5%
Exxon Mobil Corporation	117	10,041
Royal Dutch Petroleum Company, New York Shares	25	1,713

		11,754

Integrated Telecommunication Services – 2.7%
AT&T Inc.	260	9,284

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	50	4,803

Mortgage REITs – 2.4%
American Capital Agency Corp.	239	8,034

Multi-Utilities – 1.1%
PG&E Corporation	83	3,744

Oil & Gas Drilling – 2.3%
Seadrill Limited	222	7,878

Oil & Gas Equipment & Services – 6.3%
Halliburton Company	108	3,055
National Oilwell Varco, Inc.	117	7,543
Schlumberger Limited	172	11,142

		21,740

Oil & Gas Storage & Transportation – 0.9%
MarkWest Energy Partners, L.P.	59	2,902

Other Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	256	9,161

Pharmaceuticals – 8.0%
Bristol-Myers Squibb Company	123	4,413
GlaxoSmithKline plc, ADR	94	4,268
Johnson & Johnson	98	6,638
Merck & Co., Inc.	89	3,695
Pfizer Inc.	352	8,085

		27,099

Property & Casualty Insurance – 1.2%
ACE Limited	55	4,107

Railroads – 4.7%
Kansas City Southern	67	4,657
Union Pacific Corporation	94	11,233

		15,890

Restaurants – 3.9%
McDonald’s Corporation	91	8,070
Starbucks Corporation	92	4,911

		12,981

Semiconductors – 4.2%
Intel Corporation	88	2,355
Microchip Technology Incorporated	354	11,715

		14,070

Soft Drinks – 1.6%
Coca-Cola Company (The)	68	5,325

Specialized Finance – 0.9%
CME Group Inc.	12	3,177

Tobacco – 7.6%
Altria Group, Inc.	277	9,586
Philip Morris International Inc.	189	16,523

		26,109

TOTAL COMMON STOCKS – 93.1%		$316,280
(Cost: $247,322)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.5%
Bemis Company, Inc., 0.390%, 7–17–12 (B)	$3,000	2,999
ConAgra Foods, Inc., 0.300%, 7–2–12 (B)	2,000	2,000
L’Oreal USA, Inc., 0.150%, 8–6–12 (B)	3,000	3,000
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.160%, 8–13–12 (B)	4,000	3,999

		11,998

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (C)	2,323	2,323

Municipal Obligations – Taxable – 1.9%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y, 0.170%, 7-5-12 (C)	3,000	3,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.150%, 7–3–12 (C)	3,500	3,500

		6,500

TOTAL SHORT-TERM SECURITIES – 6.1%		$20,821
(Cost: $20,821)

TOTAL INVESTMENT SECURITIES – 99.2%		$337,101
(Cost: $268,143)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		2,699

NET ASSETS – 100.0%		$339,800

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$316,280	$—	$—
Short-Term Securities	—	20,821	—
Total	$316,280	$20,821	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$268,143

Gross unrealized appreciation	73,700
Gross unrealized depreciation	(4,742)
Net unrealized appreciation	$68,958

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.1%
BorgWarner Inc. (A)	19	$1,249

Coal & Consumable Fuels – 2.2%
Cameco Corporation	55	1,213
Peabody Energy Corporation	48	1,184

		2,397

Construction & Engineering – 3.7%
Chicago Bridge & Iron Company N.V., NY Shares	36	1,365
Fluor Corporation	53	2,590

		3,955

Construction & Farm Machinery & Heavy Trucks – 1.1%
Cummins Inc.	13	1,216

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	25	1,662

Integrated Oil & Gas – 8.8%
BP plc, ADR	23	926
Exxon Mobil Corporation	46	3,958
Occidental Petroleum Corporation	39	3,347
Suncor Energy Inc.	45	1,314

		9,545

Oil & Gas Drilling – 7.9%
Ensco plc (A)	29	1,361
Helmerich & Payne, Inc.	53	2,306
Nabors Industries Ltd. (A)	92	1,320
Seadrill Limited	51	1,808
Transocean Inc.	40	1,787

		8,582

Oil & Gas Equipment & Services – 28.8%
Basic Energy Services, Inc. (A)	56	583
Cameron International Corporation (A)	76	3,261
Core Laboratories N.V.	28	3,280
Dresser-Rand Group Inc. (A)	40	1,766
Dril-Quip, Inc. (A)	31	2,056
FMC Technologies, Inc. (A)	63	2,452
Forum Energy Technologies, Inc. (A)	92	1,806
Halliburton Company	89	2,531
National Oilwell Varco, Inc.	80	5,178
Schlumberger Limited	69	4,472
Superior Energy Services, Inc. (A)	76	1,535
Tenaris S.A., ADR	22	783
Weatherford International Ltd. (A)	128	1,622

		31,325

Oil & Gas Exploration & Production – 29.1%
Anadarko Petroleum Corporation	54	3,584
Apache Corporation	26	2,263
Cabot Oil & Gas Corporation	64	2,539
CNOOC Limited, ADR	7	1,469
Cobalt International Energy, Inc. (A)	46	1,086
Concho Resources Inc. (A)	14	1,183
Continental Resources, Inc. (A)	63	4,201
Devon Energy Corporation	26	1,503
EOG Resources, Inc.	23	2,036
Kosmos Energy Ltd. (A)	63	691
Laredo Petroleum Holdings, Inc. (A)	27	565
Noble Energy, Inc.	29	2,436
Oasis Petroleum LLC (A)	39	941
Pioneer Natural Resources Company	13	1,107
Plains Exploration and Production Company (A)	42	1,474
Southwestern Energy Company (A)	96	3,057
St. Mary Land & Exploration Company	21	1,021
Ultra Petroleum Corp. (A)	24	558

		31,714

Oil & Gas Refining & Marketing – 0.8%
Clean Energy Fuels Corp. (A)	59	908

Oil & Gas Storage & Transportation – 10.6%
El Paso Pipeline Partners, L.P.	51	1,715
Enbridge Inc.	82	3,278
Kinder Morgan, Inc.	59	1,900
MarkWest Energy Partners, L.P.	21	1,023
Regency Energy Partners LP	49	1,172
Targa Resources Corp.	26	1,097
Williams Companies, Inc. (The)	46	1,339

		11,524

TOTAL COMMON STOCKS – 95.6%		$104,077
(Cost: $87,376)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.8%
Danaher Corporation,
0.150%, 7-11-12 (B)	$ 2,995	2,995

Master Note – 1.7%
Toyota Motor Credit Corporation,
0.136%, 7-2-12 (C)	1,893	1,893

TOTAL SHORT-TERM SECURITIES – 4.5%		$4,888
(Cost: $4,888)

TOTAL INVESTMENT SECURITIES – 100.1%		$108,965
(Cost: $92,264)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(149)

NET ASSETS – 100.0%		$108,816

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$104,077	$—	$—
Short-Term Securities	—	4,888	—
Total	$104,077	$4,888	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$92,264

Gross unrealized appreciation	21,973
Gross unrealized depreciation	(5,272)

Net unrealized appreciation	$16,701

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria – 1.5%
Andritz AG	64	$3,315

France – 13.0%
Alstom	70	2,215
Arkema	15	984
Atos S.A.	20	1,196
Gemalto N.V.	50	3,591
Ingenico S.A.	100	4,855
LVMH Moet Hennessy – Louis Vuitton	15	2,283
Pernod Ricard	25	2,673
Remy Cointreau S.A.	15	1,648
Sanofi-Aventis	40	3,028
Schneider Electric S.A.	20	1,112
Vinci	110	5,140

		28,725

Germany – 16.1%
Bayer AG	60	4,324
Dialog Semiconductor plc (A)	250	4,538
E.ON AG	60	1,297
Fraport AG	30	1,615
Fresenius SE & Co. KGaA (A)	30	3,106
Fresenius SE & Co. KGaA (A)(B)	7	751
Linde AG	33	5,139
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	16	2,258
NORMA Group AG (B)	125	2,747
SAP Aktiengesellschaft	40	2,369
TOM TAILOR Holding AG	60	977
Wirecard AG (A)	300	5,816
Wirecard AG (A)(B)	30	582

		35,519

Ireland – 1.5%
Paddy Power plc	50	3,281

Italy – 4.2%
Brunello Cucinelli S.p.A. (A)(B)	260	3,698
Saipem S.p.A.	100	4,454
Salvatore Ferragamo S.p.A. (A)	50	1,043

		9,195

Luxembourg – 1.5%
Acergy S.A.	163	3,227

Netherlands – 1.5%
ING Groep N.V., Certicaaten Van Aandelen (A)	500	3,352

Norway – 1.6%
StatoilHydro ASA	151	3,593

Portugal – 1.3%
Galp Energia, SGPS, S.A., Class B	220	2,789

Russia – 1.2%
Sberbank (Savings Bank of the Russian Federation) (A)	1,000	2,675

Spain – 0.6%
Tecnicas Reunidas, S.A.	30	1,255

Switzerland – 9.6%
ARYZTA AG	66	3,277
BELIMO Holding AG, Registered Shares	1	1,179
Nestle S.A., Registered Shares	90	5,370
Roche Holdings AG, Genusscheine	23	3,973
Swatch Group Ltd (The), Bearer Shares	4	1,581
Swiss Re Ltd	50	3,152
Syngenta AG	8	2,739

		21,271

United Kingdom – 26.2%
Aurora Russia Limited (A)	1,557	628
Babcock International Group plc	100	1,339
Barclays plc	896	2,290
BG Group plc	220	4,503
British American Tobacco plc	100	5,084
Britvic plc	400	2,069
Compass Group plc	400	4,199
Diageo plc	60	1,546
Experian plc	230	3,245
GlaxoSmithKline plc	180	4,089
HSBC Holdings plc	141	1,242
IMI plc	100	1,306
Imperial Tobacco Group plc	180	6,937
National Grid plc	200	2,120
Prudential plc	330	3,826
Rio Tinto plc	60	2,851
Royal Dutch Shell plc, Class A	70	2,359
Standard Chartered plc	100	2,172
Vodafone Group plc	2,300	6,465

		58,270

United States – 2.3%
Apple Inc. (A)	6	3,504
InBev NV	20	1,577

		5,081

TOTAL COMMON STOCKS – 82.1%		$181,548
(Cost: $162,051)

PREFERRED STOCKS
Germany – 3.6%
Volkswagen AG, 2.260% (A)(B)	50	7,921

TOTAL PREFERRED STOCKS – 3.6%		$7,921
(Cost: $4,360)
SHORT-TERM SECURITIES	Principal
Commercial Paper – 6.6%
Corporacion Andina de Fomento,
0.280%, 8–23–12 (C)	$3,000	2,999
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.150%, 7–23–12 (C)	8,000	7,999
Prudential Funding LLC,
0.130%, 7–2–12 (C)	3,779	3,779

		14,777

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (D)	1,001	1,001

Municipal Obligations – Taxable – 6.5%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.160%, 7–2–12 (D)	5,091	5,091

MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.150%, 7–3–12 (D)	5,000	5,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.150%, 7–5–12 (D)	4,300	4,300

		14,391

TOTAL SHORT-TERM SECURITIES – 13.6%		$30,169
(Cost: $30,169)

TOTAL INVESTMENT SECURITIES – 99.3%		$219,638
(Cost: $196,580)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		1,627

NET ASSETS – 100.0%		$221,265

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$3,698	$13,363	$—
Consumer Staples	3,277	26,905	—
Energy	—	22,179	—
Financials	628	20,968	—
Health Care	—	19,270	—
Industrials	—	23,214	—
Information Technology	3,504	22,948	—
Materials	—	11,713	—
Telecommunication Services	—	6,465	—
Utilities	—	3,416	—
Total Common Stocks	$11,107	$170,441	$—
Preferred Stocks	—	7,921	—
Short-Term Securities	—	30,169	—
Total	$11,107	$208,531	$—

During the period ended June 30, 2012, securities totaling $170,441 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $15,699 or 7.1% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$196,580

Gross unrealized appreciation	35,358
Gross unrealized depreciation	(12,300)

Net unrealized appreciation	$23,058

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	1,051	$650

TOTAL COMMON STOCKS – 0.3%		$650
(Cost: $612)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (B)	$1,200	1,316
Embraer Overseas Limited,
6.375%, 1–24–17	1,700	1,873

		3,189

Agricultural Products – 2.5%
CCL Finance Limited:
9.500%, 8–15–14	1,650	1,836
9.500%, 8–15–14 (B)	500	556
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	1,700	1,811
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (B)	1,825	1,615

		5,818

Air Freight & Logistics – 0.2%
FedEx Corporation,
7.375%, 1–15–14	500	547

Airlines – 1.6%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (B)	1,308	1,073
GOL Finance:
9.250%, 7–20–20	2,375	2,050
TAM Capital 2 Inc.:
9.500%, 1–29–20	525	565

		3,688

Alternative Carriers – 0.3%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7–15–13	750	778

Asset Management & Custody Banks – 0.8%
Bhira Investments Limited,
8.500%, 4–27–71	2,100	1,988

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (B)	750	782

Brewers – 0.5%
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10–15–12	750	755
Miller Brewing Company,
5.500%, 8–15–13	500	523

		1,278

Broadcasting – 1.6%
Globo Comunicacao e Participacoes S.A.,
5.307%, 5–11–17 (C)	850	901
Globo Comunicacoe e Participacoes S.A.:
6.250%, 12–20–49 (C)	2,820	3,009

		3,910

Coal & Consumable Fuels – 2.3%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (B)	1,800	1,760
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	550	593
PT Adaro Indonesia:
7.625%, 10–22–19	1,845	1,955
7.625%, 10–22–19 (B)	1,000	1,060

		5,368

Construction & Engineering – 1.6%
Larsen & Toubro Limited, Convertible,
3.500%, 10–22–14	2,100	2,096
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (B)	515	539
Odebrecht Finance Ltd.:
7.500%, 10–18–17 (B)	500	525
7.500%, 10–18–17	500	525

		3,685

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20	365	385

Consumer Finance – 2.1%
Banco BMG S.A.,
9.150%, 1–15–16	792	721
Banco Latinoamericano de Comercio Exterior, S.A.,
3.750%, 4–4–17 (B)	3,700	3,681
VEB Finance Limited,
5.375%, 2–13–17 (B)	600	621

		5,023

Distillers & Vintners – 0.2%
Diageo Capital plc,
7.375%, 1–15–14	250	275
Diageo Finance B.V.,
5.500%, 4–1–13	250	259

		534

Diversified Banks – 7.3%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)	1,850	1,910
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (B)	1,500	758
Banco de Bogota S.A.,
5.000%, 1–15–17 (B)	400	422
Banco de Credito del Peru,
4.750%, 3–16–16 (B)	2,300	2,363
Banco Industrial e Comercial S.A.,
6.250%, 1–20–13 (B)	1,500	1,493
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (B)	750	750
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (D)	CLP1,297,000	2,474
Bancolombia S.A.,
4.250%, 1–12–16	$1,700	1,764
ICICI Bank Limited:
6.625%, 10–3–12 (B)	900	910
6.625%, 10–3–12	250	253
4.750%, 11–25–16 (B)	1,250	1,239
SB Capital S.A.,
5.499%, 7–7–15	550	575
Sberbank Rossii OAO,
6.480%, 5–15–13	1,000	1,041
State Bank of India,
4.500%, 10–23–14	1,000	1,015
VTB Capital S.A.,
6.609%, 10–31–12	250	253

		17,220

Diversified Chemicals – 0.5%
Dow Chemical Company (The),
7.600%, 5–15–14	1,000	1,113

Diversified Metals & Mining – 2.6%
Anglo American Capital plc,
9.375%, 4–8–14	500	562
Glencore Funding LLC,
6.000%, 4–15–14 (B)	1,640	1,725

Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	750	856
Southern Peru Copper Corporation,
6.375%, 7–27–15 (B)	275	307
Suzano Trading Ltd,
5.875%, 1–23–21 (B)	1,400	1,296
Teck Cominco Limited,
7.000%, 9–15–12	500	506
Vedanta Resources plc,
8.750%, 1–15–14	800	827

		6,079

Education Services – 0.4%
Nord Anglia Education Holdings plc,
10.250%, 4–1–17 (B)	950	986

Electric Utilities – 4.8%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (B)	1,450	660
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (D)	COP745,000	462
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (B)	$955	339
ENEL Finance International S.A.,
3.875%, 10–7–14 (B)	500	492
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)	2,550	2,609
Majapahit Holding B.V.,
7.750%, 10–17–16	1,200	1,371
Monongahela Power Company,
7.950%, 12–15–13 (B)	1,000	1,094
PPL Energy Supply, LLC,
6.300%, 7–15–13	500	527
Rural Electrification Corporation Limited, 4.250%, 1–25–16	1,675	1,668
RusHydro Finance Limited,
7.875%, 10–28–15 (D)	RUB70,000	2,081
Tata Electric Companies,
8.500%, 8–19–17	$250	263

		11,566

Food Distributors – 1.0%
Olam International Limited,
7.500%, 8–12–20	2,500	2,421

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A.,
7.875%, 5–14–17	997	693

Homebuilding – 1.8%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	2,470	2,506
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16	1,000	1,010
URBI, Desarrollos Urbanos, S.A.B. de C.V.,
9.750%, 2–3–22 (B)	600	633

		4,149

Household Appliances – 0.9%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15	2,150	2,177

Household Products – 0.3%
Clorox Co.,
5.450%, 10–15–12	700	709

Independent Power Producers & Energy Traders – 2.2%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15	2,500	2,531
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13	1,500	1,594
TransAlta Corporation,
5.750%, 12–15–13	1,000	1,050

		5,175

Industrial Conglomerates – 1.2%
Jaiprakash Associates Limited, Convertible,
0.000%, 9–12–12 (E)	1,900	2,755

Industrial Machinery – 0.1%
Ingersoll–Rand Global Holding Company Limited, 6.000%, 8–15–13	250	264

Integrated Oil & Gas – 1.1%
Cenovus Energy Inc.,
4.500%, 9–15–14	500	534
Empresa Nacional del Petroleo,
6.750%, 11–15–12 (B)	750	763
Gazprom International S.A.,
7.201%, 2–1–20	601	656
Gazstream S.A.,
5.625%, 7–22–13	166	169
Petro–Canada,
4.000%, 7–15–13	500	515

		2,637

Investment Banking & Brokerage – 0.4%
Morgan Stanley,
0.750%, 2–11–16 (C)(D)	CNY7,600	1,008

IT Consulting & Other Services – 0.5%
iGATE Corporation,
9.000%, 5–1–16	$1,200	1,284

Marine – 1.9%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	2,620	2,350
SCF Capital Limited:
5.375%, 10–27–17	1,150	1,097
5.375%, 10–27–17 (B)	1,000	954

		4,401

Multi-Utilities – 2.1%
Abu Dhabi National Energy Company PJSC,
6.600%, 8–1–13	1,000	1,050
Aquila, Inc.,
11.875%, 7–1–12 (C)	500	500
Black Hills Corporation:
6.500%, 5–15–13	1,500	1,562
9.000%, 5–15–14	1,400	1,545
Veolia Environment,
5.250%, 6–3–13	250	258

		4,915

Oil & Gas Drilling – 3.0%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (B)	1,201	1,235
Noble Group Limited:
8.500%, 5–30–13	1,300	1,362
4.875%, 8–5–15	1,400	1,400
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)	1,514	1,545
5.250%, 7–30–18	312	318
Schahin II Finance Company (SPV) Limited,
5.875%, 9–25–22 (B)	1,230	1,233

		7,093

Oil & Gas Exploration & Production – 3.8%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	500	537
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16	3,700	2,229
Novatek Finance Limited,
5.326%, 2–3–16 (B)	2,200	2,289
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (B)	2,000	2,170
Pan American Energy LLC:
7.875%, 5–7–21 (B)	1,000	850
7.875%, 5–7–21	500	425
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9-30-16	711	762

		9,262

Oil & Gas Storage & Transportation – 3.5%
DCP Midstream, LLC,
9.700%, 12–1–13 (B)	500	550
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (D)	COP3,150,000	1,911
Energy Transfer Partners, L.P.,
5.650%, 8–1–12	$1,000	1,003
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5–31–14	878	940
7.500%, 5–31–14 (B)	439	470
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	560	561
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	500	544
TransCapital Limited:
7.700%, 8–7–13	500	530
5.670%, 3–5–14 (B)	1,700	1,790

		8,299

Packaged Foods & Meats – 2.8%
BFF International Limited,
7.250%, 1–28–20 (B)	2,000	2,256
Bunge Limited Finance Corp.,
5.350%, 4–15–14	925	976
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (B)	1,000	1,048
Cosan Finance Limited,
7.000%, 2–1–17	128	138
JBS Finance II Ltd.,
8.250%, 1–29–18 (B)	1,300	1,261
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5–1–14	450	512
Kraft Foods Inc.,
6.000%, 2–11–13	250	258

		6,449

Paper Products – 1.8%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (B)	1,196	1,238
6.750%, 3–3–21 (B)	160	160
International Paper Company,
7.400%, 6–15–14	400	443
Inversiones CMPC S.A.,
4.750%, 1–19–18 (B)	1,925	2,003
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	625	469

		4,313

Pharmaceuticals – 0.2%
Novartis Capital Corporation,
4.125%, 2–10–14	500	528

Precious Metals & Minerals – 0.4%
ALROSA Finance S.A.,
8.875%, 11–17–14	850	938

Publishing – 0.2%
Pearson Dollar Finance Two plc,
5.500%, 5–6–13	350	363

Railroads – 0.1%
Burlington Northern Santa Fe Corporation,
5.900%, 7–1–12	300	300

Regional Banks – 1.2%
VTB Capital S.A.,
6.000%, 4–12–17 (B)	2,710	2,751

Restaurants – 1.1%
Arcos Dorados B.V.,
7.500%, 10–1–19 (B)	525	567
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (D)	BRL4,070	2,128

		2,695

Soft Drinks – 0.1%
PepsiAmericas, Inc.,
5.750%, 7–31–12	$200	201

Specialty Stores – 1.0%
Hengdeli Holdings Limited, Convertible,
2.500%, 10–20–15 (D)	HKD18,000	2,253

Steel – 2.2%
ArcelorMittal:
5.375%, 6–1–13	$855	879
9.000%, 2–15–15	500	562
3.750%, 2–25–15	500	507
Evraz Group S.A.,
8.875%, 4–24–13	1,800	1,873
Steel Capital S.A.,
6.250%, 7–26–16 (B)	1,500	1,498

		5,319

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13	500	545

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (B)	700	731
CITIC Resources Holdings Limited:
6.750%, 5–15–14	700	732

		1,463

Wireless Telecommunication Service – 1.8%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	500	535
3.625%, 3–30–15	800	851
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (B)	250	270
Mobile TeleSystems OJSC,
8.700%, 6–12–18 (D)	RUB6,000	185
Vimpel–Communications,
6.493%, 2–2–16 (B)	$1,775	1,766
VIP Finance Ireland Limited,
8.375%, 4–30–13	550	568

		4,175

TOTAL CORPORATE DEBT SECURITIES – 68.9%		$163,472
(Cost: $164,070)

OTHER GOVERNMENT SECURITIES
Argentina – 1.0%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20	94	77
Compania Latinoamericana de Infraestructura & Servicios S.A.,
9.500%, 12–15–16	815	593
Province of Buenos Aires (The),
11.750%, 10–5–15	2,600	1,755

		2,425

Canada – 1.0%
Canadian Government Bonds,
1.500%, 3–1–17 (D)	CAD2,350	2,335

Poland – 0.6%
Poland Government Bonds,
5.000%, 4–25–16 (D)	PLN4,500	1,366

Supranational – 0.8%
Central American Bank for Economic Integration:
5.375%, 9–24–14	$1,000	1,070
3.875%, 2–9–17 (B)	800	827

		1,897

Venezuela – 1.6%
Corporacion Andina de Fomento,
3.750%, 1–15–16	3,625	3,767

TOTAL OTHER GOVERNMENT SECURITIES – 5.0%		$11,790
(Cost: $12,555)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.1%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 5–15–24	246	259
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 5.500%, 1–15–38 (F)	1,392	163
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates, 4.000%, 11–15–36	272	283
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	202	211
5.000%, 6–25–22 (F)	281	14
4.000%, 7–15–23 (F)	3,104	184
4.000%, 12–15–23 (F)	809	54
4.000%, 2–15–24 (F)	1,155	70
4.000%, 4–15–24 (F)	927	67
4.000%, 9–25–24	210	219
5.000%, 2–25–35	79	81
3.500%, 9–25–39	247	256
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.000%, 3–1–22	193	209
5.000%, 8–1–23	86	93
Government National Mortgage Association Agency REMIC/CMO, 4.500%, 11–20–36 (F)	1,768	196
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 4.500%, 6–15–23	154	166

		2,525

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.1%		$2,525
(Cost: $3,761)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 22.0%
United States Treasury Notes:
1.375%, 2–15–13	13,000	13,095
0.750%, 8–15–13	1,850	1,860
1.750%, 7–31–15	17,980	18,695
2.375%, 7–31–17	1,980	2,139
3.500%, 5–15–20	1,980	2,315
2.625%, 11–15–20	4,500	4,950
2.125%, 8–15–21	3,500	3,682
1.750%, 5–15–22	5,475	5,525

		52,261

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.0%		$52,261
(Cost: $50,753)

SHORT-TERM SECURITIES
Master Note – 0.8%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (G)	1,977	1,977

TOTAL SHORT-TERM SECURITIES – 0.8%		$1,977
(Cost: $1,977)

TOTAL INVESTMENT SECURITIES – 98.1%		$232,675
(Cost: $233,728)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		4,398

NET ASSETS – 100.0%		$237,073

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$650	$—	$—
Corporate Debt Securities	—	161,229	2,243
Other Government Securities	—	11,790	—
United States Government Agency Obligations	—	2,525	—
United States Government Obligations	—	52,261	—
Short-Term Securities	—	1,977	—
Total	$650	$229,782	$2,243

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $63,739 or 26.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CAD – Canadian Dollar, CLP – Chilean Peso, CNY – Chinese Yuan Renminbi, COP – Columbian Peso, HKD – Hong Kong Dollar, PLN – Polish Zloty and RUB – Russian Ruble).

(E)	Zero coupon bond.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$233,728

Gross unrealized appreciation	6,474
Gross unrealized depreciation	(7,527)

Net unrealized depreciation	$(1,053)

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 7.7%
APA Group (A)	67	$346
Australia and New Zealand Banking Group Limited	19	438
Telstra Corporation Limited	236	896
Wesfarmers Limited	15	473

		2,153

Brazil – 1.1%
Telefonica Brasil S.A.	12	297

Canada – 2.2%
Rogers Communications, Inc., Class B	8	276
TransCanada Corporation	8	343

		619

China – 2.8%
China Minsheng Banking Corp., Ltd., H Shares (A)	442	395
China Mobile Limited	36	390

		785

Denmark – 2.4%
TDC A/S	96	667

France – 7.9%
Gaz de France	17	416
Sanofi-Aventis	12	945
Total S.A.	18	830

		2,191

Germany – 2.4%
Bayer AG	4	311
Deutsche Post AG	21	367

		678

Israel – 0.9%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	240	256

Italy – 2.1%
Snam Rete Gas S.p.A.	65	292
Terna S.p.A.	79	285

		577

Japan – 2.7%
Hoya Corporation	13	289
Lawson, Inc.	7	461

		750

Netherlands – 1.0%
LyondellBasell Industries N.V., Class A	7	282

Norway – 2.4%
Orkla ASA	47	344
Seadrill Limited	9	313

		657

Singapore – 4.4%
CapitaCommercial Trust	421	423
Hutchison Port Holdings Trust	513	367
Singapore Telecommunications Limited	167	437

		1,227

Switzerland – 3.7%
Nestle S.A., Registered Shares	5	276
Swiss Re Ltd	7	439
Zurich Financial Services, Registered Shares	1	314

		1,029

Taiwan – 1.0%
Asustek Computer Inc. (A)	29	267

United Kingdom – 21.7%
AstraZeneca plc	7	294
BAE Systems plc (A)	63	286
British American Tobacco plc	8	390
Capita Group plc (The)	40	406
GlaxoSmithKline plc	32	715
HSBC Holdings plc	34	298
Imperial Tobacco Group plc	10	373
National Grid plc	36	379
Prudential plc	28	330
Royal Dutch Shell plc, Class A	24	807
RSA Insurance Group plc	207	352
Unilever plc	19	645
Vodafone Group plc	267	751

		6,026

United States – 26.2%
Altria Group, Inc.	11	388
American Capital Mortgage Investment Corp. (A)	15	363
Anheuser-Busch InBev S.A., ADR (A)	4	317
AT&T Inc.	18	625
Bristol-Myers Squibb Company	14	512
CME Group Inc.	1	271
Coca-Cola Company (The)	4	279
ConocoPhillips	12	648
First Niagara Financial Group, Inc.	18	141
Freeport-McMoRan Copper & Gold Inc., Class B	8	277
General Electric Company	14	294
Johnson & Johnson	12	780
JPMorgan Chase & Co.	8	292
Microchip Technology Incorporated	9	284
Paychex, Inc.	9	280
PepsiCo, Inc.	7	498
Pfizer Inc.	12	278
PPL Corporation	17	481
Wynn Resorts, Limited	3	278

		7,286

TOTAL COMMON STOCKS – 92.6%		$25,747
(Cost: $24,198)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.2%
Danaher Corporation,
0.150%, 7–11–12 (B)	$886	886

Master Note – 3.9%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (C)	1,077	1,077

TOTAL SHORT-TERM SECURITIES – 7.1%		$1,963
(Cost: $1,963)

TOTAL INVESTMENT SECURITIES – 99.7%		$27,710
(Cost: $26,161)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		72

NET ASSETS – 100.0%		$27,782

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$278	$—	$—
Consumer Staples	1,482	2,619	—
Energy	1,304	1,637	—
Financials	1,068	2,989	—
Health Care	1,569	2,266	—
Industrials	294	1,770	—
Information Technology	565	555	—
Materials	559	—	—
Telecommunication Services	1,198	3,396	—
Utilities	480	1,718	—
Total Common Stocks	$8,797	$16,950	$—
Short-Term Securities	—	1,963	—
Total	$8,797	$18,913	$—

During the period ended June 30, 2012, securities totaling $16,950 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$26,161

Gross unrealized appreciation	1,619
Gross unrealized depreciation	(70)

Net unrealized appreciation	$1,549

SCHEDULE OF INVESTMENTS
Ivy Global Income Allocation Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.9%
APA Group (A)(B)	550	$2,823
Australia and New Zealand Banking Group Limited	159	3,621
Telstra Corporation Limited	1,987	7,529
Wesfarmers Limited	118	3,642

		17,615

Brazil – 0.8%
Vivo Participacoes S.A., ADR	99	2,444

Canada – 1.7%
Rogers Communications, Inc., Class B	62	2,244
TransCanada Corporation	64	2,699

		4,943

China – 2.0%
China Minsheng Banking Corp., Ltd., H Shares (B)	3,209	2,873
China Mobile Limited	289	3,167

		6,040

Czech Republic – 1.1%
CEZ, a. s.	95	3,283

Denmark – 0.7%
TDC A/S	285	1,980

France – 5.4%
Gaz de France	144	3,426
Sanofi-Aventis	84	6,383
Total S.A.	141	6,328

		16,137

Germany – 1.8%
Bayer AG	34	2,473
Deutsche Post AG	165	2,920

		5,393

Israel – 0.5%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	1,420	1,511

Italy – 1.5%
Snam Rete Gas S.p.A.	511	2,290
Terna S.p.A.	602	2,175

		4,465

Japan – 2.1%
Hoya Corporation	107	2,355
Lawson, Inc.	56	3,923

		6,278

Netherlands – 1.7%
Koninklijke KPN N.V.	318	3,041
LyondellBasell Industries N.V., Class A	53	2,118

		5,159

Norway – 1.8%
Orkla ASA	377	2,732
Seadrill Limited	72	2,565

		5,297

Singapore – 3.3%
CapitaCommercial Trust	3,457	3,477
Hutchison Port Holdings Trust	4,039	2,887
Singapore Telecommunications Limited	1,378	3,609

		9,973

Switzerland – 2.8%
Nestle S.A., Registered Shares	38	2,254
Swiss Re Ltd	56	3,547
Zurich Financial Services, Registered Shares	11	2,555

		8,356

Taiwan – 0.7%
Asustek Computer Inc. (B)	214	1,967

United Kingdom – 15.7%
AstraZeneca plc	51	2,298
BAE Systems plc (B)	494	2,238
British American Tobacco plc	56	2,852
Capita Group plc (The)	287	2,952
GlaxoSmithKline plc	229	5,203
HSBC Holdings plc	288	2,541
Imperial Tobacco Group plc	80	3,095
National Grid plc	292	3,094
Prudential plc	229	2,656
Royal Dutch Shell plc, Class A	196	6,620
RSA Insurance Group plc	1,624	2,757
Unilever plc	157	5,275
Vodafone Group plc	1,842	5,178

		46,759

United States – 19.5%
Altria Group, Inc.	92	3,169
American Capital Mortgage Investment Corp. (B)	119	2,839
Anheuser–Busch InBev S.A., ADR (B)	31	2,440
AT&T Inc.	145	5,159
Bristol-Myers Squibb Company	117	4,205
CME Group Inc.	8	2,215
Coca-Cola Company (The)	29	2,244
ConocoPhillips	94	5,256
First Niagara Financial Group, Inc.	146	1,113
Freeport-McMoRan Copper & Gold Inc., Class B	64	2,170
General Electric Company	113	2,347
Johnson & Johnson	94	6,379
JPMorgan Chase & Co.	63	2,236
Microchip Technology Incorporated	69	2,277
Paychex, Inc.	72	2,248
PepsiCo, Inc.	57	4,020
Pfizer Inc.	98	2,248
PPL Corporation	144	3,991
Wynn Resorts, Limited	20	2,088

		58,644

TOTAL COMMON STOCKS – 69.0%		$206,244
(Cost: $199,184)

CORPORATE DEBT SECURITIES	Principal
Argentina – 0.9%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (A)(C)	BRL5,000	2,614

Australia – 0.8%
Coles Myer Finance Limited,
6.000%, 7–25–12 (C)	AUD1,250	1,280
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (A)	$1,000	1,008

		2,288

Bermuda – 0.2%
Noble Group Limited,
6.750%, 1–29–20 (A)	500	483

Brazil – 2.6%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL7,500	4,069
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (E)	$2,000	2,135
GOL Finance,
9.250%, 7–20–20	500	432
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (A)	980	1,027
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (A)	500	443

		8,106

Canada – 0.7%
Manitoba Telecom Services Inc.,
6.650%, 5–11–16 (C)	CAD2,000	2,226

Chile – 0.9%
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (C)	CLP1,482,000	2,828

Columbia – 0.8%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (C)	COP3,888,000	2,360

Denmark – 1.1%
Carlsberg Finans A/S,
7.000%, 2–26–13 (C)	GBP2,000	3,227

France – 0.9%
Vivendi,
7.750%, 1–23–14 (C)	EUR2,000	2,756

Germany – 0.9%
Schaeffler Finance B.V.,
8.750%, 2–15–19 (A)(C)	EUR2,000	2,683

Luxembourg – 0.2%
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (A)	$750	606

Mexico – 0.7%
URBI, Desarrollos Urbanos, S.A.B. de C.V.,
9.750%, 2–3–22 (A)	2,000	2,110

Netherlands – 0.2%
Listrindo Capital B.V.,
6.950%, 2–21–19 (A)	500	512

Singapore – 0.6%
Olam International Limited:
4.070%, 2–12–13 (C)	SGD2,000	1,586
6.000%, 8–10–18 (C)	$250	204

		1,790

Turkey – 0.2%
Turkiye Garanti Bankasi A.S.,
6.250%, 4–20–21 (A)	500	510

United Kingdom – 0.7%
Vodafone Group plc,
6.750%, 1–10–13 (C)	AUD2,000	2,071

TOTAL CORPORATE DEBT SECURITIES – 12.4%		$37,170
(Cost: $36,170)

OTHER GOVERNMENT SECURITIES
Australia – 1.5%
New South Wales Treasury Corporation,
5.500%, 3–1–17 (C)	4,000	4,477

Germany – 2.6%
KfW, Frankfurt/Main, Federal Republic of Germany:
3.250%, 5–5–14 (C)	SEK22,000	3,242
2.875%, 10–12–16 (C)	NOK26,000	4,433

		7,675

India – 0.2%
ICICI Bank Limited,
5.750%, 11–16–20 (A)	$500	493

Malaysia – 2.2%
Malaysian Government Bonds,
3.461%, 7–31–13 (C)	MYR20,935	6,626

Mexico – 1.8%
United Mexican States Government Bonds,
8.000%, 12–19–13 (C)	MXN69,000	5,419

Poland – 1.0%
Poland Government Bonds,
6.250%, 10–24–15 (C)	PLN9,550	3,007

South Korea – 2.2%
South Korea Treasury Bonds:
5.250%, 9–10–12 (C)	KRW6,350,000	5,564
5.000%, 9–10–14 (C)	$1,100,000	994

		6,558

TOTAL OTHER GOVERNMENT SECURITIES – 11.5%		$34,255
(Cost: $35,826)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 0.5%
United States Treasury Notes,
1.750%, 5–15–22	1,500	1,514

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.5%		$1,514
(Cost: $1,511)

SHORT-TERM SECURITIES
Commercial Paper – 2.6%
Citigroup Funding Inc.,
0.400%, 7–2–12 (D)	2,758	2,758
Colgate-Palmolive Company,
0.080%, 7–12–12 (D)	3,000	2,999
L’Oreal USA, Inc.,
0.160%, 8–14–12 (D)	2,000	2,000

		7,757

Master Note – 0.7%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (E)	2,002	2,002

TOTAL SHORT-TERM SECURITIES – 3.3%		$9,759
(Cost: $9,759)

TOTAL INVESTMENT SECURITIES – 96.7%		$288,942
(Cost: $282,450)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.3%		9,816

NET ASSETS – 100.0%		$298,758

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,088	$—	$—
Consumer Staples	11,874	21,042	—
Energy	10,520	12,948	—
Financials	8,403	24,027	—
Health Care	12,833	16,356	—
Industrials	2,347	13,730	—
Information Technology	4,524	4,322	—
Materials	4,288	—	—
Telecommunication Services	9,846	26,013	—
Utilities	7,274	13,809	—
Total Common Stocks	$73,997	$132,247	$—
Corporate Debt Securities	—	37,170	—
Other Government Securities	—	34,255	—
United States Government Obligations	—	1,514	—
Short-Term Securities	—	9,759	—
Total	$73,997	$214,945	$—

During the period ended June 30, 2012, securities totaling $132,247 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $15,312 or 5.1% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, CLP – Chilean Peso, COP – Columbian Peso, EUR – Euro, GBP – British Pound, KRW – South Korean Won, MXN – Mexican Peso, MYR – Malaysian Ringgit, NOK – Norwegian Krone, PLN – Polish Zloty, SEK – Swedish Krona and SGD – Singapore Dollar).

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$282,450

Gross unrealized appreciation	16,455
Gross unrealized depreciation	(9,963)

Net unrealized appreciation	$6,492

SCHEDULE OF INVESTMENTS
Ivy Global Natural Resources Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil – 0.7%
Suzano Bahia Sul Papel E Celulose S.A.	11,164	$22,067

Canada – 13.2%
Agrium Inc.	325	28,753
Athabasca Oil Sands Corp. (A)	1,800	19,802
First Quantum Minerals Ltd.	7,550	133,484
Goldcorp Inc.	1,000	37,649
IAMGOLD Corporation	1,750	20,695
Osisko Mining Corporation (A)	500	3,438
Potash Corporation of Saskatchewan Inc.	3,100	135,438
Precision Drilling Corporation (A)	1,000	6,807
Southern Pacific Resource Corp. (A)	4,448	5,548
Suncor Energy Inc. (A)	250	7,229
Teck Cominco Limited	150	4,645

		403,488

China – 3.8%
China Metal Recycling (Holdings) Limited (A)(B)	60,000	44,602
GCL-Poly Energy Holdings Limited	210,000	46,424
Sino-Forest Corporation, Class A (A)(B)	15,000	—	*
Trina Solar Limited, ADR (A)	2,500	15,900
Yingde Gases Group Company Limited (A)	8,000	7,322

		114,248

Cyprus – 0.4%
Buried Hill Energy (Cyprus) Public Company Limited (A)(C)	3,630	7,260
Ocean Rig UDW Inc. (A)	400	5,404

		12,664

Germany – 0.5%
Lanxess AG	225	14,239

India – 2.3%
Adani Enterprises Limited	1,500	6,028
Hindustan Zinc Limited	2,500	5,554
Infrastructure Development Finance Company Limited	12,500	30,841
Sterlite Industries (India) Limited	15,500	28,958

		71,381

Indonesia – 0.5%
PT Harum Energy Tbk	10,000	6,138
PT Indo Tambangraya Megah Tbk	2,000	7,745

		13,883

Italy – 0.2%
Saipem S.p.A.	125	5,567

Luxembourg – 0.2%
Pacific Drilling S.A. (A)	575	4,893

Netherlands – 1.9%
LyondellBasell Industries N.V., Class A	1,400	56,378

Russia – 0.5%
Mechel OAO, ADR	1,050	2,688
OJSC Oil Company Rosneft, GDR	1,200	7,512
Open Joint Stock Company “RusHydro”, ADR	2,000	4,799

		14,999

Singapore – 0.1%
Indofood Agri Resources Ltd.	2,000	2,292

South Korea – 3.4%
LG Chem, Ltd.	400	103,550

Switzerland – 5.8%
Noble Corporation	4,300	139,879
Weatherford International Ltd. (A)	3,000	37,890

		177,769

Thailand – 1.1%
Banpu Public Company Limited	2,300	32,692

United Kingdom – 10.0%
Ensco plc (A)	3,250	152,652
Rio Tinto plc	2,500	118,809
Rio Tinto plc, ADR	300	14,343
Xstrata plc	1,500	18,860

		304,664

United States – 45.9%
Allegheny Technologies Incorporated	1,750	55,808
Anadarko Petroleum Corporation	25	1,655
Approach Resources Inc. (A)	100	2,554
Boise Inc.	1,000	6,580
Cabot Oil & Gas Corporation	5,700	224,579
Cameron International Corporation (A)	150	6,407
Celanese Corporation, Series A	2,350	81,357
Cliffs Natural Resources Inc.	200	9,858
Crown Holdings, Inc. (A)	700	24,143
Denbury Resources Inc. (A)	400	6,044
Devon Energy Corporation	50	2,900
Dow Chemical Company (The)	650	20,475
E.I. du Pont de Nemours and Company	150	7,586
Eastman Chemical Company	475	23,925
Halliburton Company	2,000	56,780
Helmerich & Payne, Inc.	300	13,044
KBR, Inc.	2,000	49,420
Kodiak Oil & Gas Corp. (A)	2,500	20,525
Laredo Petroleum Holdings, Inc. (A)	395	8,220
Marathon Oil Corporation	550	14,064
Marathon Petroleum Corporation	150	6,738
Molycorp, Inc. (A)	700	15,085
Mosaic Company (A)	100	5,476
National Oilwell Varco, Inc.	625	40,275
Noble Energy, Inc.	300	25,446
Occidental Petroleum Corporation	800	68,616
Oil States International, Inc. (A)	1,300	86,059
Peabody Energy Corporation	2,600	63,752
Pioneer Natural Resources Company	1,100	97,031
Plains Exploration and Production Company (A)	3,750	131,925
QEP Resources, Inc.	750	22,478
Rock-Tenn Company, Class A	500	27,275
Schlumberger Limited (D)	1,250	81,138
Valero Energy Corporation	1,000	24,150
Walter Industries, Inc.	500	22,080
Williams Companies, Inc. (The)	750	21,615
WPX Energy, Inc. (A)	1,650	26,697

		1,401,760

TOTAL COMMON STOCKS – 90.5%		$2,756,534
(Cost: $3,175,788)

PREFERRED STOCKS
Brazil – 0.4%
Bradespar S.A.	750	12,263

Russia – 0.3%
Mechel	2,000	8,600

United States – 0.0%
Konarka Technologies, Inc., 8.0% Cumulative (A)(C)	3,500	—	*

TOTAL PREFERRED STOCKS – 0.7%		$20,863
(Cost: $50,681)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Barrick Gold Corporation,
Call $33.00, Expires 7–23–12	35,000	16,450
National Oilwell Varco, Inc.,
Call $45.00, Expires 1–22–13	3,500	7,306
Occidental Petroleum Corporation,
Call $50.00, Expires 11–19–12	15,000	53,438
Peabody Energy Corporation,
Call $16.00, Expires 1–21–13	30,000	28,200
Potash Corporation of Saskatchewan Inc.,
Call $25.00, Expires 1–21–13	10,000	18,600
S&P Energy Select Sector SPDR Fund,
Put $85.00, Expires 1–21–13	7,000	13,125
Schlumberger Limited,
Call $42.50, Expires 11–19–12	10,000	22,825
Williams Companies, Inc. (The),
Call $20.00, Expires 8–20–12	10,000	8,600

TOTAL PURCHASED OPTIONS – 5.5%		$168,544
(Cost: $194,012)

CORPORATE DEBT SECURITIES	Principal
Brazil – 0.2%
Bahia Sul Celulose S.A.,
8.614%, 12–1–12 (E)(F)(G)	BRL10,692	5,057

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$5,057
(Cost: $5,399)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.5%
Banco del Estado de Chile:
0.230%, 7–12–12	$10,000	10,000
0.230%, 7–12–12	5,000	5,000

		15,000

Commercial Paper – 0.3%
Danaher Corporation,
0.170%, 7–16–12 (H)	7,600	7,599

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (I)	1,778	1,778

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corporation (GTD by United States Government),
0.220%, 7–5–12 (I)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 1.0%	$29,377
(Cost: $29,377)

TOTAL INVESTMENT SECURITIES – 97.9%	$2,980,375
(Cost: $3,455,257)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.1%	64,204

NET ASSETS – 100.0%	$3,044,579

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$—	$2,292	$—
Energy	1,432,796	59,654	7,260
Financials	—	30,841	—
Industrials	49,420	6,028	—
Information Technology	15,900	46,424	—
Materials	759,226	341,894	—	*
Utilities	—	4,799	—
Total Common Stocks	$2,257,342	$491,932	$7,260
Preferred Stocks	20,863	—	—
Purchased Options	168,544	—	—
Corporate Debt Securities	—	—	5,057
Short-Term Securities	—	29,377	—
Total	$2,446,749	$521,309	$12,317
Forward Foreign Currency Contracts	$—	$7,193	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,117	$—
Futures Contracts	$11,892	$—	$—

During the period ended June 30, 2012, securities totaling $491,932 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

The following forward foreign currency contracts were outstanding at June 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Toronto-Dominion Bank (The)	835	7-20-12	$31	$—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	13,194	7-27-12	378	—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	4,239	8-3-12	65	—
Sell	Brazilian Real	Toronto-Dominion Bank (The)	5,134	8-17-12	—	78
Sell	Brazilian Real	Royal Bank of Canada	10,598	9-21-12	—	123
Sell	British Pound	Canadian Imperial Bank of Commerce	4,600	7-13-12	141	—
Sell	British Pound	State Street Global Markets	11,200	7-20-12	510	—
Sell	British Pound	Royal Bank of Canada	25,400	8-17-12	690	—
Sell	British Pound	Toronto-Dominion Bank (The)	28,600	8-24-12	735	—
Sell	British Pound	Bank of New York Mellon (The)	13,353	9-21-12	101	—
Sell	Canadian Dollar	State Street Global Markets	38,640	7-13-12	766	—
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	42,845	7-20-12	992	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	33,354	7-27-12	1,104	—
Sell	Canadian Dollar	State Street Global Markets	32,300	8-3-12	1,021	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	21,670	8-17-12	349	—
Sell	Canadian Dollar	Royal Bank of Canada	21,670	8-24-12	—	179
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	21,670	8-31-12	—	128
Sell	Canadian Dollar	Bank of New York Mellon (The)	21,670	9-14-12	—	6
Sell	Euro	Royal Bank of Canada	2,575	7-13-12	128	—
Sell	Euro	Royal Bank of Canada	3,402	7-13-12	—	52
Sell	Euro	Toronto-Dominion Bank (The)	1,805	8-3-12	8	—
Sell	Euro	Toronto-Dominion Bank (The)	1,690	8-3-12	—	33
Sell	Euro	Canadian Imperial Bank of Commerce	3,780	8-3-12	111	—
Sell	Euro	Canadian Imperial Bank of Commerce	939	8-31-12	—	9
Sell	South Korean Won	Royal Bank of Canada	20,600,000	7-13-12	54	—
Sell	South Korean Won	Bank of New York Mellon (The)	7,730,000	7-27-12	—	2
Sell	South Korean Won	State Street Global Markets	4,499,700	8-3-12	9	—
Sell	South Korean Won	Canadian Imperial Bank of Commerce	13,200,000	8-24-12	—	110
Sell	South Korean Won	Bank of New York Mellon (The)	10,190,000	8-31-12	—	197
Sell	South Korean Won	Royal Bank of Canada	10,190,000	9-14-12	—	200
					$7,193	$1,117

The following futures contracts were outstanding at June 30, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 Emini Index	Short	9-21-12	4,500	$(305,189)	$(6,696)
S&P/Toronto Stock Exchange 60 Index	Short	9-21-12	2,000	(259,857)	(5,196)
				$(565,046)	$(11,892)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Restricted securities. At June 30, 2012, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	3,630	$6,182	$7,260
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	3,500	10,850	—	*
			$17,032	$7,260

The total value of these securities represented 0.2% of net assets at June 30, 2012.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real).

(F)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $5,057 or 0.2% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(H)	Rate shown is the yield to maturity at June 30, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,455,257

Gross unrealized appreciation	324,261
Gross unrealized depreciation	(799,143)

Net unrealized depreciation	$(474,882)

SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)	JUNE 30, 2012	(UNAUDITED)

COMMON STOCKS	Shares	Value

Building Products – 0.0%
Nortek, Inc. (A)	14	$721

Food Retail – 0.2%
Roundy’s Supermarkets, Inc.	1,154	11,783

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)	4	—

TOTAL COMMON STOCKS – 0.2%		$12,504
(Cost: $9,811)

PREFERRED STOCKS
Other Mortgage-Backed Securities – 0.2%
GMAC Inc., 7.000% (B)	13	11,562

TOTAL PREFERRED STOCKS – 0.2%		$11,562
(Cost: $12,066)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	13	$581

Apparel Retail – 0.0%
St. John Knits International, Incorporated, Expires 12–31–29 (C)	48	1,257

TOTAL WARRANTS – 0.0%		$1,838
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.0%
Checkout Holding Corp.,
0.000%, 11–15–15 (B)(D)	$3,409	1,543

Aerospace – 0.2%
Ducommun Incorporated,
9.750%, 7–15–18	8,656	9,110

Aerospace & Defense – 1.8%
AAR Corp.,
7.250%, 1–15–22 (B)	15,000	14,850
Acquisition Co.,
10.000%, 6–1–17	11,120	11,982
Bombardier Inc.,
5.750%, 3–15–22 (B)	4,934	4,915
Sequa Corporation:
11.750%, 12–1–15 (B)	21,098	22,258
13.500%, 12–1–15 (B)	21,940	23,257
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	18,725	18,725

		95,987

Agricultural Products – 0.9%
American Seafoods Group LLC,
10.750%, 5–15–16 (B)	10,686	10,045
ASG Consolidated LLC,
15.000%, 5–15–17 (B)(E)	21,895	16,878
Darling International Inc.,
8.500%, 12–15–18	18,765	21,063

		47,986

Alternative Carriers – 1.5%
Eileme 2 AB (publ) Polkomtel S.A.:
11.625%, 1–31–20 (B)	6,000	6,165
11.750%, 1–31–20 (B)(F)	EUR13,000	16,863
Level 3 Communications, Inc.,
11.875%, 2–1–19	$25,558	28,304
Level 3 Financing, Inc.:
8.125%, 7–1–19	20,767	21,312
8.625%, 7–15–20	4,591	4,821

		77,465

Apparel Retail – 0.4%
J.Crew Group, Inc.,
8.125%, 3–1–19	18,190	18,781

Auto Parts & Equipment – 3.3%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
7.750%, 1–15–16	4,678	4,918
IDQ Holdings, Inc.,
11.500%, 4–1–17 (B)	50,566	52,588
Schaeffler Finance B.V.:
7.750%, 2–15–17 (B)(F)	EUR28,000	36,944
7.750%, 2–15–17 (B)	$29,302	30,547
8.500%, 2–15–19 (B)	25,678	27,411
8.750%, 2–15–19 (B)(F)	EUR15,000	20,121

		172,529

Automotive Manufacturers – 0.2%
Chrysler Group LLC and CG:
8.000%, 6–15–19	$4,000	4,110
8.250%, 6–15–21	6,286	6,459

		10,569

Automotive Retail – 1.5%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	6,755	6,991
8.375%, 11–15–20	25,593	27,896
Sonic Automotive, Inc.:
9.000%, 3–15–18	11,430	12,430
7.000%, 7–15–22 (B)	27,940	28,919

		76,236

Broadcasting – 1.6%
Cumulus Media Inc.,
7.750%, 5–1–19	23,282	21,943
Harron Communications, L.P. and Harron Finance Corporation,
9.125%, 4–1–20 (B)	15,979	16,778
Zayo Escrow Corporation,
8.125%, 1–1–20 (B)	10,683	11,164
Zayo Group, LLC and Zayo Capital, Inc.,
10.125%, 7–1–20 (B)	32,143	34,152

		84,037

Building Products – 2.0%
HD Supply, Inc.,
11.000%, 4–15–20 (B)	45,504	48,975
Nortek, Inc.,
8.500%, 4–15–21	4,735	4,628
Ply Gem Holdings, Inc.,
8.250%, 2–15–18	10,839	10,622
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (B)	27,085	25,190
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (B)	14,674	15,334

		104,749

Cable & Satellite – 0.2%
CSC Holdings, LLC,
6.750%, 11–15–21 (B)	7,974	8,492

Casinos & Gaming – 2.4%
Codere Finance (Luxembourg) S.A.,
9.250%, 2–15–19 (B)	31,851	22,455

MGM Resorts International,
8.625%, 2–1–19 (B)	28,936	30,962
ROC Finance LLC and ROC Finance 1 Corp.,
12.125%, 9–1–18 (B)	24,627	27,705
Scientific Games Corporation:
8.125%, 9–15–18	975	1,046
9.250%, 6–15–19	8,725	9,554
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
5.375%, 3–15–22 (B)	32,604	32,766

		124,488

Communications Equipment – 0.5%
Brightstar Corporation,
9.500%, 12–1–16 (B)	24,205	24,810

Construction & Engineering – 0.3%
J.M. Huber Corporation,
9.875%, 11–1–19 (B)	12,535	13,475

Construction Materials – 0.6%
Headwaters Incorporated,
7.625%, 4–1–19	12,470	12,252
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	7,250	7,114
Hillman Group, Inc. (The),
10.875%, 6–1–18	11,777	12,454

		31,820

Consumer Finance – 4.2%
Air Lease Corporation,
5.625%, 4–1–17 (B)	66,062	65,071
Bankrate, Inc.,
11.750%, 7–15–15	24,713	27,617
Credit Acceptance Corporation,
9.125%, 2–1–17	26,281	28,515
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (B)	28,635	29,566
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	64,405	71,167

		221,936

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corporation,
6.375%, 4–1–20 (B)	51,550	52,839
CoreLogic, Inc.,
7.250%, 6–1–21 (B)	63,112	64,689

		117,528

Diversified Chemicals – 0.4%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (B)(F)	EUR9,802	12,560
Styrolution Group GmbH,
7.625%, 5–15–16 (B)(F)	EUR5,310	5,737

		18,297

Diversified Metals & Mining – 1.7%
FMG Resources Pty Ltd.:
6.000%, 4–1–17 (B)	$9,871	9,920
8.250%, 11–1–19 (B)	24,464	25,932
6.875%, 4–1–22 (B)	12,835	12,931
Inment Mining Corporation,
8.750%, 6–1–20 (B)	29,644	29,347
Taseko Mines Limited,
7.750%, 4–15–19	15,941	15,224

		93,354

Diversified Support Services – 0.2%
ARAMARK Holdings Corporation,
8.625%, 5–1–16 (B)	1,949	1,995
Nexeo Solutions, LLC,
8.375%, 3–1–18	8,905	8,638

		10,633

Education Services – 5.9%
Laureate Education, Inc.:
11.000%, 8–15–15 (B)(G)	58,061	59,513
11.250%, 8–15–15 (B)(G)	153,870	157,716
12.750%, 8–15–17 (B)(G)	86,430	91,615

		308,844

Electronic Equipment & Instruments – 1.7%
CDW LLC and CDW Finance Corporation:
12.535%, 10–12–17	32,000	34,720
8.000%, 12–15–18	2,925	3,174
8.500%, 4–1–19	46,390	49,404

		87,298

Electronic Manufacturing Services – 0.6%
Jabil Circuit, Inc.:
7.750%, 7–15–16	6,860	7,820
8.250%, 3–15–18	4,070	4,772
KEMET Corporation:
10.500%, 5–1–18 (B)	12,372	12,682
10.500%, 5–1–18	4,400	4,532

		29,806

Environmental & Facilities Services – 0.2%
Heckmann Corporation,
9.875%, 4–15–18 (B)	12,390	11,771

Food Distributors – 0.8%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (B)	38,669	39,249

Food Retail – 0.1%
Beverages & More, Inc.,
9.625%, 10–1–14 (B)	4,875	5,070

Health Care Equipment – 0.7%
Immucor, Inc.,
11.125%, 8–15–19	34,809	38,116

Health Care Facilities – 1.4%
Chiron Merger Sub, Inc.,
12.500%, 11–1–19 (B)	5,000	4,525
Physio–Control International, Inc.,
9.875%, 1–15–19 (B)	16,998	18,103
Tenet Healthcare Corporation,
6.875%, 11–15–31	33,933	28,758
Wolverine Healthcare Analytics, Inc.,
10.625%, 6–1–20 (B)	23,101	24,025

		75,411

Health Care Services – 0.3%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (B)	13,350	14,018

Health Care Technology – 1.2%
MedAssets, Inc.,
8.000%, 11–15–18	60,170	63,479

Home Furnishings – 0.1%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	3,039	3,077
Simmons Bedding Company,
11.250%, 7–15–15 (B)	4,200	4,347

		7,424

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
5.875%, 2–15–22	4,002	4,212

Household Products – 0.3%
Reynolds Group Holdings Limited:
9.000%, 4–15–19 (B)	7,200	7,182
7.875%, 8–15–19 (B)	4,639	5,022
Reynolds Group Issuer (Luxembourg) S.A., Reynolds Group Issuer LLC and Reynolds Group Issuer, Inc.,
9.875%, 8–15–19 (B)	3,515	3,647

		15,851

Housewares & Specialties – 0.0%
Libbey Glass Inc.,
6.875%, 5–15–20 (B)	2,530	2,600

Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc.,
7.625%, 5–15–19	24,650	24,959
Texas Competitive Electric Holdings Company, LLC and TCEH Finance, Inc.,
11.500%, 10–1–20 (B)	2,150	1,467

		26,426

Industrial Machinery – 0.0%
Tempel Steel Company,
12.000%, 8–15–16 (B)	1,120	1,065

Integrated Telecommunication Services – 0.7%
Consolidated Communications Finance Co.,
10.875%, 6–1–20 (B)	34,590	35,974

Investment Banking & Brokerage – 1.1%
E*TRADE Financial Corporation:
6.750%, 6–1–16	18,500	18,824
12.500%, 11–30–17	23,711	27,178
GFI Group Inc.,
8.375%, 7–19–18	15,012	12,610

		58,612

IT Consulting & Other Services – 1.1%
iGATE Corporation,
9.000%, 5–1–16	51,471	55,074

Leisure Facilities – 0.3%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	16,302	17,036

Leisure Products – 0.3%
Yonkers Racing Corporation,
11.375%, 7–15–16 (B)	15,514	16,484

Life & Health Insurance – 0.3%
CNO Financial Group, Inc.,
9.000%, 1–15–18 (B)	7,315	7,882
ILFC E–Capital Trust I,
4.280%, 12–21–65 (B)(G)	7,300	4,923
Phoenix Life Insurance Company,
7.150%, 12–15–34 (B)	975	663

		13,468

Metal & Glass Containers – 1.1%
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (B)	53,073	54,665
Pretium Packaging, L.L.C. and Pretium Finance, Inc.,
11.500%, 4–1–16	3,867	3,906

		58,571

Movies & Entertainment – 0.4%
Carmike Cinemas, Inc.,
7.375%, 5–15–19	14,175	14,671
WMG Acquisition Corp.,
9.500%, 6–15–16	5,000	5,450

		20,121

Multi-Line Insurance – 0.4%
American International Group, Inc.,
8.175%, 5–15–58	17,550	19,042

Office Services & Supplies – 0.2%
American Reprographics Company,
10.500%, 12–15–16	10,250	10,301

Oil & Gas Drilling – 0.6%
RDS Ultra-Deepwater Ltd,
11.875%, 3–15–17 (B)	26,743	29,618

Oil & Gas Equipment & Services – 2.3%
Global Geophysical Services, Inc.:
10.500%, 5–1–17 (B)	40,475	38,148
10.500%, 5–1–17	5,208	4,961
Halcon Resources Corporation,
9.750%, 7–15–20 (B)	29,658	29,256
SESI, LLC,
7.125%, 12–15–21 (B)	45,000	48,937

		121,302

Oil & Gas Refining & Marketing – 2.1%
Energy Partners Ltd.,
8.250%, 2–15–18	12,043	11,892
Offshore Group Investment Limited:
11.500%, 8–1–15 (B)	57,250	62,117
11.500%, 8–1–15	31,327	33,990

		107,999

Packaged Foods & Meats – 0.8%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	27,739	27,670
9.625%, 3–15–18 (B)	15,600	14,274

		41,944

Paper Products – 0.1%
Sappi Papier Holding GmbH:
7.750%, 7–15–17 (B)	2,000	2,025
8.375%, 6–15–19 (B)	1,500	1,502

		3,527

Pharmaceuticals – 1.1%
Capsugel FinanceCo S.C.A.,
9.875%, 8–1–19 (B)(F)	EUR18,575	25,152
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (B)	$28,813	31,514

		56,666

Publishing – 0.0%
Cambium Learning Group, Inc.,
9.750%, 2–15–17	2,425	2,219

Restaurants – 2.6%
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18 (B)	12,808	13,448
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(E)	21,531	22,913
Dave & Buster’s, Inc.:
0.000%, 2–15–16 (B)(D)	27,855	19,011
11.000%, 6–1–18	7,213	7,862
DineEquity, Inc.,
9.500%, 10–30–18	21,472	23,512
NPC International, Inc.,
10.500%, 1–15–20	23,695	26,243
Wok Acquisition Corp.,
10.250%, 6–30–20 (B)	20,108	20,711

		133,700

Retail Stores – 0.3%
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (B)	8,882	9,881
RadioShack Corporation,
6.750%, 5–15–19	8,922	6,625

		16,506

Satellite – 0.3%
GeoEye, Inc.,
9.625%, 10–1–15	12,836	13,446

Semiconductor Equipment – 0.1%
MEMC Electronic Materials, Inc.,
7.750%, 4–1–19	4,900	3,871

Semiconductors – 1.0%
Freescale Semiconductor, Inc.:
10.125%, 3–15–18 (B)	3,453	3,772
8.050%, 2–1–20	39,562	39,068
10.750%, 8–1–20	10,317	11,091

		53,931

Specialized Consumer Services – 2.5%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	20,211	20,059
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (B)	33,185	34,015
7.500%, 6–15–19 (B)(F)	EUR16,253	20,311
Monitronics International, Inc.,
9.125%, 4–1–20 (B)	$20,879	20,044
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (B)	34,952	37,748

		132,177

Specialized Finance – 1.1%
CNG Holdings, Inc.,
9.375%, 5–15–20 (B)	9,928	10,176
Everest Acquisition, LLC and Everest Acquisition Finance, Inc.:
6.875%, 5–1–19 (B)	3,263	3,410
9.375%, 5–1–20 (B)	14,033	14,542

International Lease Finance Corporation,
6.250%, 5–15–19	12,289	12,519
WM Finance Corp.,
11.500%, 10–1–18	8,360	9,238
WM Holdings Finance Corp.,
13.750%, 10–1–19	4,877	5,133

		55,018

Specialized REITs – 1.1%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	64,813	59,628

Systems Software – 1.7%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	60,114	67,928
Lawson Software, Inc.,
9.375%, 4–1–19 (B)	18,855	20,128

		88,056

Technology – 0.7%
Epicor Software Corporation,
8.625%, 5–1–19	23,331	23,798
Fidelity National Information Services, Inc.,
5.000%, 3–15–22 (B)	8,974	9,131
Viasystems, Inc.,
7.875%, 5–1–19 (B)	2,506	2,506

		35,435

Technology Distributors – 1.0%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (B)	48,442	51,470

Thrifts & Mortgage Finance – 0.2%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	10,427	9,697

Wireless Telecommunication Service – 0.3%
Eileme 1 AB (publ) Polkomtel S.A.,
14.250%, 8–15–20 (B)(E)	7,583	6,803
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	14,200	11,467

		18,270

TOTAL CORPORATE DEBT SECURITIES – 65.7%		$3,433,628
(Cost: $3,350,247)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.124%, 1–1–37 (G)	14,625	$10,617

New Jersey – 0.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999:
6.250%, 9–15–19	20,380	20,466
6.400%, 9–15–23	11,865	11,910

		32,376

New York – 0.1%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (B)	1,875	2,685

TOTAL MUNICIPAL BONDS – TAXABLE – 0.9%		$45,678
(Cost: $41,825)

SENIOR LOANS
Advertising – 0.1%
Oriental Trading Company, Inc.,
7.000%, 2–14–17 (G)	5,696	5,681

Aerospace & Defense – 0.2%
Sequa Corporation:
3.720%, 12–3–14 (G)	4,000	3,907
6.250%, 12–3–14 (G)	5,970	5,965

		9,872

Agricultural Products – 0.3%
WM. Bolthouse Farms, Inc.,
9.500%, 8–11–16 (G)	16,000	16,000

Apparel Retail – 0.1%
St. John Knits International, Incorporated,
13.000%, 3–3–15 (G)	5,900	5,811

Application Software – 2.6%
Misys plc and Magic Newco, LLC,
12.000%, 3–19–19 (G)	140,000	136,966

Auto Parts & Equipment – 0.4%
Schaeffler AG:
6.000%, 1–27–17 (G)	21,848	21,814

Broadcasting – 2.2%
Cumulus Media Holdings, Inc.,
7.500%, 9–16–19 (G)	3,000	3,017
Granite Broadcasting Corporation,
8.500%, 4–24–19 (G)	15,000	14,775
High Plains Broadcasting Operating Company, LLC,
9.000%, 3–14–16 (G)	7,169	7,151
Newport Television LLC,
9.000%, 3–14–16 (G)	25,927	25,863
PAW LUXCO II S.A.R.L.,
5.387%, 7–29–17 (F)(G)	EUR58,675	65,528

		116,334

Building Products – 0.6%
Goodman Global, Inc.,
9.000%, 10–28–17 (G)	$23,545	23,804
WireCo WorldGroup,
0.000%, 4–13–17 (D)	10,000	9,975

		33,779

Casinos & Gaming – 0.2%
Revel Entertainment Group LLC and Revel AC, Inc.,
9.000%, 2–17–17 (G)	7,615	6,469
Station Casinos LLC,
3.245%, 6–17–16 (G)	4,865	4,561

		11,030

Commodity Chemicals – 0.2%
INEOS Group Holdings Limited and INEOS US FinanceLLC,
6.500%, 5–4–18 (G)	12,431	12,155

Communications Equipment – 1.6%
Blue Coat Systems, Inc.:
7.500%, 2–8–18 (G)	45,000	44,775
11.500%, 8–8–18 (G)	8,592	8,592
Mitel Networks Corporation,
7.245%, 8–16–15 (G)	17,259	16,526
Zayo Group, LLC,
0.000%, 3–18–19 (G)	14,367	14,400

		84,293

Construction & Farm Machinery & Heavy Trucks – 0.4%
Wabash National Corporation:
6.000%, 4–17–19 (G)	22,219	21,886

Construction Materials – 0.1%
Brock Holdings III, Inc.,
10.000%, 3–16–18 (G)	5,000	4,925

Diversified Support Services – 1.0%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (G)	35,494	35,257
13.000%, 12–30–18 (G)	12,900	12,836

		48,093

Education Services – 0.3%
Education Management LLC,
8.250%, 3–30–18 (G)	6,981	6,684
Laureate Education, Inc.,
5.250%, 8–17–14 (G)	9,733	9,563

		16,247

Environmental & Facilities Services – 0.1%
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (G)	5,860	5,816

Food Distributors – 0.9%
Candy Intermediate Holdings, Inc.,
7.500%, 5–23–18 (G)	10,000	9,953
Fairway Group Acquisition Company,
7.500%, 3–3–17 (G)	4,607	4,561
U.S. Foodservice, Inc.:
5.750%, 7–3–14 (G)	31,893	30,832

		45,346

Gaming – 0.6%
Mohegan Tribal Gaming Authority,
9.000%, 3–31–16 (G)	32,000	32,000

Health Care Equipment – 0.5%
Immucor, Inc.,
7.250%, 8–17–18 (G)	9,925	9,962
Kinetic Concepts, Inc.,
7.000%, 5–4–18 (G)	13,930	14,017

		23,979

Health Care Facilities – 0.1%
National Surgical Hospitals, Inc.:
0.000%, 2–3–17 (G)	743	720
8.250%, 2–3–17 (G)	4,204	4,079

		4,799

Health Care Services – 0.7%
Quintiles Transnational Corp.,
7.500%, 2–28–17 (G)	40,000	39,800

Home Furnishings – 0.3%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (G)	15,000	14,700

Hotels, Resorts & Cruise Lines – 0.0%
Revel Entertainment Group LLC and Revel AC, Inc.,
9.000%, 2–17–17 (G)	457	388

Housewares & Specialties – 0.1%
Provo Craft & Novelty, Inc.:
8.500%, 3–2–16 (G)	9,968	3,489

Independent Power Producers & Energy Traders – 0.7%
Dynegy Power, LLC,
9.250%, 8–5–16 (G)	33,812	35,044
Texas Competitive Electric Holdings Company, LLC,
4.741%, 10–10–17 (G)	5,913	3,530

		38,574

Industrial Machinery – 0.5%
Clover Technologies Group, LLC,
6.750%, 12–31–12 (G)	24,688	23,947

Internet Software & Services – 1.4%
Nextag, Inc.,
7.000%, 1–28–16 (G)	11,252	10,840
Web.com Group, Inc.,
7.000%, 10–27–17 (G)	64,878	64,364

		75,204

IT Consulting & Other Services – 1.0%
Infor Global Solutions European Finance, S.a.R.L.:
12.875%, 3–2–14 (E)(G)	7,080	7,397
Presidio, Inc.:
7.250%, 2–28–17 (G)	11,000	11,028
7.250%, 3–31–17 (G)	27,955	28,026
SRA International, Inc.:
6.500%, 7–20–18 (G)	5,880	5,690

		52,141

Leisure Products – 0.9%
SRAM, LLC,
8.500%, 12–7–18 (G)	48,000	48,240

Metal & Glass Containers – 0.2%
Consolidated Container Company LLC,
0.000%, 6–15–19 (D)	8,000	7,992

Movies & Entertainment – 2.9%
CKX Entertainment, Inc.,
9.000%, 1–1–17 (G)	4,000	3,160
Formula One Holdings Ltd. and Alpha Topco Limited,
6.250%, 4–30–18 (G)	149,625	149,252

		152,412

Multi-line Insurance – 0.3%
Shield Finance Co. S.A.R.L.,
6.500%, 6–13–19 (G)	14,000	13,773

Multi-Sector Holdings – 0.8%
AB Acquisitions UK Topco 2 Limited,
3.566%, 7–5–15 (F)(G)	GBP30,000	44,603

Oil & Gas Exploration & Production – 1.4%
Chesapeake Energy Corporation:
8.500%, 12–2–17 (G)	$72,616	71,973

Pharmaceuticals – 0.0%
Pharmaceutical Product Development, Inc.,
6.250%, 12–5–18 (G)	1,975	1,982

Real Estate Management & Development – 0.4%
Primedia Inc.,
7.500%, 1–13–18 (G)	24,937	22,169

Research & Consulting Services – 0.6%
AlixPartners, LLP,
0.000%, 11–15–19 (G)	32,500	31,728

Restaurants – 0.5%
Focus Brands, Inc.:
6.250%, 2–22–18 (G)	6,482	6,487
7.250%, 2–22–18 (G)	103	103
10.250%, 9–1–18 (G)	17,222	17,265

		23,855

Retail Stores – 0.3%
Claire’s Stores, Inc.:
2.995%, 5–29–14 (G)	15,149	14,357

Semiconductors – 0.6%
Freescale Semiconductor, Inc.,
6.000%, 2–28–19 (G)	29,925	29,412

Specialized Consumer Services – 0.3%
HD Supply, Inc.,
0.000%, 9–26–17 (G)	17,000	17,096

Specialty Stores – 0.8%
Guitar Center, Inc.,
5.720%, 4–9–17 (G)	8,000	7,380
Savers, Inc.,
0.000%, 6–11–19 (G)	14,512	14,503
Vision Holding Corp.:
12.000%, 11–23–16 (G)	17,650	17,474

		39,357

Systems Software – 0.3%
Lawson Software, Inc.,
6.250%, 3–16–18 (G)	14,149	14,200

Technology Distributors – 0.1%
Sophia L.P.,
6.250%, 6–5–18 (G)	2,993	3,004

Wireless Telecommunication Service – 0.0%
Crown Castle Operating Company,
4.000%, 1–31–19 (G)	973	957

TOTAL SENIOR LOANS – 27.6%		$1,442,179
(Cost: $1,423,642)

SHORT-TERM SECURITIES
Commercial Paper – 7.6%
Baxter International Inc.:
0.290%, 7–9–12 (H)	8,300	8,299
0.240%, 7–11–12 (H)	15,000	14,999
Bemis Company, Inc.:
0.390%, 7–2–12 (H)	10,000	10,000
0.370%, 7–10–12 (H)	8,750	8,749
0.370%, 7–11–12 (H)	7,100	7,099
0.380%, 7–13–12 (H)	7,000	6,999
0.410%, 7–20–12 (H)	10,250	10,248
Campbell Soup Co.,
0.190%, 8–7–12 (H)	10,000	9,998
Citigroup Funding Inc.,
0.400%, 7–2–12 (H)	1,618	1,618
Clorox Co.:
0.420%, 7–2–12 (H)	10,000	10,000
0.460%, 7–6–12 (H)	3,400	3,400
0.400%, 7–20–12 (H)	8,130	8,128
ConAgra Foods, Inc.:
0.300%, 7–2–12 (H)	15,000	15,000
0.300%, 7–5–12 (H)	9,000	9,000
Ecolab Inc.:
0.410%, 7–13–12 (H)	20,000	19,997
0.380%, 7–16–12 (H)	5,000	4,999
0.390%, 7–20–12 (H)	5,000	4,999
0.420%, 7–24–12 (H)	15,000	14,996
General Mills, Inc:
0.200%, 7–23–12 (H)	10,000	9,999
0.210%, 7–27–12 (H)	2,500	2,500
Google Inc.,
0.100%, 7–12–12 (H)	10,000	10,000
Harley–Davidson Funding Corp.:
0.370%, 7–17–12 (H)	11,000	10,998
0.350%, 7–19–12 (H)	10,000	9,998
0.400%, 8–6–12 (H)	2,800	2,799
0.410%, 8–14–12 (H)	4,000	3,998
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.):
0.420%, 7–16–12 (H)	5,028	5,027
0.290%, 7–23–12 (H)	15,000	14,997
0.270%, 7–25–12 (H)	10,000	9,998
0.300%, 7–27–12 (H)	11,000	10,998
Hewlett-Packard Company,
0.450%, 7–30–12 (H)	20,510	20,501
John Deere Canada ULC (GTD by Deere & Company),
0.160%, 7–5–12 (H)	12,000	12,000
Kellogg Co.,
0.180%, 7–13–12 (H)	15,000	14,999
Kroger Co. (The),
0.420%, 7–3–12 (H)	20,000	19,999
L’Air Liquide S.A.,
0.200%, 7–16–12 (H)	9,000	8,999
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.170%, 7–11–12 (H)	13,410	13,410
Procter & Gamble Company (The),
0.110%, 8–6–12 (H)	10,000	9,999
Sonoco Products Co.,
0.320%, 7–2–12 (H)	9,734	9,734
Verizon Communications Inc.,
0.310%, 7–9–12 (H)	20,000	19,999
Wisconsin Electric Power Co.,
0.210%, 7–11–12 (H)	8,000	7,999

		397,479

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (I)	2,476	2,476

Municipal Obligations – Taxable – 0.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (I)	1,082	1,082
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.160%, 7–5–12 (I)	500	500
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.230%, 7–2–12 (I)	1,000	1,000

		2,582

TOTAL SHORT-TERM SECURITIES – 7.7%		$402,537
(Cost: $402,537)

TOTAL INVESTMENT SECURITIES – 102.3%		$5,349,926
(Cost: $5,240,926)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3%)		(122,704)

NET ASSETS – 100.0%		$5,227,222

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$12,504	$—	$—
Preferred Stocks	—	11,562	—
Warrants	—	581	1,257
Corporate Debt Securities	—	3,433,628	—
Municipal Bonds	—	45,678	—
Senior Loans	—	1,194,944	247,235
Short-Term Securities	—	402,537	—
Total	$12,504	$5,088,930	$248,492
Forward Foreign Currency Contracts	$—	$8,324	$—
Liabilities
Forward Foreign Currency Contracts	$—	$654	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Senior Loans
Beginning Balance 4-1-12	$2,483	$133,694
Net realized gain (loss)	—	(232)
Net unrealized appreciation (depreciation)	—	(665)
Purchases	—	91,973
Sales	—	(33,369)
Transfers into Level 3 during the period	—	70,089
Transfers out of Level 3 during the period	(1,226)	(14,255)
Ending Balance 6-30-12	$1,257	$247,235
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-12	$—	$(665)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no reoccurring transfers between Levels 1 and 2 during the period ended June 30, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-12	Valuation Technique(s)	Unobservable Input(s)	Range
Assets
Warrants (1)	$1,257	Market transaction method	Purchase price	—
Senior Loans(2)	247,235	Third-party pricing service Broker quotes	Lack of reliable market-based data	—
Total	$248,492

(1)

The significant unobservable inputs used in the fair value measurement of equity securities are when market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes), and comparability adjustments. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

(2)

The significant unobservable inputs used in the fair value measurement of bank loans are probability of default, loss severity in the event of default, and when market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g trade information or broker quotes). Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity.

The following forward foreign currency contracts were outstanding at June 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Nomura International PLC	27,900	7-11-12	$—	$296
Sell	Euro	Nomura International PLC	66,200	7-11-12	—	358
Sell	Euro	Deutsche Bank AG	932	8-1-12	146	—
Sell	Euro	Morgan Stanley International	720	11-15-12	111	—
Sell	Euro	Deutsche Bank AG	676	12-17-12	89	—
Sell	Euro	Deutsche Bank AG	5,000	1-30-13	221	—
Sell	Euro	Deutsche Bank AG	932	2-1-13	136	—
Sell	Euro	Morgan Stanley International	720	5-15-13	104	—
Sell	Euro	Deutsche Bank AG	676	6-17-13	84	—
Sell	Euro	Deutsche Bank AG	932	8-1-13	128	—
Sell	Euro	Morgan Stanley International	720	11-15-13	97	—
Sell	Euro	Deutsche Bank AG	676	12-16-13	79	—
Sell	Euro	Deutsche Bank AG	932	2-3-14	120	—
Sell	Euro	Morgan Stanley International	720	5-15-14	92	—

Sell	Euro	Deutsche Bank AG	676	6-16-14	73	—
Sell	Euro	Deutsche Bank AG	932	8-1-14	115	—
Sell	Euro	Morgan Stanley International	720	11-14-14	89	—
Sell	Euro	Deutsche Bank AG	676	12-15-14	72	—
Sell	Euro	Deutsche Bank AG	932	2-2-15	111	—
Sell	Euro	Morgan Stanley International	729	5-15-15	23	—
Sell	Euro	Deutsche Bank AG	676	6-15-15	69	—
Sell	Euro	Deutsche Bank AG	932	8-3-15	107	—
Sell	Euro	Morgan Stanley International	729	11-16-15	22	—
Sell	Euro	Deutsche Bank AG	676	12-15-15	70	—
Sell	Euro	Deutsche Bank AG	932	2-1-16	106	—
Sell	Euro	Morgan Stanley International	8,363	5-16-16	218	—
Sell	Euro	Deutsche Bank AG	676	6-15-16	70	—
Sell	Euro	Deutsche Bank AG	932	8-1-16	105	—
Sell	Euro	Deutsche Bank AG	676	12-15-16	72	—
Sell	Euro	Deutsche Bank AG	932	2-1-17	106	—
Sell	Euro	Deutsche Bank AG	676	6-15-17	74	—
Sell	Euro	Nomura International PLC	58,615	7-31-17	957	—
Sell	Euro	Deutsche Bank AG	932	8-1-17	108	—
Sell	Euro	Deutsche Bank AG	676	12-15-17	78	—
Sell	Euro	Deutsche Bank AG	932	2-1-18	112	—
Sell	Euro	Deutsche Bank AG	11,234	6-15-18	1,320	—
Sell	Euro	Deutsche Bank AG	932	8-1-18	115	—
Sell	Euro	Deutsche Bank AG	932	2-1-19	119	—
Sell	Euro	Deutsche Bank AG	19,799	8-1-19	2,567	—
Sell	Euro	Deutsche Bank AG	2,000	1-31-20	39	—
					$8,324	$654

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $2,294,101 or 43.9% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Zero coupon bond.

(E)	Payment-in-kind bonds.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro and GBP – British Pound).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(H)	Rate shown is the yield to maturity at June 30, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,240,926

Gross unrealized appreciation	157,656
Gross unrealized depreciation	(48,656)

Net unrealized appreciation	$109,000

SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)	JUNE 30, 2012	(UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 1.0%
Arcos Dorados Holdings Inc.	924	$13,662

Australia – 7.9%
Asciano Limited	3,688	16,567
Brambles Limited	2,288	14,510
Myer Holdings Limited	6,295	10,472
Newcrest Mining Limited	688	16,002
Telstra Corporation Limited	10,794	40,898
Toll Holdings Limited	3,184	13,090

		111,539

Canada – 1.1%
Potash Corporation of Saskatchewan Inc.	370	16,178

China – 4.5%
Baidu.com, Inc., ADR (A)	161	18,523
China Pacific Insurance (Group) Co. Ltd., H Shares	5,097	16,633
China Unicom Limited	14,092	17,720
Spreadtrum Communications, Inc., ADR	214	3,783
ZTE Corporation, H Shares	3,785	7,384

		64,043

France – 11.4%
Alstom	89	2,817
Cap Gemini S.A.	602	22,148
Compagnie Generale des Etablissements Michelin, Class B	274	17,935
Safran	502	18,636
Sanofi-Aventis	392	29,670
Schneider Electric S.A.	386	21,453
Total S.A.	1,074	48,338

		160,997

Germany – 5.9%
Bayer AG	556	40,083
DaimlerChrysler AG, Registered Shares	291	13,086
Dialog Semiconductor plc (A)	748	13,571
Fresenius SE & Co. KGaA (A)	43	4,464
Fresenius SE & Co. KGaA (A)(B)	115	11,896

		83,100

Hong Kong – 1.8%
Cheung Kong (Holdings) Limited	2,005	24,754

Israel – 1.8%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	5,054	5,377
Teva Pharmaceutical Industries Limited, ADR	492	19,401

		24,778

Italy – 1.2%
Saipem S.p.A.	383	17,073

Japan – 13.1%
Chiyoda Corporation	1,166	14,286
Hoya Corporation	1,063	23,418
KONAMI Corporation	569	12,902
Mitsubishi Electric Corporation	2,897	24,238
Mitsui & Co., Ltd.	1,186	17,621
Mitsui Fudosan Co., Ltd.	1,234	23,943
Nissin Kogyo Co., Ltd.	1,640	22,529
Softbank Corp.	923	34,343
Yahoo Japan Corporation	35	11,353

		184,633

Mexico – 1.5%
America Movil, S.A. de C.V.	821	21,389

Netherlands – 4.6%
Fugro N.V.	417	25,275
ING Groep N.V., Certicaaten Van Aandelen (A)	1,735	11,632
Koninklijke Ahold N.V.	2,299	28,473

		65,380

Norway – 1.1%
Telenor ASA	948	15,841

Singapore – 3.1%
Singapore Telecommunications Limited	8,307	21,754
United Overseas Bank Limited	1,469	21,814

		43,568

Sweden – 1.2%
Investor AB, B Shares	855	16,323

Switzerland – 3.2%
Credit Suisse Group AG, Registered Shares	684	12,510
Swiss Re Ltd	302	19,033
TEMENOS Group AG (A)	808	13,367

		44,910

Taiwan – 1.1%
Advanced Semiconductor Engineering, Inc.	19,276	15,823

United Kingdom – 22.0%
AMEC plc	840	13,239
Barclays plc	6,202	15,847
GlaxoSmithKline plc	1,255	28,509
HSBC Holdings plc	1,860	16,391
Invensys plc, ADR	5,156	17,970
National Grid plc	1,612	17,086
Prudential plc	1,829	21,203
Rio Tinto plc	523	24,864
Royal Dutch Shell plc, Class A	1,562	52,726
Unilever plc	1,428	47,944
Vodafone Group plc	6,944	19,519
WPP Group plc	2,508	30,448
Xstrata plc	483	6,069

		311,815

United States – 3.0%
Cognizant Technology Solutions Corporation, Class A (A)	275	16,481
InBev NV	324	25,522

		42,003

TOTAL COMMON STOCKS – 90.5%		$1,277,809
(Cost: $1,330,190)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.4%
Banco del Estado de Chile,
0.230%, 7–12–12	$5,000	5,000

Commercial Paper – 4.6%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.140%, 7–18–12 (C)	8,785	8,784

Campbell Soup Co.,
0.190%, 8–7–12 (C)	10,000	9,998
Corporacion Andina de Fomento:
0.170%, 7–18–12 (C)	6,877	6,876
0.280%, 8–23–12 (C)	7,000	6,998
E.I. du Pont de Nemours and Company,
0.150%, 7–11–12 (C)	12,500	12,499
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.150%, 7–23–12 (C)	12,000	11,999
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A(GTD by U.S. Bank, N.A.),
0.140%, 7–11–12 (C)	7,965	7,965

		65,119

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (D)	6,045	6,045

Municipal Obligations – Taxable – 0.1%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (D)	2,078	2,078

Treasury Bills – 0.7%
United States Treasury Bills,
0.150%, 10–11–12	10,000	9,996

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corporation (GTD by United States Government),
0.220%, 7–5–12 (D)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 7.0%		$98,238
(Cost: $98,238)

TOTAL INVESTMENT SECURITIES – 97.5%		$1,376,047
(Cost: $1,428,428)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.5%		35,122

NET ASSETS – 100.0%		$1,411,169

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$13,662	$94,470	$—
Consumer Staples	—	101,939	—
Energy	—	156,651	—
Financials	—	200,084	—
Health Care	19,401	114,621	—
Industrials	—	161,188	—
Information Technology	38,787	119,966	—
Materials	16,178	46,935	—
Telecommunication Services	21,389	155,452	—
Utilities	—	17,086	—
Total Common Stocks	$109,417	$1,168,392	$—
Short-Term Securities	—	98,238	—
Total	$109,417	$1,266,630	$—

During the period ended June 30, 2012, securities totaling $1,168,392 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $11,896 or 0.8% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,428,428

Gross unrealized appreciation	63,805
Gross unrealized depreciation	(116,186)

Net unrealized depreciation	$(52,381)

SCHEDULE OF INVESTMENTS
Ivy International Growth Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 0.7%
Arcos Dorados Holdings Inc.	102	$1,509

Australia – 6.5%
Coca-Cola Amatil Limited	194	2,664
David Jones Limited	845	2,258
Orica Limited	90	2,284
Telstra Corporation Limited	1,589	6,020

		13,226

Canada – 0.9%
Canadian Natural Resources Limited	65	1,754

China – 3.2%
China Unicom Limited	1,580	1,987
Sands China Ltd.	296	952
SINA Corporation (A)	24	1,259
Tingyi Holding Corp.	878	2,262

		6,460

France – 12.3%
Cap Gemini S.A.	26	962
Danone	57	3,560
European Aeronautic Defence and Space Company EADS N.V.	30	1,052
Eutelsat Communications	33	1,027
LVMH Moet Hennessy – Louis Vuitton	28	4,258
Pinault-Printemps-Redoute S.A.	13	1,830
Safran	112	4,145
Sanofi-Aventis	43	3,266
Vinci	101	4,729

		24,829

Germany – 9.8%
adidas AG	28	2,023
Bayer AG	64	4,641
Fresenius SE & Co. KGaA (A)	53	5,485
Fresenius SE & Co. KGaA (A)(B)	7	776
Linde AG	24	3,760
MTU Aero Engines Holding AG	43	3,148

		19,833

Hong Kong – 1.6%
Yue Yuen Industrial (Holdings) Limited	1,009	3,171

India – 1.3%
Housing Development Finance Corporation Limited (A)(B)	228	2,691

Israel – 1.4%
Teva Pharmaceutical Industries Limited, ADR	73	2,861

Italy – 1.7%
Saipem S.p.A.	78	3,453

Japan – 10.4%
Canon Inc.	49	1,964
JGC Corporation	113	3,276
KONAMI Corporation	67	1,516
Mitsubishi Corporation	156	3,155
Mitsubishi Electric Corporation	223	1,866
Mitsui & Co., Ltd.	201	2,993

NEXON Co., Ltd. (A)(B)	102	1,991
Nissin Kogyo Co., Ltd.	165	2,261
ORIX Corporation	22	2,021

		21,043

Luxembourg – 1.7%
Tenaris S.A.	193	3,403

Mexico – 1.9%
Grupo Modelo, S.A.B. de C.V., Series C	436	3,857

Netherlands – 1.3%
ASML Holding N.V., Ordinary Shares	50	2,577

Norway – 1.7%
Seadrill Limited	96	3,407

Sweden – 2.3%
AB Volvo, Class B (A)	235	2,684
Telefonaktiebolaget LM Ericsson, B Shares	224	2,049

		4,733

Switzerland – 1.8%
Credit Suisse Group AG, Registered Shares	97	1,779
Swatch Group Ltd (The), Bearer Shares	5	1,778

		3,557

United Kingdom – 12.8%
ARM Holdings plc, ADR	55	1,303
Barclays plc	969	2,476
British American Tobacco plc	64	3,270
Capita Group plc (The)	99	1,015
Diageo plc	217	5,598
Experian plc	203	2,864
GlaxoSmithKline plc	187	4,250
Petrofac Limited	37	811
Prudential plc	210	2,437
Rio Tinto plc	39	1,832

		25,856

United States – 13.1%
Apple Inc. (A)	19	11,325
Cognizant Technology Solutions Corporation, Class A (A)	83	4,975
InBev NV	56	4,445
QUALCOMM Incorporated	53	2,969
Schlumberger Limited	46	2,975

		26,689

TOTAL COMMON STOCKS – 86.4%		$174,909
(Cost: $169,203)

PREFERRED STOCKS
Germany – 1.8%
Volkswagen AG, 2.260%	22	3,550

TOTAL PREFERRED STOCKS – 1.8%		$3,550
(Cost: $4,192)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.9%
Corporacion Andina de Fomento, 0.230%, 7–16–12 (C)	$3,500	3,500
Prudential Funding LLC, 0.130%, 7–2–12 (C)	4,545	4,545

		8,045

Master Note – 1.8%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (D)	3,574	3,574

Treasury Bills – 2.5%
United States Treasury Bills, 0.150%, 10–11–12	5,000	4,997

TOTAL SHORT-TERM SECURITIES – 8.2%		$16,616
(Cost: $16,616)

TOTAL INVESTMENT SECURITIES – 96.4%		$195,075
(Cost: $190,011)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.6%		7,285

NET ASSETS – 100.0%		$202,360

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,509	$19,561	$—
Consumer Staples	3,857	21,799	—
Energy	4,730	11,073	—
Financials	—	11,405	—
Health Care	2,861	18,418	—
Industrials	—	30,925	—
Information Technology	21,830	11,059	—
Materials	—	7,875	—
Telecommunication Services	—	8,007	—
Total Common Stocks	$34,787	$140,122	$—
Preferred Stocks	—	3,550	—
Short-Term Securities	—	16,616	—
Total	$34,787	$160,288	$—
Forward Foreign Currency Contracts	$—	$887	$—
Swap Agreements	$—	$228	$—
Liabilities
Forward Foreign Currency Contracts	$—	$139	$—

During the period ended June 30, 2012, securities totaling $140,122 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

The following forward foreign currency contracts were outstanding at June 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	9,250	7-11-12	$—	$139
Sell	Japanese Yen	Goldman Sachs International	1,555,000	2-7-13	887	—
					$887	$139

The following total return swap agreements were outstanding at June 30, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	$1,654	Ping An Insurance (Group) Company of China, Ltd.	10-22-12	USD LIBOR + 0.700%	$228

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $5,458 or 2.7% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$190,011

Gross unrealized appreciation	20,603
Gross unrealized depreciation	(15,539)

Net unrealized appreciation	$5,064

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.4%
Boeing Company (The)	19	$1,427
Precision Castparts Corp.	354	58,163

		59,590

Apparel, Accessories & Luxury Goods – 0.6%
Under Armour, Inc., Class A (A)	86	8,125

Application Software – 3.1%
Intuit Inc.	720	42,756

Asset Management & Custody Banks – 1.9%
T. Rowe Price Group, Inc.	412	25,944

Auto Parts & Equipment – 1.2%
BorgWarner Inc. (A)	255	16,706

Automotive Retail – 3.5%
AutoZone, Inc. (A)	109	39,874
O’Reilly Automotive, Inc. (A)	110	9,190

		49,064

Broadcasting – 3.8%
CBS Corporation, Class B	1,609	52,736

Casinos & Gaming – 3.8%
Las Vegas Sands, Inc.	730	31,761
Wynn Resorts, Limited	203	21,055

		52,816

Communications Equipment – 1.4%
QUALCOMM Incorporated	346	19,288

Computer Hardware – 10.4%
Apple Inc. (A)	248	145,065

Data Processing & Outsourced Services – 8.7%
MasterCard Incorporated, Class A	150	64,300
Visa Inc., Class A	456	56,326

		120,626

Distillers & Vintners – 1.3%
Beam Inc.	288	18,010

Environmental & Facilities Services – 0.2%
Stericycle, Inc. (A)	35	3,172

Fertilizers & Agricultural Chemicals – 3.6%
Monsanto Company	610	50,487

Footwear – 0.7%
NIKE, Inc., Class B	105	9,217

Health Care Equipment – 2.6%
Intuitive Surgical, Inc. (A)	64	35,664

Hotels, Resorts & Cruise Lines – 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	25	1,310

Household Products – 0.3%
Colgate-Palmolive Company	45	4,705

Industrial Conglomerates – 0.0%
Danaher Corporation	11	573

Industrial Gases – 1.8%
Praxair, Inc.	223	24,269

Internet Retail – 1.8%
Amazon.com, Inc. (A)	108	24,730

Internet Software & Services – 1.8%
Facebook, Inc., Class A (A)	86	2,667
Google Inc., Class A (A)	39	22,391

		25,058

IT Consulting & Other Services – 2.2%
Cognizant Technology Solutions Corporation, Class A (A)	518	31,080

Life Sciences Tools & Services – 0.3%
Mettler-Toledo International Inc. (A)	25	3,927

Managed Health Care – 1.1%
UnitedHealth Group Incorporated	256	14,953

Motorcycle Manufacturers – 0.7%
Harley-Davidson, Inc.	204	9,343

Oil & Gas Equipment & Services – 6.7%
National Oilwell Varco, Inc.	735	47,344
Schlumberger Limited	701	45,509

		92,853

Packaged Foods & Meats – 1.8%
Mead Johnson Nutrition Company	305	24,550

Personal Products – 1.7%
Estee Lauder Companies Inc. (The), Class A	430	23,255

Pharmaceuticals – 3.6%
Allergan, Inc.	555	51,413

Railroads – 1.3%
Kansas City Southern	261	18,162

Restaurants – 7.3%
McDonald’s Corporation	228	20,176
Starbucks Corporation	1,268	67,627
YUM! Brands, Inc.	220	14,185

		101,988

Semiconductor Equipment – 0.0%
Lam Research Corporation (A)	7	276

Semiconductors – 2.7%
Altera Corporation	407	13,763
Broadcom Corporation, Class A	119	4,012
Microchip Technology Incorporated	574	18,971

		36,746

Soft Drinks – 2.0%
Coca-Cola Company (The)	358	27,969

Systems Software – 1.6%
Oracle Corporation	310	9,219
VMware, Inc., Class A (A)	144	13,101

		22,320

Tobacco – 3.8%
Philip Morris International Inc.	598	52,181

TOTAL COMMON STOCKS – 93.8%		$1,300,927
(Cost: $969,454)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.2%
ConAgra Foods, Inc., 0.300%, 7–5–12 (B)	$5,000	5,000
Corporacion Andina de Fomento, 0.230%, 7–16–12 (B)	10,700	10,699
CVS Caremark Corporation, 0.360%, 7–2–12 (B)	10,000	10,000
Danaher Corporation, 0.140%, 7–10–12 (B)	4,000	4,000
E.I. du Pont de Nemours and Company, 0.200%, 8–2–12 (B)	8,585	8,583
Kellogg Co., 0.220%, 7–9–12 (B)	8,000	8,000
L’Air Liquide S.A., 0.200%, 7–16–12 (B)	7,000	6,999
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.140%, 7–23–12 (B)	1,500	1,500
Wisconsin Electric Power Co., 0.160%, 7–2–12 (B)	3,153	3,153

		57,934

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (C)	3,371	3,371

Municipal Obligations – Taxable – 0.3%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.160%, 7–3–12 (C)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 4.7%		$65,305
(Cost: $65,305)

TOTAL INVESTMENT SECURITIES – 98.5%		$1,366,232
(Cost: $1,034,759)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		20,401

NET ASSETS – 100.0%		$1,386,633

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,300,927	$—	$—
Short-Term Securities	—	65,305	—
Total	$1,300,927	$65,305	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,034,759

Gross unrealized appreciation	341,900
Gross unrealized depreciation	(10,427)

Net unrealized appreciation	$331,473

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.9%
Bombardier Inc., 7.500%, 3–15–18 (A)	$12,875	14,114

Apparel Retail – 1.9%
Limited Brands, Inc., 8.500%, 6–15–19	13,000	15,274
LVMH Moet Hennessy Louis Vuitton, 1.625%, 6–29–17 (A)	15,000	15,003

		30,277

Apparel, Accessories & Luxury Goods – 0.3%
V.F. Corporation, 1.217%, 8–23–13 (B)	4,000	4,000

Asset Management & Custody Banks – 0.1%
State Street Corporation, 4.300%, 5–30–14	2,000	2,130

Automobile Manufacturers – 0.7%
Volkswagen International Finance N.V., 1.625%, 3–22–15 (A)	10,606	10,644

Banking – 0.3%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	5,000	5,033

Biotechnology – 0.8%
Amgen Inc., 2.125%, 5–15–17	12,000	12,146

Brewers – 1.9%
Anheuser–Busch InBev Worldwide Inc.:
5.375%, 11–15–14	9,500	10,474
4.125%, 1–15–15	5,000	5,389
SABMiller Holdings Inc., 2.450%, 1–15–17 (A)	12,000	12,375

		28,238

Broadcasting – 1.6%
CBS Corporation, 8.200%, 5–15–14	12,015	13,603
NBC Universal, Inc., 3.650%, 4–30–15	12,375	13,149

		26,752

Cable & Satellite – 1.5%
Comcast Corporation, 4.950%, 6–15–16	3,500	3,931
DIRECTV Holdings LLC, 2.400%, 3–15–17	6,000	6,042
Time Warner Cable Inc., 3.500%, 2–1–15	12,000	12,694

		22,667

Coal & Consumable Fuels – 1.1%
Joy Global Inc., 6.000%, 11–15–16	14,900	17,034

Computer & Electronics Retail – 0.7%
Best Buy Co., Inc., 6.750%, 7–15–13	11,030	11,497

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc., 1.375%, 5–27–14	10,000	10,129

Consumer Finance – 3.3%
American Express Company, 7.250%, 5–20–14	4,000	4,436
American Express Credit Corporation, 2.750%, 9–15–15	11,000	11,480
Capital One Financial Corporation:
7.375%, 5–23–14	2,000	2,197
2.125%, 7–15–14	6,500	6,556
Ford Motor Credit Company LLC, 3.875%, 1–15–15	14,000	14,420
Penske Truck Leasing Co., LP and PTL Finance Corp., 3.750%, 5–11–17 (A)	7,000	7,058
USAA Capital Corporation, 1.050%, 9–30–14 (A)	4,000	3,986

		50,133

Data Processing & Outsourced Services – 1.9%
Fidelity National Financial, Inc., 6.600%, 5–15–17	12,215	13,201
Western Union Company (The), 6.500%, 2–26–14	15,800	17,221

		30,422

Distillers & Vintners – 1.0%
Diageo Capital plc, 5.750%, 10–23–17	13,500	16,236

Diversified Banks – 3.1%
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	10,475	10,597
Barclays Bank plc:
2.500%, 1–23–13	5,000	5,037
2.375%, 1–13–14	4,000	4,010
HSBC Bank plc, 3.100%, 5–24–16 (A)	6,000	6,198
U.S. Bancorp, 2.200%, 11–15–16	10,000	10,318
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,712

		47,872

Diversified Chemicals – 1.8%
Dow Chemical Company (The), 5.900%, 2–15–15	14,025	15,642
E.I. du Pont de Nemours and Company, 2.750%, 4–1–16	11,500	12,223

		27,865

Diversified Metals & Mining – 2.3%
BHP Billiton Finance (USA) Limited, 7.250%, 3–1–16	6,000	7,232
BHP Billiton plc and BHP Billiton Limited, 5.250%, 12–15–15	8,023	9,151
Rio Tinto Finance (USA) Limited:
8.950%, 5–1–14	5,000	5,710
2.250%, 9–20–16	12,500	12,927

		35,020

Drug Retail – 1.1%
CVS Caremark Corporation, 3.250%, 5–18–15	10,225	10,765
Walgreen Co., 4.875%, 8–1–13	6,000	6,266

		17,031

Electric Utilities – 0.8%
Great Plains Energy Incorporated, 2.750%, 8–15–13	12,605	12,790

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc., 7.750%, 7–15–16	11,290	12,871

Environmental & Facilities Services – 1.2%
Waste Management, Inc.:
6.375%, 3–11–15	1,505	1,693
2.600%, 9–1–16	5,000	5,133
6.100%, 3–15–18	11,275	13,388

		20,214

Forest Products – 1.0%
Georgia–Pacific, LLC, 8.250%, 5–1–16 (A)	14,750	16,248

Health Care Equipment – 0.8%
Stryker Corporation, 2.000%, 9–30–16	11,575	11,864

Health Care Services – 1.9%
Medco Health Solutions, Inc., 2.750%, 9–15–15	15,000	15,427
Quest Diagnostics Incorporated, 3.200%, 4–1–16	14,000	14,648

		30,075

Health Care Supplies – 0.3%
DENTSPLY International Inc., 2.750%, 8–15–16	4,000	4,068

Independent Finance – 0.4%
John Deere Capital Corporation, 0.950%, 6–29–15	6,784	6,796

Industrial Conglomerates – 0.8%
General Electric Capital Corporation, 2.950%, 5–9–16	12,000	12,388

Industrial Machinery – 0.2%
Illinois Tool Works Inc., 5.150%, 4–1–14	2,335	2,512

Integrated Oil & Gas – 1.4%
Chevron Corporation, 3.950%, 3–3–14	5,000	5,275
ConocoPhillips, 4.600%, 1–15–15	5,500	6,022
Petro–Canada, 4.000%, 7–15–13	9,500	9,791

		21,088

Integrated Telecommunication Services – 1.7%
AT&T Inc., 2.400%, 8–15–16	5,500	5,716
Deutsche Telekom International Finance B.V., 4.875%, 7–8–14	4,000	4,253
Verizon Communications Inc., 3.000%, 4–1–16	16,000	17,013

		26,982

Internet Software & Services – 0.1%
British Telecommunications plc, 5.150%, 1–15–13	1,000	1,022

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The):
3.700%, 8–1–15	7,000	7,063
3.625%, 2–7–16	3,000	3,001
Morgan Stanley, 4.100%, 1–26–15	12,000	11,934

		21,998

Life & Health Insurance – 1.3%
Metropolitan Life Global Funding I:
5.125%, 6–10–14 (A)	3,500	3,754
1.700%, 6–29–15 (A)	8,480	8,487
2.500%, 9–29–15 (A)	8,000	8,201

		20,442

Movies & Entertainment – 0.7%
Viacom Inc., 4.375%, 9–15–14	9,495	10,165

Oil & Gas Equipment & Services – 0.4%
Schlumberger Norge A.S. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	3,000	3,076

Schlumberger S.A. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	3,000	3,075

		6,151

Oil & Gas Exploration & Production – 1.6%
EOG Resources, Inc., 2.500%, 2–1–16	6,000	6,248
Petrohawk Energy Corporation, 7.250%, 8–15–18	16,000	18,001

		24,249

Oil & Gas Storage & Transportation – 1.0%
DCP Midstream Operating, LP, 3.250%, 10–1–15	5,500	5,585
DCP Midstream, LLC, 9.700%, 12–1–13 (A)	4,500	4,947
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	5,270	5,638

		16,170

Other Diversified Financial Services – 3.0%
Bank of America Corporation:
3.625%, 3–17–16	6,000	6,030
6.500%, 8–1–16	5,000	5,493
ING Bank NV, 2.375%, 6–9–14 (A)	12,500	12,404
JPMorgan Chase & Co.:
4.650%, 6–1–14	5,000	5,265
3.700%, 1–20–15	6,850	7,146
3.150%, 7–5–16	10,000	10,288

		46,626

Packaged Foods & Meats – 1.0%
H.J. Heinz Company, 2.000%, 9–12–16	3,000	3,080
Kraft Foods Inc., 4.125%, 2–9–16	12,000	13,071

		16,151

Pharmaceuticals – 0.8%
Eli Lilly and Company, 4.200%, 3–6–14	5,775	6,126
Merck & Co., Inc., 4.000%, 6–30–15	2,000	2,182
Novartis Capital Corporation, 4.125%, 2–10–14	2,000	2,112
Roche Holdings Ltd, 5.000%, 3–1–14 (A)	2,562	2,734

		13,154

Property & Casualty Insurance – 0.4%
Berkshire Hathaway Inc.:
2.200%, 8–15–16	2,650	2,758
1.900%, 1–31–17	4,000	4,081

		6,839

Regional Banks – 0.8%
PNC Funding Corp, 4.250%, 9–21–15	11,775	12,798

Restaurants – 1.1%
YUM! Brands, Inc.:
4.250%, 9–15–15	7,425	8,040
6.250%, 3–15–18	7,500	8,892

		16,932

Semiconductors – 0.7%
Broadcom Corporation, 1.500%, 11–1–13	10,000	10,124

Soft Drinks – 1.0%
Bottling Group, LLC, 6.950%, 3–15–14	2,000	2,210
Coca–Cola Company (The), 3.625%, 3–15–14	4,200	4,414
Coca–Cola Enterprises Inc., 4.250%, 3–1–15	3,000	3,261
PepsiCo, Inc., 0.800%, 8–25–14	5,650	5,672

		15,557

Specialty Chemicals – 0.8%
Lubrizol Corporation (The), 5.500%, 10–1–14	10,566	11,683

Systems Software – 1.1%
CA, Inc., 6.125%, 12–1–14	15,267	16,734

Wireless Telecommunication Service – 2.3%
America Movil, S.A.B. de C.V.:
3.625%, 3–30–15	13,478	14,337
2.375%, 9–8–16	4,000	4,105
American Tower Corporation:
4.625%, 4–1–15	5,280	5,590
5.900%, 11–1–21	9,500	10,579

		34,611

TOTAL CORPORATE DEBT SECURITIES – 57.8%		$898,542
(Cost: $871,913)

MUNICIPAL BONDS – TAXABLE
Georgia – 0.1%
Hosp Auth of Savannah, Rev Bonds, St. Joseph’s/Candler Hlth Sys, Inc., Ser 1998C, 6.625%, 7–1–18	1,605	$1,710

Hawaii – 0.3%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8–1–13	515	525
2.498%, 8–1–14	1,240	1,295
3.335%, 8–1–16	3,100	3,401

		5,221

Nebraska – 0.4%
NE Pub Power Dist, General Rev Bonds, Ser 2008A, 5.140%, 1–1–14	6,150	6,523

North Carolina – 0.2%
Charlotte-Mecklenburg Hosp Auth, Spl Oblig Bonds, Ser 2003, 5.000%, 8–1–13	3,465	3,505

Rhode Island – 0.5%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A, 5.050%, 10–1–14	5,185	5,685

TOTAL MUNICIPAL BONDS – TAXABLE – 1.5%		$22,644
(Cost: $21,436)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.6%
Federal Home Loan Bank:
2.375%, 3–14–14	7,000	7,238
3.500%, 3–22–16	11,000	11,244
Federal National Mortgage Association:
1.250%, 8–6–15	12,000	12,006
2.000%, 12–30–15	10,000	10,501
3.000%, 11–14–18	15,000	15,474
2.700%, 3–28–22	15,000	15,085

		71,548

Mortgage-Backed Obligations – 13.0%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2–15–23	2,328	2,382
5.000%, 9–15–34	2,282	2,385
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 2.500%, 12–15–41	16,601	16,942
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4–1–20	1,745	1,911
4.500%, 10–1–20	1,729	1,849
3.500%, 11–1–20	11,735	12,350
5.500%, 12–1–24	4,644	5,038

4.500%, 6–15–27	3,732	3,876
4.500%, 5–15–32	7,000	7,373
6.000%, 11–1–36	786	864
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	2,415	2,587
5.000%, 11–25–17	4,545	4,871
5.500%, 12–25–17	4,883	5,312
5.000%, 12–15–34	3,539	3,829
4.500%, 3–25–37	3,814	3,963
5.500%, 4–25–37	3,982	4,378
4.000%, 3–25–39	2,105	2,185
4.000%, 5–25–39	7,136	7,659
3.000%, 11–25–39	8,181	8,435
4.500%, 6–25–40	6,700	7,174
2.500%, 9–20–40	13,323	13,828
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	5,322	5,754
5.000%, 5–1–19	2,316	2,508
4.500%, 9–1–19	4,282	4,593
5.500%, 10–1–21	7,225	7,915
5.500%, 2–1–22	4,125	4,519
6.000%, 6–1–22	2,616	2,876
5.000%, 10–1–24	5,267	5,682
5.000%, 4–1–25	4,536	4,893
3.500%, 8–1–26	13,610	14,583
5.000%, 6–25–32	746	763
6.000%, 7–1–38	1,962	2,157
Government National Mortgage Association Agency REMIC/CMO:
4.000%, 10–16–32	5,885	6,093
5.000%, 4–16–39	2,525	2,756
2.000%, 3–16–42	16,609	16,815

		201,098

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 17.6%		$272,646
(Cost: $268,015)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 13.5%
United States Treasury Notes:
2.375%, 8–31–14	10,000	10,437
2.375%, 2–28–15	10,000	10,525
2.500%, 4–30–15	35,000	37,054
2.125%, 5–31–15	25,000	26,229
1.750%, 5–31–16	26,000	27,194
1.500%, 7–31–16	30,000	31,095
1.500%, 8–31–18	65,000	67,106

		209,640

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.5%		$209,640
(Cost: $202,287)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.9%
Banco del Estado de Chile:
0.250%, 7–30–12	$4,656	4,656
0.350%, 8–17–12	10,000	10,000

		14,656

Commercial Paper – 7.0%
Citigroup Funding Inc., 0.400%, 7–2–12 (C)	2,733	2,733
Colgate–Palmolive Company, 0.080%, 7–12–12 (C)	6,000	6,000
Corporacion Andina de Fomento, 0.230%, 7–16–12 (C)	5,000	4,999
CVS Caremark Corporation, 0.360%, 7–2–12 (C)	10,000	10,000
Ecolab Inc., 0.380%, 7–16–12 (C)	7,500	7,499
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.): 0.290%, 7–23–12 (C)	15,000	14,998
0.270%, 7–25–12 (C)	9,000	8,998

John Deere Capital Corporation, 0.150%, 7–20–12 (C)	10,000	9,999
Kellogg Co., 0.180%, 7–5–12 (C)	4,000	4,000
Kroger Co. (The), 0.380%, 7–5–12 (C)	5,000	5,000
L’Air Liquide S.A., 0.200%, 7–16–12 (C)	10,000	9,999
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia), 0.190%, 8–15–12 (C)	4,000	3,999
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.160%, 8–13–12 (C)	10,000	9,998
Wisconsin Electric Power Co., 0.210%, 7–11–12 (C)	10,000	9,999

		108,221

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (D)	2,778	2,778

Municipal Obligations – Taxable – 0.2%
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1, 0.200%, 7–5–12 (D)	2,843	2,843

TOTAL SHORT-TERM SECURITIES – 8.3%		$128,498
(Cost: $128,498)

TOTAL INVESTMENT SECURITIES – 98.7%		$1,531,970
(Cost: $1,492,149)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		19,864

NET ASSETS – 100.0%		$1,551,834

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$898,542	$—
Municipal Bonds	—	22,644	—
United States Government Agency Obligations	—	272,646	—
United States Government Obligations	—	209,640	—
Short-Term Securities	—	128,498	—
Total	$—	$1,531,970	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $137,942 or 8.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(C)	Rate shown is the yield to maturity at June 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,492,149

Gross unrealized appreciation	40,434
Gross unrealized depreciation	(613)

Net unrealized appreciation	$39,821

SCHEDULE OF INVESTMENTS
Ivy Managed European/Pacific Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	905	$19,669
Ivy Pacific Opportunities Fund, Class I	4,251	56,492

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$76,161
(Cost: $70,413)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (A)	$335	335

(Cost: $335)

TOTAL INVESTMENT SECURITIES – 100.0%		$76,496
(Cost: $70,748)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(9)

NET ASSETS – 100.0%		$76,487

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$76,161	$—	$—
Short-Term Securities	—	335	—
Total	$76,161	$335	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$70,748

Gross unrealized appreciation	5,748
Gross unrealized depreciation	—

Net unrealized appreciation	$5,748

SCHEDULE OF INVESTMENTS
Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	1,291	$28,068
Ivy International Balanced Fund, Class I	2,685	36,898
Ivy International Core Equity Fund, Class I	2,530	35,549
Ivy International Growth Fund, Class I	587	18,661
Ivy Pacific Opportunities Fund, Class I	4,718	62,707

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$181,883
(Cost: $179,114)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (A)	$336	$336

(Cost: $336)

TOTAL INVESTMENT SECURITIES – 100.0%		$182,219
(Cost: $179,450)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		30

NET ASSETS – 100.0%		$182,249

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$181,883	$—	$—
Short-Term Securities	—	336	—
Total	$181,883	$336	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$179,450

Gross unrealized appreciation	6,885
Gross unrealized depreciation	(4,116)

Net unrealized appreciation	$2,769

SCHEDULE OF INVESTMENTS
Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.2%
Acquity Group Ltd, ADR (A)	18	$180

Air Freight & Logistics – 0.9%
Pacer International, Inc. (A)	126	681

Apparel Retail – 1.8%
bebe stores, inc.	83	488
Francesca’s Holdings Corporation (A)	31	846
Tilly’s Inc. (A)	5	83

		1,417

Apparel, Accessories & Luxury Goods – 1.3%
Movado Group, Inc.	40	988

Application Software – 4.6%
Callidus Software Inc. (A)	179	890
Ellie Mae, Inc. (A)	13	241
Exa Corporation (A)	33	354
Kenexa Corporation (A)	31	895
NetQin Mobile Inc., ADR (A)	36	296
Tangoe, Inc. (A)	41	878

		3,554

Asset Management & Custody Banks – 0.7%
Internet Capital Group, Inc. (A)	56	520

Auto Parts & Equipment – 0.9%
Amerigon Incorporated (A)	58	661

Automotive Retail – 0.7%
America’s Car-Mart, Inc. (A)	14	532

Biotechnology – 4.2%
Achillion Pharmaceuticals, Inc. (A)	115	712
ArQule, Inc. (A)	42	247
Clovis Oncology, Inc. (A)	48	1,046
NewLink Genetics Corporation (A)	41	613
Synergy Pharmaceuticals Inc. (A)	133	632

		3,250

Casinos & Gaming – 1.3%
Multimedia Games Holding Company, Inc. (A)	69	963

Commercial Printing – 1.6%
InnerWorkings, Inc. (A)	93	1,254

Communications Equipment – 3.2%
Ixia (A)	47	559
Procera Networks, Inc. (A)	78	1,886

		2,445

Computer Storage & Peripherals – 1.4%
Datalink Corporation (A)	40	379
OCZ Technology Group, Inc. (A)	138	730

		1,109

Construction & Farm Machinery & Heavy Trucks – 1.4%
Commercial Vehicle Group, Inc. (A)	46	398
Wabash National Corporation (A)	104	691

		1,089

Consumer Electronics – 0.8%
Skullcandy, Inc. (A)	41	584

Consumer Finance – 1.6%
NetSpend Holdings, Inc. (A)	69	635
Regional Management Corp. (A)	37	600

		1,235

Electronic Equipment & Instruments – 1.3%
FARO Technologies, Inc. (A)	24	993

Electronic Manufacturing Services – 0.5%
Fabrinet (A)	31	384

Fertilizers & Agricultural Chemicals – 1.3%
American Vanguard Corporation	39	1,029

Food Distributors – 0.9%
Chefs’ Warehouse Holdings, LLC (The) (A)	36	655

General Merchandise Stores – 1.1%
Gordmans Stores, Inc. (A)	50	823

Health Care Equipment – 2.2%
ABIOMED, Inc. (A)	48	1,086
Rockwell Medical, Inc. (A)	67	623

		1,709

Health Care Supplies – 5.4%
Quidel Corporation (A)	83	1,298
Spectranetics Corporation (The) (A)	158	1,809
STAAR Surgical Company (A)	72	560
Synergetics USA, Inc. (A)	103	459

		4,126

Health Care Technology – 2.9%
Greenway Medical Technologies, Inc. (A)	26	416
HealthStream, Inc. (A)	47	1,219
Vocera Communications, Inc. (A)	23	611

		2,246

Homebuilding – 1.2%
M/I Homes, Inc. (A)	52	904

Homefurnishing Retail – 0.7%
Kirkland’s, Inc. (A)	46	522

Human Resource & Employment Services – 2.4%
On Assignment, Inc. (A)	77	1,232
WageWorks, Inc. (A)	40	601

		1,833

Internet Software & Services – 11.0%
Bazaarvoice, Inc. (A)	9	155
Boingo Wireless, Inc. (A)	60	691
Brightcove Inc. (A)	43	659
Envestnet, Inc. (A)	55	658
Liquidity Services, Inc. (A)	17	865
Responsys, Inc. (A)	42	511
SciQuest, Inc. (A)	42	745
SPS Commerce, Inc. (A)	54	1,651
Vocus, Inc. (A)	34	632
Web.com Group, Inc. (A)	48	870
Zillow, Inc. (A)	25	947

		8,384

IT Consulting & Other Services – 1.2%
InterXion Holding N.V. (A)	26	464
Virtusa Corporation (A)	32	423

		887

Leisure Facilities – 0.8%
Town Sports International Holdings, Inc. (A)	45	599

Leisure Products – 1.8%
Arctic Cat Inc. (A)	24	878
Black Diamond, Inc. (A)	54	512

		1,390

Managed Health Care – 0.8%
Molina Healthcare, Inc. (A)	26	598

Movies & Entertainment – 1.4%
Rentrak Corporation (A)	54	1,111

Oil & Gas Drilling – 0.9%
Pioneer Drilling Company (A)	90	715

Oil & Gas Equipment & Services – 1.7%
Basic Energy Services, Inc. (A)	52	539
RigNet, Inc. (A)	45	774

		1,313

Oil & Gas Exploration & Production – 1.4%
Callon Petroleum Company (A)	161	686
Triangle Petroleum Corporation (A)	70	393

		1,079

Pharmaceuticals – 5.7%
NuPathe Inc. (A)	60	240
Obagi Medical Products, Inc. (A)	78	1,188
Omeros Corporation (A)	77	770
Pacira Pharmaceuticals, Inc. (A)	82	1,315
SciClone Pharmaceuticals, Inc. (A)	130	908

		4,421

Railroads – 1.9%
RailAmerica, Inc. (A)	60	1,454

Research & Consulting Services – 1.3%
Mistras Group, Inc. (A)	39	1,033

Restaurants – 2.2%
Bravo Brio Restaurant Group, Inc. (A)	28	503
Caribou Coffee Company, Inc. (A)	47	600
Red Robin Gourmet Burgers, Inc. (A)	21	651

		1,754

Semiconductor Equipment – 1.5%
CVD Equipment Corporation (A)	42	535
Nanometrics Incorporated (A)	41	625

		1,160

Semiconductors – 1.3%
BCD Semiconductor Manufacturing Limited, ADR (A)	50	215
MagnaChip Semiconductor Corporation (A)	34	324
RDA Microelectronics, Inc., ADR (A)	46	465

		1,004

Specialty Chemicals – 1.2%
ADA-ES, Inc. (A)	38	959

Steel – 0.9%
Universal Stainless & Alloy Products, Inc. (A)	16	662

Systems Software – 3.0%
Allot Communications Ltd. (A)	32	902
Imperva, Inc. (A)	16	464
Infolox Inc. (A)	26	592
Proofpoint, Inc. (A)	21	351

		2,309

Trading Companies & Distributors – 2.4%
DXP Enterprises, Inc. (A)	44	1,813

Trucking – 4.1%
Celadon Group, Inc.	74	1,204
Marten Transport, Ltd.	44	929
Roadrunner Transportation Systems, Inc. (A)	42	714
Vitran Corporation Inc., Class A (A)	57	344

		3,191

TOTAL COMMON STOCKS – 93.0%		$71,522
(Cost: $56,606)

INVESTMENT FUNDS
Registered Investment Companies – 1.0%
iShares Russell 2000 Growth Index Fund	8	768

TOTAL INVESTMENT FUNDS – 1.0%		$768
(Cost: $791)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.6%
Citigroup Funding Inc.,
0.400%, 7-2-12 (B)	$3,559	3,559

Master Note – 3.1%
Toyota Motor Credit Corporation,
0.136%, 7-2-12 (C)	2,375	2,375

TOTAL SHORT-TERM SECURITIES – 7.7%		$5,934
(Cost: $5,934)

TOTAL INVESTMENT SECURITIES – 101.7%		$78,224
(Cost: $63,331)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7%)		(1,273)

NET ASSETS – 100.0%		$76,951

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$71,522	$—	$—
Investment Funds	768	—	—
Short-Term Securities	—	5,934	—
Total	$72,290	$5,934	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$63,331

Gross unrealized appreciation	17,892
Gross unrealized depreciation	(2,999)

Net unrealized appreciation	$14,893

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.7%
Expeditors International of Washington, Inc.	978	$37,899

Apparel, Accessories & Luxury Goods – 3.0%
Burberry Group plc (A)	1,096	22,824
Michael Kors Holdings Limited (B)	339	14,177
Under Armour, Inc., Class A (B)	303	28,625
Vera Bradley, Inc. (B)	180	3,801

		69,427

Application Software – 3.5%
ANSYS, Inc. (B)	541	34,127
Solera Holdings, Inc. (C)	789	32,963
Ultimate Software Group, Inc. (The) (B)	144	12,832

		79,922

Asset Management & Custody Banks – 2.8%
Northern Trust Corporation	1,128	51,911
Oaktree Capital Group, LLC	324	11,462

		63,373

Automotive Retail – 2.7%
CarMax, Inc. (B)	2,347	60,886

Brewers – 1.1%
Boston Beer Company, Inc. (The), Class A (B)	205	24,787

Building Products – 2.2%
Fortune Brands Home & Security, Inc. (B)	2,243	49,945

Communications Equipment – 3.4%
Acme Packet, Inc. (B)	270	5,045
Aruba Networks, Inc. (B)	1,806	27,187
F5 Networks, Inc. (B)	272	27,082
Riverbed Technology, Inc. (B)	976	15,759
Ubiquiti Networks, Inc. (B)	188	2,685

		77,758

Construction Materials – 2.0%
Martin Marietta Materials, Inc.	578	45,554

Consumer Electronics – 2.6%
Harman International Industries, Incorporated	1,079	42,708
Skullcandy, Inc. (B)	1,198	16,947

		59,655

Data Processing & Outsourced Services – 4.3%
Fiserv, Inc. (B)	622	44,899
Vantiv, Inc., Class A (B)	2,263	52,700

		97,599

Department Stores – 1.1%
Nordstrom, Inc.	511	25,409

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	241	23,377

Distributors – 1.0%
LKQ Corporation (B)	650	21,700

Electrical Components & Equipment – 3.8%
Acuity Brands, Inc.	300	15,296
Polypore International, Inc. (B)	1,222	49,344
Roper Industries, Inc.	224	22,057

		86,697

Electronic Manufacturing Services – 2.1%
Trimble Navigation Limited (B)	1,030	47,372

Environmental & Facilities Services – 1.3%
Stericycle, Inc. (B)	322	29,527

Food Retail – 1.3%
Whole Foods Market, Inc.	310	29,544

Health Care Distributors – 2.0%
Henry Schein, Inc. (B)	578	45,336

Health Care Equipment – 5.2%
IDEXX Laboratories, Inc. (B)	238	22,922
Intuitive Surgical, Inc. (B)	51	28,354
Varian Medical Systems, Inc. (B)	1,124	68,309

		119,585

Hotels, Resorts & Cruise Lines – 2.3%
Wyndham Worldwide Corporation	1,001	52,766

Household Products – 1.3%
Church & Dwight Co Inc.	538	29,862

Industrial Gases – 0.7%
Airgas, Inc.	203	17,020

Industrial Machinery – 4.3%
IDEX Corporation	1,107	43,156
Pall Corp	1,008	55,228

		98,384

Internet Retail – 1.0%
Netflix, Inc. (B)(C)	346	23,677

Internet Software & Services – 0.9%
DealerTrack Holdings, Inc. (B)	680	20,482

Investment Banking & Brokerage – 1.4%
Greenhill & Co., Inc.	881	31,390

IT Consulting & Other Services – 1.8%
Teradata Corporation (B)	559	40,221

Life Sciences Tools & Services – 2.9%
Agilent Technologies, Inc.	784	30,756
Mettler-Toledo International Inc. (B)	221	34,365

		65,121

Oil & Gas Drilling – 1.2%
Patterson-UTI Energy, Inc.	1,819	26,483

Oil & Gas Equipment & Services – 2.1%
Dresser-Rand Group Inc. (B)	544	24,237
Dril-Quip, Inc. (B)	367	24,045

		48,282

Oil & Gas Exploration & Production – 2.8%
Cabot Oil & Gas Corporation	160	6,296
Continental Resources, Inc. (B)	369	24,613
Southwestern Energy Company (B)	174	5,551
Ultra Petroleum Corp. (B)	1,189	27,435

		63,895

Packaged Foods & Meats – 1.5%
Mead Johnson Nutrition Company	410	32,994

Real Estate Services – 1.4%
CB Richard Ellis Group, Inc. (B)	2,011	32,893

Regional Banks – 5.0%
First Republic Bank (B)	1,365	45,850
Huntington Bancshares Incorporated	3,486	22,309
Signature Bank (B)	763	46,535
UMB Financial Corporation	1	51

		114,745

Restaurants – 0.4%
Dunkin’ Brands Group, Inc.	297	10,197

Semiconductor Equipment – 2.0%
Lam Research Corporation (B)	1,229	46,388

Semiconductors – 4.5%
ARM Holdings plc, ADR	1,011	24,043
Cavium Inc. (B)	1,028	28,778
Microchip Technology Incorporated	1,582	52,324

		105,145

Specialty Stores – 3.8%
PetSmart, Inc.	597	40,707
Ulta Salon, Cosmetics & Fragrance, Inc.	457	42,721

		83,428

Systems Software – 1.6%
MICROS Systems, Inc. (B)	338	17,322
Red Hat, Inc. (B)	334	18,889
ServiceNow, Inc. (B)	46	1,127

		37,338

Trading Companies & Distributors – 2.2%
Fastenal Company	1,237	49,843

TOTAL COMMON STOCKS – 93.2%		$2,125,906
(Cost: $2,052,518)

SHORT-TERM SECURITIES	Principal	Value

Certificate Of Deposit – 0.1%
Banco del Estado de Chile,
0.250%, 7–30–12	$2,257	2,257

Commercial Paper – 6.4%
Baxter International Inc.,
0.240%, 7–11–12 (D)	7,002	7,001
ConAgra Foods, Inc.,
0.300%, 7–5–12 (D)	10,000	10,000
Corporacion Andina de Fomento,
0.280%, 8–23–12 (D)	19,700	19,691
CVS Caremark Corporation,
0.360%, 7–2–12 (D)	10,000	10,000
Danaher Corporation:
0.140%, 7–10–12 (D)	6,000	6,000
0.170%, 7–19–12 (D)	6,800	6,799
E.I. du Pont de Nemours and Company:
0.150%, 7–11–12 (D)	6,000	6,000
0.200%, 8–2–12 (D)	6,000	5,999
General Mills, Inc,
0.210%, 7–27–12 (D)	2,500	2,500
Google Inc.,
0.110%, 7–9–12 (D)	2,862	2,862
Harley-Davidson Funding Corp.,
0.390%, 7–26–12 (D)	3,900	3,899
Illinois Tool Works Inc.,
0.120%, 7–12–12 (D)	2,509	2,509
L’Air Liquide S.A.,
0.200%, 7–16–12 (D)	8,000	7,999
L’Oreal USA, Inc.,
0.160%, 7–26–12 (D)	5,200	5,199
Nestle Australia Ltd.,
0.150%, 8–3–12 (D)	11,500	11,498
PACCAR Financial Corp.,
0.160%, 8–1–12 (D)	5,500	5,499
St. Jude Medical, Inc.:
0.190%, 7–12–12 (D)	12,902	12,901
0.190%, 7–23–12 (D)	10,000	9,999

Wisconsin Electric Power Co.:
0.160%, 7–2–12 (D)	3,726	3,726
0.190%, 7–19–12 (D)	4,875	4,875

		144,956

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (E)	2,039	2,039

Municipal Obligations – Taxable – 0.6%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (E)	12,000	12,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1,
0.200%, 7–5–12 (E)	1,610	1,610

		13,610

Treasury Bills – 0.1%
United States Treasury Bills,
0.150%, 10–11–12	3,000	2,999

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (GTD by United States Government),
0.220%, 7–5–12 (E)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 7.5%		$169,861
(Cost: $169,861)

TOTAL INVESTMENT SECURITIES – 100.7%		$2,295,767
(Cost: $2,222,379)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(15,898)

NET ASSETS – 100.0%		$2,279,869

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,103,082	$22,824	$—
Short-Term Securities	—	169,861	—
Total	$2,103,082	$192,685	$—
Liabilities
Written Options	$919	$8,052	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

The following written options were outstanding at June 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Acme Packet, Inc.	Deutsche Bank AG	Put	878	July 2012	$23.00	$140	$(386)
Agilent Technologies, Inc.	Deutsche Bank AG	Put	2,755	July 2012	39.00	586	(267)
F5 Networks, Inc.	N/A	Put	661	August 2012	90.00	265	(225)
Ubiquiti Networks, Inc.	Morgan Stanley & Co., Inc.	Put	770	July 2012	29.00	833	(1,153)
	UBS AG	Put	769	July 2012	29.00	889	(1,151)
	Morgan Stanley & Co., Inc.	Put	1,044	July 2012	30.00	1,327	(1,655)
	UBS AG	Put	1,482	July 2012	30.00	1,874	(2,349)
	N/A	Put	438	July 2012	30.00	669	(694)
Vera Bradley, Inc.	Citibank N.A.	Put	68	July 2012	33.00	82	(81)
	Citibank N.A.	Put	781	July 2012	34.00	1,013	(1,010)
						$7,678	$(8,971)

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,222,379

Gross unrealized appreciation	226,669
Gross unrealized depreciation	(153,281)

Net unrealized appreciation	$73,388

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.350%, 8–10–12	$4,500	$4,500
0.785%, 9–10–12	2,490	2,490

Total Certificate Of Deposit – 3.3%		6,990
Commercial Paper
Baxter International Inc.:
0.290%, 7–9–12 (A)	2,000	2,000
0.240%, 7–11–12 (A)	998	998
0.270%, 7–12–12 (A)	5,600	5,599
Chicago Midway Intl Arpt Commercial Paper Notes, Ser 2006 C (GTD by JPMorgan Chase Bank, N.A.),
0.270%, 9–19–12 (A)	2,345	2,345
Corporacion Andina de Fomento:
0.280%, 7–2–12 (A)	4,700	4,700
0.230%, 7–16–12 (A)	885	885
0.170%, 7–18–12 (A)	2,123	2,123
0.280%, 8–23–12 (A)	2,500	2,499
Danaher Corporation,
0.140%, 7–10–12 (A)	3,663	3,663
E.I. du Pont de Nemours and Company,
0.200%, 8–2–12 (A)	1,700	1,700
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.170%, 7–11–12 (A)	2,013	2,013
River Fuel Funding Company #3, Inc. (GTD by Bank of New York (The)),
0.210%, 7–31–12 (A)	2,350	2,349
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia),
0.190%, 8–15–12 (A)	1,252	1,252
St. Jude Medical, Inc.:
0.190%, 7–12–12 (A)	2,536	2,536
0.200%, 7–16–12 (A)	1,820	1,820
0.190%, 7–23–12 (A)	5,000	4,999
Unilever Capital Corporation,
0.450%, 1–17–13 (A)	1,600	1,596
Wisconsin Electric Power Co.,
0.210%, 7–11–12 (A)	10,000	9,999

Total Commercial Paper – 25.0%		53,076
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.720%, 9–7–12 (B)	4,300	4,300
0.710%, 9–26–12 (B)	2,000	2,000
Banco del Estado de Chile,
1.090%, 9–24–12 (B)	3,000	3,000
Bank of America, N.A.,
0.820%, 7–20–12 (B)	4,900	4,900
BellSouth Corporation (GTD by AT&T Inc.),
3.920%, 4–26–13 (C)	7,000	7,186
Caterpillar Inc.,
0.567%, 11–21–12 (C)	2,250	2,252
General Electric Capital Corporation:
3.500%, 8–13–12	3,600	3,612
5.250%, 10–19–12	6,596	6,682
5.450%, 1–15–13	600	615
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.750%, 8–28–12 (B)	1,500	1,500

Kimberly-Clark Corporation,
4.028%, 12–19–12	7,300	7,423
Rabobank Nederland,
0.610%, 8–16–12 (B)	1,500	1,500
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.210%, 7–5–12 (B)	1,985	1,985
Toyota Motor Credit Corporation:
0.670%, 7–24–12 (B)	1,300	1,300
0.670%, 9–17–12 (B)	7,300	7,300
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 7–5–12 (B)	1,372	1,372

Total Notes – 26.9%		56,927

TOTAL CORPORATE OBLIGATIONS – 55.2%		$116,993
(Cost: $116,993)

MUNICIPAL OBLIGATIONS
Arizona – 0.2%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.180%, 7–5–12 (B)	412	412

California – 6.0%
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.150%, 7–2–12 (B)	1,790	1,790
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.160%, 7–5–12 (B)	2,800	2,800
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.160%, 7–5–12 (B)	3,165	3,165
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.130%, 7–2–12 (B)	2,000	2,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.150%, 7–5–12 (B)	2,915	2,915

		12,670

Colorado – 4.8%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.190%, 7–5–12 (B)	5,415	5,415
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.190%, 7–5–12 (B)	3,980	3,980

Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.180%, 7–5–12 (B)	475	475
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.),
0.500%, 7–5–12 (B)	250	250

		10,120

Georgia – 1.4%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GAPower Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company),
0.230%, 7–2–12 (B)	3,083	3,083

Illinois – 0.6%
IL Fin Auth, Var Rate Demand Rev Bonds (Provena Health), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.170%, 7–2–12 (B)	1,000	1,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase &Co.),
0.170%, 7–2–12 (B)	310	310

		1,310

Indiana – 2.4%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.),
0.170%, 7–5–12 (B)	5,000	5,000

Louisiana – 3.9%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–2–12 (B)	2,711	2,711
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–5–12 (B)	3,000	3,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.140%, 7–5–12 (B)	2,000	2,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.140%, 7–2–12 (B)	500	500

		8,211

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.190%, 7–5–12 (B)	1,915	1,915

Minnesota – 0.4%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A,
0.170%, 7–2–12 (B)	785	785

Mississippi – 7.4%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 7–5–12 (B)	4,925	4,925

MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.160%, 7–2–12 (B)	7,300	7,300
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.160%, 7–2–12 (B)	3,400	3,400

		15,625

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.240%, 7–5–12 (B)	950	950

New York – 0.9%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation),
0.210%, 7–5–12 (B)	2,000	2,000

Texas – 5.5%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.180%, 7–5–12 (B)	6,760	6,760
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–2–12 (B)	2,925	2,925
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–2–12 (B)	2,000	2,000

		11,685

Wisconsin – 2.7%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.240%, 7–5–12 (B)	3,095	3,095
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.),
0.180%, 7–5–12 (B)	770	770
WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (GTD by U.S. Bank, N.A.),
0.170%, 7–5–12 (B)	1,845	1,845

		5,710

Wyoming – 3.7%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.160%, 7–2–12 (B)	7,783	7,783

TOTAL MUNICIPAL OBLIGATIONS – 41.2%		$87,259
(Cost: $87,259)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills
United States Treasury Bills:
0.150%, 10–11–12	1,500	$1,500
0.140%, 12–13–12	1,000	999

Total Treasury Bills – 1.2%		2,499
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.180%, 7–5–12 (B)	1,684	1,684
0.180%, 7–5–12 (B)	1,000	1,000
0.500%, 12–9–12	985	985
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.720%, 7–16–12 (B)	1,199	1,199

Total United States Government Agency Obligations – 2.3%		4,868

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.5%		$7,367
(Cost: $7,367)

TOTAL INVESTMENT SECURITIES – 99.9%		$211,619
(Cost: $211,619)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		181

NET ASSETS – 100.0%		$211,800

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$116,993	$—
Municipal Obligations	—	87,259	—
United States Government Agency Obligations	—	7,367	—
Total	$—	$211,619	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Rate shown is the yield to maturity at June 30, 2012.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$211,619

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.6%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	$585
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009,
6.000%, 6–1–39	750	862
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	819

		2,266

Arizona – 1.8%
AZ Cert of Part, Ser 2010A,
5.250%, 10–1–26	1,000	1,126
Bullhead City, AZ, Bullhead Prkwy Impvt Dist, Impvt Bonds,
6.100%, 1–1–13	175	178
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	590
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	576

		2,470

Arkansas – 0.3%
AR Dev Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003D,
5.300%, 7–1–24	400	400

California – 10.7%
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	750	830
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	477
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	415	476
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	511
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011,
5.000%, 5–15–21	1,195	1,348
CA Various Purp GO Bonds:
5.000%, 2–1–22	495	520
5.250%, 9–1–26	1,500	1,730
5.250%, 10–1–29	500	554
6.500%, 4–1–33	1,000	1,207
6.000%, 11–1–39	500	584
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	563
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003B,
5.000%, 6–1–43	1,000	1,043

Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6–1–39	200	212
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009 F,
5.000%, 1–1–34	500	554
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	274
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	276
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	604
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A,
5.500%, 8–1–29	200	221
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	572
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	591
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	571
5.000%, 12–1–24	500	550
Trustees of the CA State Univ Syswide Rev Bonds, Ser 2002A:
5.500%, 11–1–15	250	254
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (A)	150	56
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	329

		14,907

Colorado – 3.7%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	549
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	579
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	475	510
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A,
5.500%, 11–1–29	400	411
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2,
6.500%, 8–1–31	240	252
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	500	545
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	649
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	517

Platte Valley Fire Protection District, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	313
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	876

		5,201

Connecticut – 0.3%
Capital City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	427

District Of Columbia – 1.8%
DC GO Rfdg Bonds, Ser 2008F,
5.000%, 6–1–19	1,000	1,178
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	859
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (A)	500	463

		2,500

Florida – 7.7%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	609
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	553
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1,
1.430%, 6–1–15	1,000	1,003
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	400	455
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	702
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	853
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003,
5.250%, 10–1–19	250	265
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	548
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	385	432
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	565
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	586
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B,
5.250%, 10–1–22	500	627
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C,
5.000%, 10–1–17	500	593
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	613
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012,
5.250%, 10–1–30	750	807
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	582

St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	549
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10–15–22	500	564

		10,906

Georgia – 0.9%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	500	566
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.250%, 7–1–31	130	111
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	607

		1,284

Hawaii – 0.8%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,157

Illinois – 3.1%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	225	214
5.700%, 5–1–36	250	247
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	570
Chicago GO Bonds, Proj and Rfdg, Ser 2004A,
5.250%, 1–1–21	250	265
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	200	222
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	551
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	609
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	455
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	1,250	1,279

		4,412

Indiana – 1.9%
East Chicago Elem Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1–15–16	155	156
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	500	526
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C,
5.000%, 7–1–17	500	577
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3–1–37	250	264
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007,
5.250%, 1–15–32	500	539
New Albany-Floyd Cnty Sch Bldg Corp, First Mtg Bonds, Ser 2002,
5.750%, 7–15–17	675	675

		2,737

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1-34	1,000	1,079

Kansas – 0.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	587
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2, 5.650%, 6–1–35	90	94
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6-1–21 (A)	400	275

		956

Kentucky – 2.4%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11-1-19	500	615
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	596
6.500%, 3–1–45	675	781
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	534
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7–15–31	500	541
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	383

		3,450

Louisiana – 2.2%
LA Citizens Prop Ins Corp, Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6–1–24	500	561
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	839
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	500	587
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010, 5.000%, 12–1–22	1,000	1,172

		3,159

Maryland – 0.4%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	611

Massachusetts – 1.1%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	500	565
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	400	455
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E, 5.000%, 7-1-15	500	547

		1,567

Michigan – 2.9%
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A, 5.750%, 7–1–37	500	535

Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	537
MI Fin Auth Rev Bonds (Detroit Sch Dist), Ser 2011, 5.500%, 6–1–21	1,000	1,146
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	750	827
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA, 0.000%, 10-15-22 (A)	1,000	655
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	362

		4,062

Minnesota – 0.7%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	569
Victoria, MN, Private Sch Fac Rev Bonds (Holy Fam Catholic High Sch Proj), Ser 1999A, 5.600%, 9–1–19	400	400

		969

Mississippi – 0.6%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	846

Missouri – 3.4%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	200	201
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	143
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	750	819
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	814
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	200	203
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.250%, 12–1–19	65	68
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	580	607
Platte Cnty R-III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	377
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	500	531
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (B)	500	175
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	250	255
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	109

The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	520

		4,822

Nevada – 0.9%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	573
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	84
6.250%, 12–1–17	270	310
Overton Power District No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 6.500%, 12–1–18	290	340

		1,307

New Hampshire – 1.0%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	150	164
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	500	615
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A, 6.125%, 7–1–32	245	248
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	415	416

		1,443

New Jersey – 4.2%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004, 5.250%, 1–1–19	640	686
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	949
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O, 5.125%, 3–1–30	250	267
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	581
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	563
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	542
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	547
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A, 5.500%, 12–15–22	500	624
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2, 5.000%, 12–15–16	500	583
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	530

		5,872

New Mexico – 0.3%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D, 6.000%, 1–1–37	60	64
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2, 5.250%, 7–1–30	385	408

		472

New York – 2.3%
NY State Engy Research and Dev Auth, Pollutn CtrlRev Bonds (Niagara Mohowak Power Corp Proj), 1985Ser A, 0.613%, 12–1–23	1,380	1,287
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	500	308
0.000%, 3–1–26 (A)	500	293
0.000%, 3-1-27 (A)	500	274
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser, 5.750%, 11–1–30	500	573
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	95	95
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	475	476

		3,306

North Carolina – 1.1%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	250	292
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	500	552
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (A)	500	150
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	569

		1,563

Ohio – 1.1%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	549
OH Major New State Infra Proj Rev Bonds, Ser 2008-I, 6.000%, 6–15–17	395	486
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Midwest Terminals Proj) Ser 2007C, 6.000%, 11–15–27	445	450

		1,485

Oklahoma – 1.1%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	335	358
Grand River Dam Auth, Rev Bonds, Ser 2008A, 5.000%, 6–1–18	905	1,082
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985, 6.600%, 7–1–14	160	168

		1,608

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7–15–35	250	275

Pennsylvania – 3.7%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A, 5.000%, 1–1–17	250	275
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A, 6.000%, 6–1–36	600	667

Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	500	542
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	500	565
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	750	823
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (A)	1,500	1,423
Philadelphia Auth for Indl Dev (Mariana Bracetti Academy Charter Sch Proj), Rev Bonds, Ser 2011, 7.250%, 12–15–31	400	437
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A, 5.250%, 12–15–24	445	501

		5,233

Puerto Rico – 4.1%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	500	559
Cmnwlth of PR, Pub Impvt Rfdg (GO Bonds), Ser 2012A, 5.500%, 7–1–39	1,250	1,287
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–44	700	735
PR Aqueduct and Sewer Authority, Revenue Bonds, Ser A (Senior Lien), 6.000%, 7–1–38	500	526
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	750	817
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD, 5.000%, 7–1–21	1,000	1,102
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	250	267
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (A)	500	429

		5,722

Rhode Island – 0.9%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	600	662
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	500	566

		1,228

Tennessee – 0.4%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6–1–18	500	585

Texas – 8.3%
Arlington, TX Spl Tax Rev Bonds, Ser 2008, 5.000%, 8–15–18	300	353
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	250	275
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3–15–19	355	430

Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	500	651
Clifton Higher Edu Fin Corp, Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8–15–41	500	551
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C, 5.000%, 3–1–17	500	589
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D, 5.000%, 11–15–16	200	215
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–33	500	509
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5–15–31	1,000	1,171
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7–1–32	500	536
Howard Cnty, TX GO Bonds, Ser 2008, 4.650%, 2–15–24	505	533
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 5.750%, 5–15–23	500	589
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	500	526
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	505	526
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008A, 6.000%, 1–1–25	500	580
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (A)	1,000	448
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2–15–20	500	583
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	500	525
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.625%, 11–15–27	250	257
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	325	376
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	500	590
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010, 7.500%, 6–30–33	750	932

		11,745

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27, 5.500%, 11–1–37	90	94

Virgin Islands – 1.2%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A, 6.000%, 10–1–39	500	551
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 5.000%, 10–1–25	1,000	1,079

		1,630

Virginia – 1.0%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	500	620
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 5.500%, 7–1–20	490	531
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B, 5.250%, 8–1–22	250	297

		1,448

Washington – 1.3%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	750	820
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–33	500	563
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	500	521

		1,904

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	300	332
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C, 5.500%, 6–1–39	500	539

		871

Wisconsin – 1.2%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B, 5.000%, 12–1–19	1,000	1,136
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	500	586

		1,722

Wyoming – 0.6%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	300	301
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.250%, 1–1–23	500	556

		857

TOTAL MUNICIPAL BONDS – 85.4%		$120,558
(Cost: $109,425)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 5.9%
Colgate-Palmolive Company, 0.080%, 7–12–12 (C)	4,000	4,000
Sonoco Products Co., 0.320%, 7–2–12 (C)	4,266	4,266

		8,266

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (D)	148	148

Municipal Obligations – 7.5%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997, 0.230%, 7–3–12 (D)	2,000	2,000

CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.130%, 7-3-12 (D)	2,600	2,600
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.), 0.150%, 7-5-12 (D)	1,950	1,950
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (GTD by Bank of America, N.A.), 0.140%, 7-5-12 (D)	518	518
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.150%, 7-3-12 (D)	3,500	3,500

		10,568

TOTAL SHORT-TERM SECURITIES – 13.5%		$18,982
(Cost: $18,982)

TOTAL INVESTMENT SECURITIES – 98.9%		$139,540
(Cost: $128,407)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		1,569

NET ASSETS – 100.0%		$141,109

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1– Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$118,985	$1,573
Short-Term Securities	—	18,982	—
Total	$—	$137,967	$1,573

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Zero coupon bond.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Rate shown is the yield to maturity at June 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$128,407

Gross unrealized appreciation	11,603
Gross unrealized depreciation	(470)

Net unrealized appreciation	$11,133

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.2%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6–1–21	$1,000	$1,190
Fairfield, AL GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	8,646
Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds (Intl Paper Co Proj), Ser 2011A,
5.375%, 12–1–35	5,750	6,178

		16,014

Arizona – 2.8%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.124%, 1–1–37 (A)	20,000	14,520
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008:
7.500%, 5–1–19	1,495	1,760
8.000%, 5–1–25	7,500	8,968
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,589
6.250%, 12–1–42	2,150	2,282
6.250%, 12–1–46	1,000	1,060
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	3,500	3,883
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,315	1,323
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	500	493

		36,878

Arkansas – 0.0%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	500	527

California – 9.9%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,330
Anaheim Cmnty Facs Dist No. 08-1 (Platinum Triangle), Spl Tax Bonds, Ser 2010,
6.250%, 9–1–40	5,275	5,437
Arpt Comsn of San Francisco, San Francisco Intl Arpt, Second Ser Rev Rfdg Bonds, Ser 2012A:
5.000%, 5–1–28	2,500	2,879
5.000%, 5–1–29	1,750	2,006
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	1,085	1,091
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009B,
8.000%, 10–1–22	400	467

CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,150	1,041
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,755
CA Statewide Cmnty Dev Auth Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
6.625%, 11–15–24	2,490	2,852
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	2,000	2,320
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser A,
7.250%, 10–1–32	3,400	3,664
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser 2008 A,
7.250%, 10–1–38	5,000	5,321
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,375	7,570
6.350%, 7–1–46	250	260
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.250%, 11–15–41	6,000	6,862
CA Various Purp GO Bonds:
6.000%, 4–1–35	500	580
6.000%, 4–1–38	5,225	6,056
6.000%, 11–1–39	4,445	5,195
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	1,500	1,614
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A:
6.500%, 9–1–29	360	371
6.750%, 9–1–39	70	72
Cmnty Fac Dist No. 2009-1 of Chino, 2010 Spl Tax Bonds,
6.750%, 9–1–40	1,800	1,856
Cmnty Redev Agy of Hawthorne, Cmnty Fac Dist No. 1999-1 (Gateway Ctr), 2010 Spl Tax Rfdg Bonds,
6.125%, 10–1–25	2,200	2,275
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	1,000	726
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007,
4.625%, 6–1–21	4,880	4,351
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010:
5.750%, 9–1–29	225	234
5.750%, 9–1–31	365	376
6.000%, 9–1–39	1,000	1,038
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	4,935	5,453
6.000%, 11–1–41	3,000	3,187
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,705	3,003

Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–29	75	82
7.000%, 10–1–32	510	563
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	112
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
7.000%, 12–1–26	5,000	5,971
8.000%, 12–1–26	1,400	1,778
8.000%, 12–1–31	9,400	11,760
7.500%, 12–1–41	3,000	3,577
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2010A,
5.000%, 7–1–21	2,000	2,378
San Jose, CA Arpt Rev Bonds, Ser 2011A–1,
5.250%, 3–1–34	2,500	2,730
San Mateo Cmnty Fac Dist No. 2008–1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	8,545
Tob Securitization Auth of Southn CA, Tob Stlmt Asset–Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A,
4.750%, 6–1–25	5,630	5,635

		127,373

Colorado – 4.4%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	9,100	9,483
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,330
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003,
6.000%, 12–1–33	1,160	1,131
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	100
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	262
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,073
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32	2,610	2,729
7.125%, 6–1–47	3,000	3,150
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	460	471
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A:
7.250%, 1–1–19	100	106
9.000%, 1–1–34	30	32
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,358
Denver Hlth and Hosp Auth, Hlthcare Rev Bonds, Ser 2009A,
6.250%, 12–1–33	835	907
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	4,345	4,805
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,621

North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–27	4,660	4,574
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010:
6.500%, 1–15–30	3,000	3,509
6.000%, 1–15–41	2,990	3,362
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	4,325	4,071
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,829	3,508
Tallyn’s Reach Metro Dist No. 3 (Aurora, CO), GO Bonds, Ser 2004,
6.625%, 12–1–23	500	515
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	2,529	2,554

		56,651

Connecticut – 0.6%
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	75	75
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,258
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	5,225

		7,558

Delaware – 0.8%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010,
5.375%, 10–1–45	5,000	5,221
Sussex Cnty, DE, Recovery Zone Fac Bonds (Indian River Power LLC Proj), Ser 2010,
6.000%, 10–1–40	4,500	5,019

		10,240

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (B)	1,000	816

Florida – 3.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	585	644
6.750%, 11–1–39	1,390	1,537
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	6,685	7,316
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A–1,
1.430%, 6–1–15 (A)	20,000	20,036
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–30	2,750	2,959
6.000%, 9–15–40	2,000	2,107
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A,
5.000%, 7–1–15	1,000	1,113
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	350	497
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–25	1,000	1,127

Mid–Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011 A,
7.250%, 10–1–40	3,000	3,671
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
6.000%, 8–1–45	4,220	4,653

		45,660

Georgia – 0.9%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,500	2,771
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.500%, 7–1–41 (C)	3,400	2,890
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	3,700	4,452
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	250	259
7.400%, 1–1–34	815	842

		11,214

Guam – 1.0%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU,
6.625%, 12–1–30	1,400	1,501
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A,
6.875%, 12–1–40	3,500	3,774
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11–15–14	80	81
7.000%, 11–15–39	7,000	7,775

		13,131

Hawaii – 0.7%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	1,450	1,709
9.000%, 11–15–44	4,200	4,970
Kaua’I Cmnty Fac Dist No. 2008–1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,027

		8,706

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	997
6.250%, 7–1–45	550	545

		1,542

Illinois – 7.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	1,340	1,273
5.700%, 5–1–36	4,160	4,122
Cert of Part, Metra Market of Chicago, L.L.C. Redev Proj, Ser A,
6.870%, 2–15–24	1,500	1,589
Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B,
5.000%, 1–1–34	1,500	1,622
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,150
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	2,500	2,618

Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	11,000	11,339
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	425	447
IL Fin Auth, Rev Bonds (Greenfields of Geneva Proj), Ser 2010C–3,
6.250%, 2–15–16	3,000	3,002
IL Fin Auth, Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	9,000	9,277
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–40	12,000	13,598
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010D–3,
6.000%, 5–15–17	4,000	4,033
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	9,985	11,424
IL Fin Auth, Rev Bonds (The Admiral at the Lake Proj), Ser 2010A,
8.000%, 5–15–46	3,000	3,379
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,023
5.875%, 2–15–38	2,450	2,482
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	535
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,582
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville–Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,242
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,805	1,909
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	615	651
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,171
7.375%, 11–15–45	1,500	1,596
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	1,840	1,629
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	10,255	11,370

		99,063

Indiana – 1.6%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	10	11
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	220	232
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,075	1,317
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp Proj), Ser 2012A,
5.000%, 6–1–39	7,000	7,114
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,517
Rockport, IN, Pollutn Ctrl Rev Rfdg Bonds (IN MI Power Co Proj), Ser 2009A,
6.250%, 6–1–25	1,000	1,089

Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,960	2,049
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	4,135	4,024
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,430	1,508

		20,861

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	2,953

Kansas – 1.0%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	587
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
6.000%, 9–1–30 (A)	1,000	1,042
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,216
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	500	356
5.500%, 9–1–26	500	353
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	5,000	5,135
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi–Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (B)	1,100	756

		12,445

Kentucky – 2.0%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	13,835
6.500%, 3–1–45	6,000	6,951
Murray, KY, Hosp Fac Rev Bonds (Murray–Calloway Cnty Pub Hosp Corp Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,161
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7–15–31	3,000	3,244

		26,191

Louisiana – 0.7%
LA Local Govt Envirnmt, Fac and Comm Dev Auth, Rev Bonds (Westlake Chemical Corp Projs) (Ike Zone), Ser 2010A–2,
6.500%, 11–1–35	7,475	8,580
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	745	818

		9,398

Maine – 0.0%
Portland, ME, Gen Arpt Rev Bonds, Ser 2010,
5.000%, 1–1–30	500	542

Maryland – 0.3%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	537

MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	3,209

		3,746

Massachusetts – 0.7%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44	200	145
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C–2,
6.250%, 6–1–14	55	44
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines,Inc., Proj), Ser 2001B (Auction Rate Sec),
0.424%, 1–1–31 (A)	12,500	9,000

		9,189

Michigan – 7.0%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C–1),
7.000%, 7–1–27	6,000	7,144
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	5,500	6,645
Detroit, MI Water and Sewerage Dept, Sewage Disp Sys Rev and Rev Rfdg Sr Lien Bonds, Ser 2012 A,
5.250%, 7–1–39	5,000	5,133
Detroit, MI, GO Bonds, Ser 2004–A(1),
5.250%, 4–1–23	1,420	1,281
Econ Dev Corp of Oakland Cnty, Ltd Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	6,425	6,686
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	350	401
7.500%, 7–1–39	2,000	2,280
Flint Hosp Bldg Auth, Rev Rfdg Bonds (Hurley Med Ctr), Ser 2003,
6.000%, 7–1–20	4,520	4,615
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	15,500	16,105
Kent Hosp Fin Auth, Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.000%, 7–1–35	2,785	2,879
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,035
7.450%, 10–1–41	2,000	2,070
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,574
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,602
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	13,000	14,794
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A–1,
8.000%, 10–1–30	2,480	2,780
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Backed Bonds, Ser 2008A,
6.875%, 6–1–42	5,000	5,001
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V:
8.000%, 9–1–29	55	69
8.250%, 9–1–39	4,750	6,074

Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	150	168

		91,336

Minnesota – 0.5%
Minneapolis Hlth Care Sys Rev Bonds, (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	5,148
Tob Securitization Auth, MN Tob Stlmt Rev Bonds, Ser 2011B,
5.250%, 3–1–31	1,500	1,672

		6,820

Missouri – 4.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	605	671
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,610	2,622
6.250%, 3–1–24	1,100	1,104
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	500
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	164
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	213
5.400%, 10–1–26	385	304
5.500%, 10–1–31	425	322
5.550%, 10–1–36	325	239
Hanley/Eager Road Trans Dev Dist, Rfdg Rev Bonds,Ser 2012A,
6.000%, 3–1–42	1,500	1,520
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,000	1,145
6.500%, 10–1–35	1,000	1,142
Indl Dev Auth of Kansas City, MO, Sales Tax Rev Bonds (Ward Prkwy Ctr Cmnty Impvt Dist Proj), Ser 2011,
6.750%, 10–1–41	2,400	2,490
Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010A,
8.250%, 5–15–45	1,000	1,173
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,266
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18	1,170	1,009
7.000%, 4–1–28	535	461
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	1,000	1,045
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj) Ser 2011,
7.250%, 4–1–30	5,000	5,235
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2007,
5.500%, 10–1–22	205	193
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,090	5,425
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	1,315	1,364

MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	230
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj–RPA1), Sr Ser B,
9.000%, 11–1–31	8,975	9,318
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (B)	750	224
0.000%, 7–15–37 (B)	1,500	422
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33	3,950	2,765
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	102
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	250	189
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,425	1,463
6.500%, 1–1–35	7,000	7,121
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,000	919
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010–C,
6.000%, 9–1–24 (C)	2,000	700
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	220	224
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	7,000	7,016
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	940	938
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	1,150	1,320

		63,558

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	14,000	14,570
5.000%, 9–1–42	3,000	2,995

		17,565

Nevada – 0.3%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003,
6.100%, 8–1–18	95	98
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A:
6.000%, 6–15–15	2,100	2,228
8.000%, 6–15–30	1,500	1,720
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	317

		4,363

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,515

New Jersey – 2.6%
Newark NJ, Tax Anticipation Notes, Ser 2012A,
2.400%, 2–20–13	7,000	7,016
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,089
5.000%, 6–15–28	1,000	1,073
5.000%, 6–15–29	500	540
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999:
6.250%, 9–15–19	2,950	2,962
6.400%, 9–15–23	17,000	17,064
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000,
7.000%, 11–15–30	2,000	2,008
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,053
7.500%, 12–1–32	450	546

		33,351

New York – 5.3%
Battery Park City Auth, Jr Rev Bonds, Ser 2003C–2(Auction Rate Securities),
0.490%, 11–1–31 (A)	6,500	5,915
Battery Park City Auth, Jr Rev Bonds, Ser 2003C–4(Auction Rate Securities),
0.482%, 11–1–31 (A)	7,800	7,098
Cnty of Rockland, NY, GO Rev Anticipation Notes, Ser 2012 B,
3.750%, 6–28–13	4,000	4,037
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A,
5.000%, 10–1–22	1,000	1,172
Hudson Yards Infra Corp, Hudson Yards Sr Rev Bonds, Ser 2012A,
5.750%, 2–15–47	5,000	5,746
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	6,750	4,455
6.700%, 1–1–43	9,155	5,859
NY Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co of NY, Inc. Proj), Sub Ser 2004B–2,
0.280%, 10–1–35 (A)	7,150	5,434
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp Proj), Ser B,
0.613%, 12–1–25 (A)	18,180	16,817
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16 (C)	3,825	3,997
7.750%, 8–1–31 (C)	5,295	5,638
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	310	310
7.250%, 1–1–30	1,940	1,942
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	700	701

		69,121

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,626

Ohio – 3.0%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007,
5.125%, 6–1–24	5,000	4,028
Cleveland–Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D,
5.250%, 5–15–23	1,230	1,103
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,600	2,790
Columbus–Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,249
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	591
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	11,090	12,823
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9–1–24	1,000	1,075
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	500	551
Southeastern OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH),
6.000%, 12–1–42 (D)	3,750	3,753
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	880	848
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	310	314
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	9,000	9,223

		38,348

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,053
6.000%, 11–15–38	7,450	7,519

		9,572

Oregon – 1.2%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,578
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Capital Manor, Inc.), Ser 2012:
6.000%, 5–15–42	2,900	3,015
6.000%, 5–15–47	1,600	1,653
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,135	1,236
6.375%, 9–1–40	1,750	1,911
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	6,017

		15,410

Pennsylvania – 4.0%
Allegheny Cnty Hosp Dev Auth, Hlth Sys Rev Bonds (West Penn Allegheny Hlth Sys), Ser 2007A,
5.375%, 11–15–40	2,000	1,652
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	240
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,211
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	18,500	16,135
Hosp and Higher Edu Fac Auth of Philadelphia, Hosp Rev Bonds (Temple Univ Hlth Sys Oblig Grp), Ser 2012A,
5.625%, 7–1–42	5,500	5,488
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A,
4.700%, 11–1–21	675	730
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,798
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,174
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,040
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,456
7.625%, 12–15–41	6,925	7,659
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	2,000	2,065
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,316
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (C)	70	24

		51,988

Puerto Rico – 2.9%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2011 C,
6.500%, 7–1–40	3,000	3,430
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.750%, 7–1–28	3,000	3,302
Cmnwlth of PR, Pub Impvt Rfdg (GO Bonds), Ser 2012A,
5.500%, 7–1–39	5,000	5,143
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	5,000	5,325
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	2,629
5.250%, 7–1–40	5,270	5,412
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	5,000	5,016

PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25	3,900	4,482
6.000%, 8–1–26	1,000	1,148
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	500	581
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	1,188

		37,656

Rhode Island – 0.5%
Tob Stlmt Fin Corp, Tob Stlmt Asset–Bkd Bonds, Ser 2002A,
6.250%, 6–1–42	6,390	6,534

South Carolina – 0.3%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,812
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A:
6.000%, 4–1–30	1,510	1,593
6.500%, 4–1–42	750	808

		4,213

Tennessee – 0.9%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	8,515	8,927
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	500	583
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Rev Rfdg Bonds (The Blakeford at Green Hills), Ser 1998,
5.650%, 7–1–24	1,700	1,701

		11,211

Texas – 13.1%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,578
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	649
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	500	136
0.000%, 1–1–40 (B)	500	106
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2011,
6.250%, 1–1–46	3,000	3,428
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Rfdg Bonds, Ser 2012B,
5.000%, 11–1–32	5,000	5,484
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	100	108
9.000%, 9–1–38	1,250	1,344
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	523
Harris Cnty Indl Dev Corp, Arpt Fac Rev Rfdg Bonds (Continental Airlines, Inc. Proj), Ser 1998,
5.375%, 7–1–19	5,000	5,000
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	250	253

Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	2,800	3,347
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,155
5.000%, 7–1–26	2,680	3,063
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,273
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,560	3,073
Love Field Arpt Modernization Corp, Spl Fac Rev Bonds (SW Airlines Co. – Love Field Modernization Prog Proj), Ser 2012,
5.000%, 11–1–28	4,000	4,187
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A:
6.500%, 7–1–26	1,500	1,547
6.625%, 7–1–36	7,000	7,141
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	6,025	6,068
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	5,000	5,256
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,672
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	8,500	5,851
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	394
6.500%, 8–15–39	200	226
Red River Hlth Fac Dev Corp, First Mtg Rev Bonds (Eden Home, Inc. Proj), Ser 2012:
7.000%, 12–15–32	6,200	6,424
7.250%, 12–15–42	3,800	3,910
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	176
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A:
6.000%, 11–15–26	2,035	2,149
6.000%, 11–15–36	6,615	6,945
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	3,000	3,121
5.625%, 11–15–27	250	257
5.750%, 11–15–37	11,815	12,093
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,776
8.125%, 11–15–39	5,000	5,469
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A,
5.100%, 11–15–15	400	411
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	11,725	13,830

TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,492
7.500%, 6–30–33	2,700	3,355
7.000%, 6–30–40	15,880	19,014
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	11,312
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,161
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,701

		168,458

Utah – 0.5%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.300%, 6–1–28	350	384
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,199
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,054
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,235

		5,872

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,080

Virginia – 2.2%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.150%, 7–1–17	715	667
5.400%, 7–1–27	1,580	1,369
5.500%, 7–1–37	2,600	2,106
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	535	662
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	965	1,136
7.500%, 7–1–29	25	31
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds Ser 2011A,
6.875%, 3–1–36	4,300	4,737
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A,
6.125%, 1–1–35	1,000	1,004
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	455	456
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012:
6.000%, 1–1–37	12,500	13,773
5.500%, 1–1–42	2,500	2,638

		28,579

Washington – 0.8%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 8–1–33	1,635	1,849
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,250	2,353
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005,
5.375%, 12–1–22	500	535
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007,
5.625%, 12–1–25	500	550
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	940
7.000%, 7–1–31	1,430	1,688
7.000%, 7–1–39	2,000	2,303
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	306

		10,524

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,425

Wisconsin – 0.9%
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A,
6.750%, 8–15–34	1,000	1,028
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,365
6.125%, 6–1–39	250	279
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,489
7.625%, 9–15–39	5,500	6,259

		11,420

TOTAL MUNICIPAL BONDS – 93.8%		$1,216,243
(Cost: $1,153,465)

SHORT–TERM SECURITIES
Commercial Paper – 2.5%
Bemis Company, Inc.,
0.390%, 7–2–12 (E)	2,500	2,500
CVS Caremark Corporation,
0.360%, 7–2–12 (E)	1,535	1,535
Danaher Corporation:
0.140%, 7–10–12 (E)	5,706	5,706
0.150%, 7–11–12 (E)	4,263	4,263
PACCAR Financial Corp.,
0.120%, 7–2–12 (E)	7,481	7,481
Sonoco Products Co.,
0.320%, 7–2–12 (E)	5,888	5,888
Wisconsin Electric Power Co.,
0.190%, 7–19–12 (E)	5,125	5,124

		32,497

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (F)	1,857	1,857

Municipal Obligations – 3.6%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.130%, 7–3–12 (F)	1,400	1,400

City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.140%, 7–5–12 (F)	834	834
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.170%, 7–5–12 (F)	3,000	3,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase &Co.),
0.170%, 7–3–12 (F)	3,000	3,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.130%, 7–3–12 (F)	3,415	3,415
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–3–12 (F)	4,745	4,745
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.160%, 7–2–12 (F)	10,643	10,643
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.160%, 7–3–12 (F)	3,490	3,490
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (F)	2,781	2,781
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.170%, 7–11–12	3,286	3,286
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.140%, 7–3–12 (F)	3,775	3,775
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.160%, 7–3–12 (F)	1,500	1,500
The Pub Bldg Auth of Montgomery Cnty, TN, Adj Rate Pooled Fin Rev Bonds (TN Cnty Loan Pool), Ser 2008 (GTD by Bank of America, N.A.),
0.450%, 7–2–12 (F)	405	405
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.170%, 7–3–12 (A)	4,000	4,000

		46,274

TOTAL SHORT–TERM SECURITIES – 6.2%		$80,628
(Cost: $80,628)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,296,871
(Cost: $1,234,093)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		752

NET ASSETS – 100.0%		$1,297,623

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$1,165,600	$50,643
Short-Term Securities	—	80,628	—
Total	$—	$1,246,228	$50,643

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-12	$724
Net realized gain (loss)	94
Net unrealized appreciation (depreciation)	(1,970)
Purchases	44,121
Sales	(3,042)
Transfers into Level 3 during the period	10,716
Transfers out of Level 3 during the period	—
Ending Balance 6-30-12	$50,643
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(1,970)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers into Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no reoccuring transfers between Levels 1 and 2 during the period ended June 30, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-12	Valuation Technique(s)	Unobservable Input(s)	Range
Assets
Municipal Bonds (1)	$50,643	Third-party pricing service Broker quotes	Lack of reliable market-based data	—

(1)

The significant unobservable inputs used in the fair value measurement of municipal bonds are probability of default, loss severity in the event of default, and when market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g trade information or broker quotes). Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Purchased on a when-issued basis with settlement subsequent to June 30, 2012.

(E)	Rate shown is the yield to maturity at June 30, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,234,093

Gross unrealized appreciation	71,672
Gross unrealized depreciation	(8,894)

Net unrealized appreciation	$62,778

SCHEDULE OF INVESTMENTS
Ivy Pacific Opportunities Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

China – 27.7%
Baidu.com, Inc., ADR (A)	77	$8,803
Bona Film Group Limited, ADR (A)	601	3,419
Brilliance China Automotive Holdings Limited (A)	8,132	7,187
Camelot Information Systems Inc., ADR (A)	342	794
China Coal Energy Company Limited, H Shares (A)	3,510	2,914
China Minsheng Banking Corp., Ltd., H Shares (A)	6,773	6,065
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	17,161	15,366
China Resources Power Holdings Company Limited	6,670	13,778
China Telecom Corporation Limited (A)	20,260	8,893
China Yurun Food Group Limited (B)	3,847	3,398
China Zenix Auto International Limited, ADR	600	1,458
CITIC Securities Company Limited, H Shares (A)	10,500	22,303
Digital China Holdings Limited	3,504	6,175
Longtop Financial Technologies Limited, ADR (A)	195	—	*
PetroChina Company Limited, H Shares	11,726	15,177
Ping An Insurance (Group) Company of China, Ltd., A Shares	1,815	13,136
Ping An Insurance (Group) Company of China, Ltd., H Shares	1,176	9,509
Sany Heavy Equipment International Holdings Company Limited	7,818	4,223
SINA Corporation (A)	70	3,613
Tencent Holdings Limited	470	13,867
Tingyi Holding Corp.	2,576	6,637
Xueda Education Group, ADR (A)	238	931
Zhuzhou CSR Times Electric Co., Ltd., H Shares	2,470	6,785

		174,431

Hong Kong – 11.3%
AIA Group Limited	2,000	6,908
Cheung Kong (Holdings) Limited	534	6,593
China Modern Dairy Holdings Ltd., H Shares (A)	30,778	7,253
China Overseas Land & Investment Limited	5,352	12,604
China Resources Cement Holdings Limited (A)	14,218	8,343
China ZhengTong Auto Services Holdings Limited (A)	6,994	3,719
CNOOC Limited	8,487	17,111
Galaxy Entertainment Group Limited, ADR (A)	1,142	2,873
Lenovo Group Limited	6,660	5,683

		71,087

India – 4.8%
Housing Development Finance Corporation Limited (A)(B)	521	6,144
ICICI Bank Limited	439	7,126
Idea Cellular Limited (A)	3,702	5,054
Infrastructure Development Finance Company Limited	2,817	6,951
Jindal Steel & Power Limited (A)	350	2,978
Lanco Infratech Limited (A)	6,717	1,822
Money Matters Financial Services (A)(B)	356	524

		30,599

Malaysia – 1.6%
Genting Berhad	2,420	7,228
UEM Land Holdings Berhad (A)	4,333	2,868

		10,096

Philippines – 1.6%
GT Capital Holdings Incorporated (A)	829	9,935

Singapore – 7.4%
DBS Group Holdings Ltd	990	10,935
Global Logistic Properties Limited (A)(B)	5,281	8,792
Keppel Corporation Limited	1,334	10,927
SembCorp Industries Ltd	2,049	8,388
United Overseas Bank Limited	534	7,930

		46,972

South Korea – 22.2%
Cheil Industries Inc.	71	6,248
Daelim Industrial Co., Ltd.	94	7,500
GLOVIS Co., Ltd.	78	14,833
Hyundai Department Store Co., Ltd.	54	6,802
Hyundai Motor Company	37	7,613
Industrial Bank of Korea	532	6,000
KB Financial Group Inc.	346	11,300
Kia Motors Corporation	112	7,369
LG Chem, Ltd.	37	9,555
LG Display Co., Ltd.	145	2,740
NCsoft Corporation	42	10,052
Posco	20	6,317
Samsung Electronics Co., Ltd.	22	23,720
Samsung Engineering Co., Ltd.	41	6,580
Samsung Heavy Industries Co., Ltd.	409	13,546

		140,175

Taiwan – 12.0%
Asustek Computer Inc. (A)	634	5,828
Delta Electronics, Inc.	2,049	6,290
Hiwin Technologies Corp.	637	6,542
Hon Hai Precision Ind. Co., Ltd.	4,366	13,202
MediaTek Incorporation	722	6,668
Quanta Computer Inc. (A)	2,359	6,334
Taiwan Mobile Co., Ltd.	3,038	10,047
Taiwan Semiconductor Manufacturing Company Ltd.	4,506	12,335
TPK Holding Co., Ltd.	664	8,447

		75,693

Thailand – 2.5%
Bangkok Bank Public Company Limited	1,212	7,972
Thai Union Frozen Products Public Company Limited	3,567	8,102

		16,074

United States – 1.3%
Changyou.com Limited, ADR (A)	128	2,698
Cognizant Technology Solutions Corporation, Class A (A)	93	5,589

		8,287

TOTAL COMMON STOCKS – 92.4%		$583,349
(Cost: $582,333)

INVESTMENT FUNDS
United States – 1.9%
iShares MSCI Taiwan Index Fund	996	12,177

TOTAL INVESTMENT FUNDS – 1.9%		$12,177
(Cost: $11,874)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Focus Media Holding Limited, ADR,
Call $27.00, Expires 7–23–12, OTC (Ctrpty: Citibank N.A.)	1,400	18

TOTAL PURCHASED OPTIONS – 0.0%		$18
(Cost: $228)

CORPORATE DEBT SECURITIES	Principal
India – 0.0%
Dr. Reddy’s Laboratories Ltd.,
9.250%, 3–24–14 (C)	INR1,480	131

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$131
(Cost: $–)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.8%
Banco del Estado de Chile,
0.230%, 7–12–12	$5,000	5,000

Commercial Paper – 2.7%
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.150%, 7–23–12 (D)	10,000	9,999
Prudential Funding LLC,
0.130%, 7–2–12 (D)	3,482	3,482
Wisconsin Electric Power Co.:
0.230%, 7–17–12 (D)	687	687
0.190%, 7–19–12 (D)	3,000	3,000

		17,168

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (E)	983	983

TOTAL SHORT-TERM SECURITIES – 3.7%		$23,151
(Cost: $23,151)

TOTAL INVESTMENT SECURITIES – 98.0%		$618,826
(Cost: $617,586)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		12,425

NET ASSETS – 100.0%		$631,251

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$5,808	$42,790	$—
Consumer Staples	—	25,390	—
Energy	—	35,202	—
Financials	9,935	169,024	—
Industrials	—	81,147	—
Information Technology	21,497	121,343	—	*
Materials	—	33,441	—
Telecommunication Services	—	23,994	—
Utilities	—	13,778	—
Total Common Stocks	$37,240	$546,109	$—	*
Investment Funds	12,177	—	—
Purchased Options	—	18	—
Corporate Debt Securities	—	131	—
Short-Term Securities	—	23,151	—
Total	$49,417	$569,409	$—	*
Swap Agreements	$—	$151	$—
Liabilities
Swap Agreements	$—	$79	$—
Written Options	$18	$53	$—

During the period ended June 30, 2012, securities totaling $546,110 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

The following total return swap agreements were outstanding at June 30, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	$5,159	China Vanke Company Ltd.	8-16-12	USD LIBOR + 0.700%	$126
UBS AG, London	137	China Vanke Company Ltd.	8-29-12	USD LIBOR + 0.700%	3
UBS AG, London	905	China Vanke Company Ltd.	8-31-12	USD LIBOR + 0.700%	22
UBS AG, London	9,397	China Vanke Company Ltd.	6-19-13	USD LIBOR + 0.700%	(79)
					$72

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at June 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Focus Media Holding Limited, ADR	Citibank N.A.	Put	1,400	July 2012	$21.00	$240	$(53)
Sohu.com Inc.	N/A	Put	662	July 2012	40.00	118	(18)
						$358	$(71)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $34,224 or 5.4% of net assets.

(C)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (INR – Indian Rupee).

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$617,586

Gross unrealized appreciation	72,776
Gross unrealized depreciation	(71,536)

Net unrealized appreciation	$1,240

SCHEDULE OF INVESTMENTS
Ivy Real Estate Securities Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 2.1%
Vornado Realty Trust	117	$9,810

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc. (A)	70	3,718

Industrial REITs – 4.4%
EastGroup Properties, Inc.	40	2,143
ProLogis	556	18,474

		20,617

Mortgage REITs – 0.4%
Colony Financial, Inc.	110	1,910

Office REITs – 13.7%
Alexandria Real Estate Equities, Inc.	76	5,556
BioMed Realty Trust, Inc.	332	6,200
Boston Properties, Inc.	167	18,044
Brandywine Realty Trust	330	4,076
Digital Realty Trust, Inc.	127	9,496
Duke Realty Corporation	384	5,620
Hudson Pacific Properties, Inc.	84	1,464
Kilroy Realty Corporation	91	4,425
SL Green Realty Corp.	110	8,786

		63,667

Real Estate Operating Companies – 2.2%
Brookfield Properties Corporation	405	7,058
Forest City Enterprises, Inc., Class A (B)	228	3,329

		10,387

Real Estate Services – 0.6%
CB Richard Ellis Group, Inc. (B)	164	2,676

Residential REITs – 20.1%
Apartment Investment and Management Company, Class A	448	12,099
Associated Estates Realty Corporation	134	2,008
AvalonBay Communities, Inc.	114	16,171
BRE Properties, Inc., Class A	77	3,842
Camden Property Trust	118	7,985
Colonial Properties Trust	181	4,014
Equity Lifestyle Properties, Inc.	47	3,221
Equity Residential	278	17,310
Essex Property Trust, Inc.	38	5,907
Mid-America Apartment Communities, Inc.	91	6,179
Post Properties	118	5,772
UDR, Inc.	346	8,930

		93,438

Retail REITs – 23.9%
Acadia Realty Trust	265	6,146
Agree Realty Corporation	201	4,454
CBL & Associates Properties, Inc.	228	4,456
DDR Corp.	609	8,922
General Growth Properties, Inc.	191	3,446
Kimco Realty Corporation	478	9,091
Macerich Company (The)	190	11,203
Primaris Retail Real Estate Investment Trust (C)	140	3,233
Retail Opportunity Investments Corp.	86	1,034
Retail Properties of America, Inc.	290	2,818
RioCan Real Estate Investment Trust (C)	80	2,166
Simon Property Group, Inc.	302	47,037
Tanger Factory Outlet Centers, Inc.	139	4,445
Weingarten Realty Investors	101	2,668

		111,119

Specialized REITs – 25.1%
Chatham Lodging Trust	98	1,395
Chesapeake Lodging Trust	111	1,910
CubeSmart	444	5,179
Entertainment Properties Trust	44	1,792
Extra Space Storage Inc.	45	1,362
HCP, Inc.	333	14,680
Health Care REIT, Inc.	311	18,102
Hersha Hospitality Trust	815	4,303
Host Hotels & Resorts, Inc.	648	10,259
LaSalle Hotel Properties	112	3,264
LTC Properties, Inc.	46	1,676
Pebblebrook Hotel Trust	131	3,049
Plum Creek Timber Company, Inc.	62	2,473
Public Storage, Inc.	144	20,765
Sovran Self Storage, Inc.	76	3,792
Sunstone Hotel Investors, Inc. (B)	243	2,670
Ventas, Inc.	320	20,177

		116,848

Wireless Telecommunication Service – 1.8%
American Tower Corporation, Class A (B)	47	3,258
Crown Castle International Corp. (B)	84	4,951

		8,209

TOTAL COMMON STOCKS – 95.1%		$442,399
(Cost: $309,376)

PREFERRED STOCKS
Diversified REITs – 0.4%
CapLease, Inc., 8.125% Series A Cumulative	66	1,651

Office REITs – 0.6%
Digital Realty Trust, Inc., 7%	125	3,367

Specialized REITs – 0.6%
Pebblebrook Hotel Trust, Series B, 8%	98	2,567

TOTAL PREFERRED STOCKS – 1.6%		$7,585
(Cost: $6,952)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.4%
Banco del Estado de Chile,
0.250%, 7–30–12	$2,000	2,000

Commercial Paper – 2.3%
Danaher Corporation,
0.150%, 7–11–12 (D)	3,735	3,735
Kellogg Co.,
0.220%, 7–9–12 (D)	3,000	3,000
Wisconsin Electric Power Co.,
0.160%, 7–2–12 (D)	3,930	3,930

		10,665

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (E)	967	967

TOTAL SHORT-TERM SECURITIES – 2.9%		$13,632
(Cost: $13,632)

TOTAL INVESTMENT SECURITIES – 99.6%		$463,616
(Cost: $329,960)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,679

NET ASSETS – 100.0%		$465,295

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$442,399	$—	$—
Preferred Stocks	7,585	—	—
Short-Term Securities	—	13,632	—
Total	$449,984	$13,632	$—
Liabilities
Written Options	$53	$—	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

The following written options were outstanding at June 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Starwood Hotels & Resorts Worldwide, Inc.	N/A	Call	701	July 2012	$55.00	$78	$(53)

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$329,960

Gross unrealized appreciation	133,893
Gross unrealized depreciation	(237)

Net unrealized appreciation	$133,656

SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund (in thousands)	JUNE 30, 2012	(UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 4.4%
Archer Daniels Midland Company	1,014	$29,942
Bunge Limited	352	22,059
Darling International Inc. (A)	542	8,933

		60,934

Application Software – 14.9%
ACI Worldwide, Inc. (A)	1,779	78,637
Aspen Technology, Inc. (A)(B)	5,091	117,845
Informatica Corporation (A)	250	10,598

		207,080

Biotechnology – 4.7%
Ironwood Pharmaceuticals, Inc., Class A (A)	740	10,197
Isis Pharmaceuticals, Inc. (A)	483	5,792
Vertex Pharmaceuticals Incorporated (A)	854	47,729

		63,718

Computer Hardware – 7.3%
Apple Inc. (A)(C)	174	101,324

Computer Storage & Peripherals – 0.5%
NetApp, Inc. (A)	209	6,644

Construction & Engineering – 0.8%
Abengoa, S.A. (D)	341	4,521
Aegion Corporation (A)	383	6,857

		11,378

Consumer Finance – 0.7%
NetSpend Holdings, Inc. (A)	1,038	9,538

Data Processing & Outsourced Services – 10.9%
Alliance Data Systems Corporation (A)	772	104,166
Euronet Worldwide, Inc. (A)	1,449	24,807
Vantiv, Inc., Class A (A)	539	12,556
WNS (Holdings) Limited, ADR (A)	1,006	9,785

		151,314

Electronic Components – 0.4%
Power-One, Inc. (A)	1,192	5,387

Electronic Equipment & Instruments – 0.8%
Ingenico S.A. (D)	239	11,603

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company	195	16,150

Health Care Equipment – 0.8%
Boston Scientific Corporation (A)	1,928	10,931

Health Care Facilities – 2.5%
Tenet Healthcare Corporation (A)	6,725	35,241

Health Care Services – 0.6%
Fleury S.A. (D)	268	3,408
Fleury S.A. (D)(E)	422	5,351

		8,759

Health Care Technology – 2.0%
Cerner Corporation (A)	340	28,088

Industrial Machinery – 4.9%
ESCO Technologies Inc.	1,103	40,179
Pentair, Inc.	747	28,591

		68,770

Integrated Telecommunication Services – 1.4%
CenturyLink, Inc.	219	8,656
China Unicom Limited (D)	8,422	10,591

		19,247

Internet Software & Services – 5.2%
21Vianet Group, Inc., ADR (A)	585	6,694
Google Inc., Class A (A)	76	44,027
OpenTable, Inc. (A)	171	7,701
SINA Corporation (A)	268	13,906

		72,328

IT Consulting & Other Services – 3.9%
Acxiom Corporation (A)	2,640	39,889
iGate Corporation (A)	877	14,920

		54,809

Managed Health Care – 3.2%
Amil Participacoes S.A. (D)	1,446	14,182
UnitedHealth Group Incorporated	529	30,946

		45,128

Oil & Gas Equipment & Services – 0.4%
Forum Energy Technologies, Inc. (A)	301	5,927

Research & Consulting Services – 1.2%
Qualicorp S.A. (A)(D)	207	1,788
Qualicorp S.A. (A)(D)(E)	1,657	14,347

		16,135

Semiconductor Equipment – 1.6%
Nanometrics Incorporated (A)	631	9,686
Photronics, Inc. (A)	1,979	12,074

		21,760

Semiconductors – 14.2%
CEVA, Inc. (A)	234	4,121
Cree, Inc. (A)	1,902	48,822
Freescale Semiconductor, Inc. (A)	328	3,366
Micron Technology, Inc. (A)	8,435	53,225
Samsung Electronics Co., Ltd. (D)	62	65,764
Spansion Inc. (A)	601	6,601
Spreadtrum Communications, Inc., ADR	882	15,567

		197,466

Systems Software – 1.2%
Allot Communications Ltd. (A)	609	16,961

Wireless Telecommunication Service – 1.7%
Clearwire Corporation, Class A (A)	2,382	2,668
Sprint Nextel Corporation (A)	6,311	20,573

		23,241

TOTAL COMMON STOCKS – 91.4%		$1,269,861
(Cost: $981,249)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.,
Put $535.00, Expires 8–20–12	341	288
Informatica Corporation,
Put $37.50, Expires 8–20–12, OTC (Ctrpty: Barclays Bank PLC)	1,796	175

TOTAL PURCHASED OPTIONS – 0.0%		$463
(Cost: $581)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.3%
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5-15-16 (E)	$9,230	4,373

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$4,373
(Cost: $9,046)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.8%
Banco del Estado de Chile:
0.230%, 7–12–12	5,000	5,000
0.250%, 7–30–12	5,000	5,000

		10,000

Commercial Paper – 6.2%
Citigroup Funding Inc.,
0.400%, 7–2–12 (F)	2,314	2,314
Colgate-Palmolive Company,
0.080%, 7–12–12 (F)	3,000	3,000
Corporacion Andina de Fomento,
0.170%, 7–18–12 (F)	5,000	5,000
CVS Caremark Corporation,
0.360%, 7–2–12 (F)	10,000	10,000
Danaher Corporation,
0.150%, 7–11–12 (F)	3,917	3,917
E.I. du Pont de Nemours and Company,
0.170%, 8–20–12 (F)	3,000	2,999
Hewlett-Packard Company,
0.450%, 7–30–12 (F)	3,000	2,999
Illinois Tool Works Inc.,
0.120%, 7–12–12 (F)	3,000	3,000
John Deere Capital Corporation,
0.150%, 7–20–12 (F)	4,000	4,000
Kroger Co. (The),
0.380%, 7–5–12 (F)	10,000	10,000
L’Oreal USA, Inc.,
0.210%, 7–19–12 (F)	5,000	4,999
Nestle Australia Ltd.,
0.150%, 8–3–12 (F)	7,000	6,999
St. Jude Medical, Inc.,
0.190%, 7–20–12 (F)	7,000	6,999
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.160%, 8–13–12 (F)	10,000	9,998
Wisconsin Electric Power Co.,
0.210%, 7–11–12 (F)	10,000	9,999

		86,223

Municipal Obligations – Taxable – 0.3%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.160%, 7–3–12 (G)	1,415	1,415
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1,
0.200%, 7–5–12 (G)	3,390	3,390

		4,805

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corporation (GTD by United States Government),
0.180%, 7–5–12 (G)	1,500	1,500

TOTAL SHORT-TERM SECURITIES – 7.4%		$102,528
(Cost: $102,528)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,377,225
(Cost: $1,093,404)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		12,677

NET ASSETS – 100.0%		$1,389,902

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$60,934	$—	$—
Energy	5,927	—	—
Financials	9,538	—	—
Health Care	191,865	—	—
Industrials	91,762	4,521	—
Information Technology	769,310	77,366	—
Materials	16,150	—	—
Telecommunication Services	31,897	10,591	—
Total Common Stocks	$1,177,383	$92,478	$—
Purchased Options	288	175	—
Corporate Debt Securities	—	4,373	—
Short-Term Securities	—	102,528	—
Total	$1,177,671	$199,554	$—
Liabilities
Written Options	$344	$499	$—

During the period ended June 30, 2012, securities totaling $92,478 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2012.

The following written options were outstanding at June 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Call	341	August 2012	$620.00	$378	$(344)
Informatica Corporation	Barclays Bank PLC	Put	1,796	August 2012	42.50	435	(499)
						$813	$(843)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Listed on an exchange outside the United States.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $24,071 or 1.7% of net assets.

(F)	Rate shown is the yield to maturity at June 30, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,093,404

Gross unrealized appreciation	353,735
Gross unrealized depreciation	(69,914)

Net unrealized appreciation	$283,821

SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.4%
Acquity Group Ltd, ADR (A)	284	$2,796

Air Freight & Logistics – 2.1%
Hub Group, Inc. (A)	426	15,410

Apparel Retail – 4.8%
Express, Inc. (A)	622	11,307
Tilly’s Inc. (A)	119	1,910
Zumiez Inc. (A)	573	22,708

		35,925

Apparel, Accessories & Luxury Goods – 2.4%
Quiksilver, Inc. (A)	1,156	2,694
Under Armour, Inc., Class A (A)	161	15,208

		17,902

Application Software – 11.2%
ACI Worldwide, Inc. (A)	453	20,045
Ellie Mae, Inc. (A)	97	1,750
Qlik Technologies Inc. (A)	562	12,427
SS&C Technologies Holdings, Inc. (A)	305	7,628
Synchronoss Technologies, Inc. (A)	401	7,397
Tangoe, Inc. (A)	207	4,409
Tyler Technologies, Inc. (A)	83	3,349
Ultimate Software Group, Inc. (The) (A)	294	26,237

		83,242

Asset Management & Custody Banks – 4.2%
Affiliated Managers Group, Inc. (A)	195	21,386
Safeguard Scientifics, Inc. (A)	628	9,728

		31,114

Biotechnology – 4.2%
Cepheid (A)	253	11,299
Incyte Corporation (A)	890	20,206

		31,505

Brewers – 0.8%
Boston Beer Company, Inc. (The), Class A (A)	51	6,207

Communications Equipment – 2.8%
Acme Packet, Inc. (A)	182	3,385
Aruba Networks, Inc. (A)	680	10,240
Finisar Corporation (A)	479	7,170

		20,795

Construction & Farm Machinery & Heavy Trucks – 3.2%
Westinghouse Air Brake Technologies Corporation	302	23,582

Consumer Finance – 1.7%
First Cash Financial Services, Inc. (A)	318	12,763

Data Processing & Outsourced Services – 1.9%
Jack Henry & Associates, Inc.	418	14,412

Distributors – 0.4%
Pool Corp	74	2,994

Diversified Support Services – 2.8%
Portfolio Recovery Associates, Inc. (A)	230	21,007

Electrical Components & Equipment – 0.5%
II-VI Inc (A)	219	3,649

Electronic Components – 0.3%
Audience, Inc. (A)	109	2,094

Electronic Equipment & Instruments – 3.5%
OSI Systems, Inc. (A)	409	25,915

Electronic Manufacturing Services – 1.2%
IPG Photonics Corporation (A)	211	9,176

Environmental & Facilities Services – 3.4%
Team, Inc. (A)	338	10,526
Waste Connections, Inc.	506	15,135

		25,661

Food Distributors – 3.1%
United Natural Foods, Inc. (A)	421	23,085

Health Care Equipment – 4.3%
DexCom, Inc. (A)	607	7,867
Volcano Corporation (A)	850	24,343

		32,210

Health Care Facilities – 2.5%
Community Health Systems, Inc. (A)	313	8,782
LifePoint Hospitals, Inc. (A)	240	9,851

		18,633

Health Care Supplies – 1.0%
Endologix, Inc. (A)	463	7,155

Health Care Technology – 1.3%
athenahealth, Inc. (A)
	124	9,809

Human Resource & Employment Services – 1.1%
Kforce Inc. (A)	583	7,840

Internet Software & Services – 0.5%
Demandware, Inc. (A)	102	2,419
ExactTarget, Inc. (A)	74	1,615

		4,034

Leisure Facilities – 2.2%
Vail Resorts, Inc.	329	16,496

Office Services & Supplies – 0.7%
United Stationers Inc.	203	5,471

Oil & Gas Equipment & Services – 1.0%
Dril-Quip, Inc. (A)	116	7,622

Oil & Gas Exploration & Production – 1.0%
Bonanza Creek Energy, Inc. (A)	109	1,818
Oasis Petroleum LLC (A)	107	2,587
Rosetta Resources Inc. (A)	80	2,916

		7,321

Regional Banks – 8.1%
Bank of the Ozarks, Inc.	376	11,319
Signature Bank (A)	247	15,029
SVB Financial Group (A)	440	25,831
UMB Financial Corporation	167	8,571

		60,750

Research & Consulting Services – 0.8%
CoStar Group, Inc. (A)	77	6,228

Restaurants – 2.6%
Panera Bread Company, Class A (A)	138	19,173

Semiconductors – 4.0%
Cavium Inc. (A)	359	10,044
Power Integrations, Inc.	164	6,117
Semtech Corporation (A)	572	13,908

		30,069

Specialized REITs – 1.2%
Strategic Hotels & Resorts, Inc. (A)	1,373	8,868

Systems Software – 5.2%
MICROS Systems, Inc. (A)	431	22,083
NetSuite Inc. (A)	303	16,617

		38,700

Trading Companies & Distributors – 3.0%
Beacon Roofing Supply, Inc. (A)	229	5,768
Watsco, Inc.	226	16,664

		22,432

Trucking – 2.4%
Landstar System, Inc.	340	17,600

TOTAL COMMON STOCKS – 97.8%		$729,645
(Cost: $578,948)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
Bemis Company, Inc.,
0.390%, 7–17–12 (B)	$3,000	2,999
Citigroup Funding Inc.,
0.400%, 7–2–12 (B)	3,892	3,892
Illinois Tool Works Inc.,
0.120%, 7–12–12 (B)	3,000	3,000
John Deere Capital Corporation,
0.150%, 7–20–12 (B)	4,000	4,000
L’Oreal USA, Inc.,
0.150%, 8–6–12 (B)	2,000	2,000
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.160%, 8–13–12 (B)	3,000	2,999

		18,890

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (C)	390	390

TOTAL SHORT-TERM SECURITIES – 2.6%		$19,280
(Cost: $19,280)

TOTAL INVESTMENT SECURITIES – 100.4%		$748,925
(Cost: $598,228)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(3,318)

NET ASSETS – 100.0%		$745,607

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$729,645	$—	$—
Short-Term Securities	—	19,280	—
Total	$729,645	$19,280	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$598,228

Gross unrealized appreciation	181,366
Gross unrealized depreciation	(30,669)

Net unrealized appreciation	$150,697

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund (in thousands)	JUNE 30, 2012	(UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.9%
Triumph Group, Inc.	127	$7,158

Apparel Retail – 1.9%
AnnTaylor Stores Corporation (A)	187	4,756

Apparel, Accessories & Luxury Goods – 3.5%
Hanesbrands Inc. (A)	188	5,205
Jones Apparel Group, Inc.	357	3,411

		8,616

Auto Parts & Equipment – 3.4%
Dana Holding Corporation	286	3,660
Visteon Corporation (A)	126	4,710

		8,370

Broadcasting – 3.7%
Belo Corp., Class A	812	5,231
Entercom Communications Corp. (A)	620	3,730

		8,961

Construction & Farm Machinery & Heavy Trucks – 0.8%
Accuride Corporation (A)	331	1,984

Data Processing & Outsourced Services – 1.4%
CoreLogic Inc. (A)	185	3,382

Electric Utilities – 1.4%
NV Energy, Inc.	194	3,416

Food Retail – 0.6%
Roundy’s Supermarkets, Inc.	145	1,479

Forest Products – 1.8%
Louisiana-Pacific Corporation (A)	408	4,436

Gas Utilities – 1.9%
Southwest Gas Corporation	112	4,874

Health Care Facilities – 6.1%
Community Health Systems, Inc. (A)	254	7,128
HealthSouth Corporation (A)	164	3,803
LifePoint Hospitals, Inc. (A)	105	4,287

		15,218

Health Care Services – 1.2%
Team Health Holdings, Inc. (A)	122	2,941

Homebuilding – 2.1%
M.D.C. Holdings, Inc.	158	5,149

Hotels, Resorts & Cruise Lines – 1.2%
Gaylord Entertainment Company (A)	79	3,054

Movies & Entertainment – 2.4%
Cinemark Holdings, Inc.	263	6,007

Office REITs – 2.1%
Lexington Corporation Properties Trust	600	5,085

Oil & Gas Equipment & Services – 2.2%
McDermott International, Inc. (A)	500	5,570

Oil & Gas Exploration & Production – 1.6%
EV Energy Partners, L.P.	78	3,911

Oil & Gas Storage & Transportation – 5.5%
Atlas Pipeline Partners, L.P.	144	4,489
EQT Midstream Partners, LP (A)	154	3,716
MarkWest Energy Partners, L.P.	63	3,092
Targa Resources Corp.	55	2,366

		13,663

Packaged Foods & Meats – 1.0%
Dean Foods Company (A)	150	2,547

Paper Packaging – 1.9%
Boise Inc.	724	4,767

Personal Products – 1.0%
Inter Parfums, Inc.	141	2,440

Property & Casualty Insurance – 2.8%
Argo Group International Holdings, Ltd.	164	4,801
SeaBright Insurance Holdings, Inc.	237	2,103

		6,904

Publishing – 5.0%
E. W. Scripps Company (The) (A)	442	4,245
Valassis Communications, Inc. (A)	241	5,239
Washington Post Company, Class B (The)	7	2,692

		12,176

Regional Banks – 7.0%
Bank of Marin Bancorp	80	2,978
First Horizon National Corporation	681	5,887
First Niagara Financial Group, Inc.	238	1,817
Wintrust Financial Corporation	71	2,521
Zions Bancorporation	217	4,206

		17,409

Reinsurance – 4.3%
Endurance Specialty Holdings Ltd.	143	5,483
Reinsurance Group of America, Incorporated	96	5,087

		10,570

Residential REITs – 1.3%
Campus Crest Communities, Inc.	300	3,113

Semiconductors – 2.8%
Freescale Semiconductor, Inc. (A)	384	3,934
Spansion Inc. (A)	293	3,219

		7,153

Specialized REITs – 2.0%
Strategic Hotels & Resorts, Inc. (A)	760	4,906

Specialty Chemicals – 5.6%
Ashland Inc.	72	4,970
Cytec Industries Inc.	59	3,442
RPM International Inc.	202	5,496

		13,908

Technology Distributors – 1.3%
Insight Enterprises, Inc. (A)	186	3,122

Thrifts & Mortgage Finance – 1.9%
Capitol Federal Financial	403	4,790

Trucking – 2.4%
Marten Transport, Ltd.	189	4,009
Werner Enterprises, Inc.	79	1,878

		5,887

TOTAL COMMON STOCKS – 88.0%		$217,722
(Cost: $203,412)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.4%
THL Credit, Inc.	264	3,555

TOTAL INVESTMENT FUNDS – 1.4%		$3,555
(Cost: $3,396)

SHORT–TERM SECURITIES	Principal
Commercial Paper – 5.7%
Danaher Corporation,
0.140%, 7–10–12 (B)	$3,000	3,000
Google Inc.,
0.110%, 7–9–12 (B)	5,082	5,082
L’Oreal USA, Inc.,
0.150%, 8–6–12 (B)	3,000	3,000
Wisconsin Electric Power Co.,
0.160%, 7–2–12 (B)	2,897	2,897

		13,979

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (C)	1,603	1,603

Municipal Obligations – Taxable – 5.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.150%, 7–3–12 (C)	1,500	1,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.160%, 7–3–12 (C)	6,500	6,500
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.180%, 7–5–12 (C)	4,386	4,386

		12,386

Treasury Bills – 1.6%
United States Treasury Bills,
0.150%, 10–11–12	4,000	3,998

TOTAL SHORT-TERM SECURITIES – 12.9%		$31,966
(Cost: $31,966)

TOTAL INVESTMENT SECURITIES – 102.3%		$253,243
(Cost: $238,774)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3%)		(5,617)

NET ASSETS – 100.0%		$247,626

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$217,722	$—	$—
Investment Funds	3,555	—	—
Short-Term Securities	—	31,966	—
Total	$221,277	$31,966	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at June 30, 2012.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$238,774

Gross unrealized appreciation	29,558
Gross unrealized depreciation	(15,089)

Net unrealized appreciation	$14,469

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares		Value

Aerospace & Defense – 5.8%
Boeing Company (The)	6		$459
Precision Castparts Corp.	4		653

			1,112

Apparel, Accessories & Luxury Goods – 1.2%
Under Armour, Inc., Class A (A)	2		232

Application Software – 3.3%
Intuit Inc.	10		574
salesforce.com, inc. (A)	–	*	46

			620

Asset Management & Custody Banks – 2.0%
T. Rowe Price Group, Inc.	6		375

Auto Parts & Equipment – 1.5%
BorgWarner Inc. (A)	4		279

Automotive Retail – 1.2%
AutoZone, Inc. (A)	1		217

Broadcasting – 3.7%
CBS Corporation, Class B	15		485
Discovery Holding Company, Class A (A)	4		219

			704

Casinos & Gaming – 3.3%
Las Vegas Sands, Inc.	10		456
Wynn Resorts, Limited	2		166

			622

Communications Equipment – 2.7%
QUALCOMM Incorporated	9		505

Computer Hardware – 9.6%
Apple Inc. (A)	3		1,793

Consumer Finance – 2.0%
American Express Company	7		383

Data Processing & Outsourced Services – 6.5%
MasterCard Incorporated, Class A	2		705
Visa Inc., Class A	4		508

			1,213

Distillers & Vintners – 1.2%
Beam Inc.	3		217

Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	6		472

Footwear – 2.2%
NIKE, Inc., Class B	5		415

Hotels, Resorts & Cruise Lines – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	2		108

Household Products – 1.2%
Colgate-Palmolive Company	2		231

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	3		260

Industrial Gases – 2.2%
Praxair, Inc.	4	414

Internet Retail – 1.6%
Amazon.com, Inc. (A)	1	299

Internet Software & Services – 2.9%
Facebook, Inc., Class A (A)	3	88
Google Inc., Class A (A)	1	464

		552

IT Consulting & Other Services – 2.8%
Cognizant Technology Solutions Corporation, Class A (A)	9	537

Managed Health Care – 2.1%
UnitedHealth Group Incorporated	7	393

Movies & Entertainment – 1.7%
Walt Disney Company (The)	7	326

Oil & Gas Equipment & Services – 6.1%
Halliburton Company	8	229
National Oilwell Varco, Inc.	7	420
Schlumberger Limited	8	503

		1,152

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	2	192

Personal Products – 1.7%
Estee Lauder Companies Inc. (The), Class A	6	313

Pharmaceuticals – 1.9%
Allergan, Inc.	4	352

Railroads – 1.2%
Kansas City Southern	3	217

Restaurants – 4.5%
Starbucks Corporation	13	675
YUM! Brands, Inc.	3	171

		846

Semiconductor Equipment – 1.8%
ASML Holding N.V., NY Registry Shares	2	114
Lam Research Corporation (A)	6	233

		347

Semiconductors – 3.0%
Altera Corporation	8	254
Broadcom Corporation, Class A	6	199
Microchip Technology Incorporated	4	117

		570

Soft Drinks – 2.7%
Coca-Cola Company (The)	4	341
PepsiCo, Inc.	2	160

		501

Systems Software – 2.3%
Oracle Corporation	10	286
VMware, Inc., Class A (A)	2	157

		443

Tobacco – 3.0%
Philip Morris International Inc.	7	585

TOTAL COMMON STOCKS – 94.4%		$17,797
(Cost: $15,072)

SHORT-TERM SECURITIES	Principal
Master Note – 5.4%
Toyota Motor Credit Corporation,
0.136%, 7-2-12 (B)	$1,010	1,010

TOTAL SHORT-TERM SECURITIES – 5.4%		$1,010
(Cost: $1,010)

TOTAL INVESTMENT SECURITIES – 99.8%		$18,807
(Cost: $16,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		46

NET ASSETS – 100.0%		$18,853

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$17,797	$—	$—
Short-Term Securities	—	1,010	—
Total	$17,797	$1,010	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$16,082

Gross unrealized appreciation	2,968
Gross unrealized depreciation	(243)

Net unrealized appreciation	$2,725

SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Biotechnology – 2.9%
Amgen Inc.	47	$3,433

Cable & Satellite – 3.1%
Time Warner Cable Inc.	45	3,727

Computer Hardware – 2.3%
Hewlett-Packard Company	136	2,729

Consumer Finance – 3.9%
Capital One Financial Corporation	84	4,597

Department Stores – 1.6%
Macy’s Inc.	54	1,862

Diversified Banks – 4.0%
Wells Fargo & Company	140	4,672

Diversified Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold Inc., Class B	22	760

Drug Retail – 2.7%
CVS Corporation	69	3,210

Electric Utilities – 1.2%
PPL Corporation	50	1,396

Electronic Manufacturing Services – 1.9%
TE Connectivity Ltd.	71	2,266

Fertilizers & Agricultural Chemicals – 0.8%
Mosaic Company (A)	16	892

General Merchandise Stores – 1.3%
Target Corporation	26	1,484

Health Care Distributors – 2.2%
McKesson Corporation	27	2,550

Industrial Machinery – 2.0%
Ingersoll-Rand plc	57	2,404

Integrated Telecommunication Services – 3.9%
AT&T Inc.	130	4,639

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The)	32	3,039

Life & Health Insurance – 3.3%
MetLife, Inc.	125	3,856

Managed Health Care – 7.5%
Aetna Inc.	63	2,435
UnitedHealth Group Incorporated	70	4,078
WellPoint, Inc. (B)	37	2,379

		8,892

Mortgage REITs – 2.2%
American Capital Agency Corp.	77	2,578

Multi-Utilities – 2.4%
PG&E Corporation	62	2,816

Office Electronics – 2.4%
Xerox Corporation	356	2,804

Oil & Gas Exploration & Production – 6.0%
ConocoPhillips	60	3,358
Marathon Oil Corporation	146	3,728

		7,086

Oil & Gas Refining & Marketing – 4.9%
Marathon Petroleum Corporation	96	4,292
Phillips 66 (A)	46	1,529

		5,821

Oil & Gas Storage & Transportation – 8.1%
MarkWest Energy Partners, L.P.	61	2,983
Plains All American Pipeline, L.P.	44	3,524
Regency Energy Partners LP	127	3,022

		9,529

Other Diversified Financial Services – 4.4%
Citigroup Inc.	106	2,905
JPMorgan Chase & Co.	63	2,244

		5,149

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Limited, ADR	75	2,938

Property & Casualty Insurance – 5.4%
ACE Limited	54	4,026
XL Group plc	113	2,367

		6,393

Regional Banks – 1.2%
SunTrust Banks, Inc.	59	1,439

Reinsurance – 2.2%
RenaissanceRe Holdings Ltd.	34	2,554

Semiconductor Equipment – 1.9%
Lam Research Corporation (A)	60	2,271

Semiconductors – 2.0%
Freescale Semiconductor, Inc. (A)	230	2,358

Soft Drinks – 2.2%
Dr Pepper Snapple Group, Inc. (C)	60	2,612

Systems Software – 1.1%
Oracle Corporation	42	1,256

TOTAL COMMON STOCKS – 96.7%		$114,012
(Cost: $103,701)
SHORT-TERM SECURITIES	Principal	Value
Master Note – 5.8%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (D)	$6,801	6,801

TOTAL SHORT-TERM SECURITIES – 5.8%		$6,801
(Cost: $6,801)

TOTAL INVESTMENT SECURITIES – 102.5%	$120,813
(Cost: $110,502)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5%)	(2,922)

NET ASSETS – 100.0%	$117,891

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$114,012	$—	$—
Short-Term Securities	—	6,801	—
Total	$114,012	$6,801	$—
Liabilities
Written Options	$59	$174	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

The following written options were outstanding at June 30, 2012 (contracts and exercise prices unrounded):
Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Dr Pepper Snapple Group, Inc	Citibank N.A.	Call	597	July 2012	$41.00	$42	$(170)
LyondellBasell Industries N.V., Class A	N/A	Put	83	July 2012	33.00	8	(1)
	N/A	Put	83	July 2012	37.00	19	(3)
	N/A	Put	83	August 2012	35.00	8	(7)
Oracle Corporation	N/A	Put	125	July 2012	25.00	4	— *
Target Corporation	N/A	Put	149	July 2012	50.00	8	(1)
	Morgan Stanley & Co., Inc.	Put	57	August 2012	52.50	4	(2)
	Morgan Stanley & Co., Inc.	Put	57	September 2012	50.00	4	(2)

Walgreens Co.	N/A	Put	352	July 2012	29.00	13	(13)
	N/A	Put	352	July 2012	30.00	17	(30)
WellPoint, Inc.	N/A	Call	101	July 2012	67.50	45	(4)
						$172	$(233)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$110,502

Gross unrealized appreciation	15,962
Gross unrealized depreciation	(5,651)

Net unrealized appreciation	$10,311

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2012